UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23222
Hartford Funds Exchange-Traded Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report
January 31, 2025
Hartford AAA CLO ETF
(formerly, Hartford Short Duration ETF)
HSRT*/Cboe BZX
* Effective as of April 15, 2025, the new ticker will be TRPA.
This semi-annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford AAA CLO ETF	$12	0.24%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$97,370,326
Total number of portfolio holdings (excluding derivatives, if any)	100
Portfolio turnover rate	26%
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	96.8%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHSRT_0125

Semi-Annual Shareholder Report
January 31, 2025
Hartford Core Bond ETF
HCRB/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Core Bond ETF	$15	0.29%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$283,405,078
Total number of portfolio holdings	846
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	25%
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	39.8%
U.S. Government Agencies^	27.5%
Corporate Bonds	22.0%
Asset & Commercial Mortgage-Backed Securities	19.3%
Foreign Government Obligations	1.7%
Municipal Bonds	0.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	(11.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHCRB_0125

Semi-Annual Shareholder Report
January 31, 2025
Hartford Large Cap Growth ETF
HFGO/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Large Cap Growth ETF	$33	0.59%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$130,720,837
Total number of portfolio holdings (excluding derivatives, if any)	48
Portfolio turnover rate	24%

Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	42.6%
Communication Services	23.2%
Consumer Discretionary	15.6%
Health Care	8.3%
Financials	4.6%
Industrials	2.0%
Real Estate	1.3%
Energy	1.2%
Consumer Staples	0.9%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHFGO_0125

Semi-Annual Shareholder Report
January 31, 2025
Hartford Municipal Opportunities ETF
HMOP/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Municipal Opportunities ETF	$15	0.29%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$518,279,955
Total number of portfolio holdings (excluding derivatives, if any)	530
Portfolio turnover rate	20%

Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	23.0%
General Obligation	10.8%
Airport	9.1%
School District	8.2%
Medical	8.1%
Single Family Housing	7.5%
Transportation	6.7%
Development	3.5%
Nursing Homes	3.4%
Water	3.3%
Other*	13.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with Commercial Mortgage-Backed Securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHMOP_0125

Semi-Annual Shareholder Report
January 31, 2025
Hartford Quality Value ETF
QUVU/Cboe BZX
This semi-annual shareholder report contains important information about the Hartford Quality Value ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Quality Value ETF	$23	0.45%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$177,648,827
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	8%

Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	22.3%
Health Care	15.9%
Industrials	10.8%
Information Technology	10.2%
Consumer Staples	8.5%
Energy	7.8%
Utilities	6.6%
Communication Services	4.9%
Consumer Discretionary	3.8%
Real Estate	3.8%
Materials	3.3%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SQUVU_0125

Semi-Annual Shareholder Report
January 31, 2025
Hartford Schroders Commodity Strategy ETF (Consolidated)
HCOM/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Schroders Commodity Strategy ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Schroders Commodity Strategy ETF	$31	0.59%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$10,045,055
Total number of portfolio holdings	56
Portfolio turnover rate	258%
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Materials	3.2%
Short-Term Investments	80.1%
Other Assets & Liabilities	16.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHCOM_0125

Semi-Annual Shareholder Report
January 31, 2025
Hartford Schroders Tax-Aware Bond ETF
HTAB/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Schroders Tax-Aware Bond ETF	$20	0.39%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$449,000,180
Total number of portfolio holdings	275
Portfolio turnover rate	36%

Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	84.9%
U.S. Government Securities	3.4%
U.S. Government Agencies^	3.1%
Foreign Government Obligations	0.3%
Corporate Bonds	0.0%†
Short-Term Investments	7.7%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHTAB_0125

Semi-Annual Shareholder Report
January 31, 2025
Hartford Strategic Income ETF
(formerly, Hartford Sustainable Income ETF)
HSUN*/Cboe BZX
* Effective as of April 15, 2025, the new ticker will be HFSI.
This semi-annual shareholder report contains important information about the Hartford Strategic Income ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Strategic Income ETF	$26	0.50%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$75,872,145
Total number of portfolio holdings	585
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	66%

Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	30.1%
Asset & Commercial Mortgage-Backed Securities	18.6%
U.S. Government Securities	17.4%
Senior Floating Rate Interests	14.3%
Convertible Bonds	6.5%
U.S. Government Agencies^	6.3%
Foreign Government Obligations	5.8%
Preferred Stocks	1.0%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Other Assets & Liabilities	(0.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHSUN_0125

Semi-Annual Shareholder Report
January 31, 2025
Hartford Total Return Bond ETF
HTRB/NYSE Arca
This semi-annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Total Return Bond ETF	$15	0.29%
^	Annualized.
Key Fund Statistics as of January 31, 2025
Fund's net assets	$1,990,985,177
Total number of portfolio holdings	1,615
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.8%
U.S. Government Securities	31.3%
Corporate Bonds	20.6%
Asset & Commercial Mortgage-Backed Securities	17.3%
Foreign Government Obligations	2.6%
Municipal Bonds	0.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	(9.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
SAR_SHTRB_0125

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Active ETFs
Semi-Annual Financial Statements
and Other Information
January 31, 2025 (Unaudited)
◼Hartford AAA CLO ETF[1]
◼Hartford Core Bond ETF
◼Hartford Large Cap Growth ETF
◼Hartford Municipal Opportunities ETF
◼Hartford Quality Value ETF
◼Hartford Schroders Commodity Strategy ETF
◼Hartford Schroders Tax-Aware Bond ETF
◼Hartford Strategic Income ETF[2]
◼Hartford Total Return Bond ETF

[1]	Formerly, Hartford Short Duration ETF
[2]	Formerly, Hartford Sustainable Income ETF

Hartford Active ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford AAA CLO ETF	3
Hartford Core Bond ETF	6
Hartford Large Cap Growth ETF	19
Hartford Municipal Opportunities ETF	21
Hartford Quality Value ETF	30
Hartford Schroders Commodity Strategy ETF (Consolidated)	32
Hartford Schroders Tax-Aware Bond ETF	34
Hartford Strategic Income ETF	40
Hartford Total Return Bond ETF	54
Glossary	76
Statements of Assets and Liabilities:
Hartford AAA CLO ETF	77
Hartford Core Bond ETF	77
Hartford Large Cap Growth ETF	77
Hartford Municipal Opportunities ETF	77
Hartford Quality Value ETF	77
Hartford Schroders Commodity Strategy ETF (Consolidated)	78
Hartford Schroders Tax-Aware Bond ETF	78
Hartford Strategic Income ETF	78
Hartford Total Return Bond ETF	78
Statements of Operations:
Hartford AAA CLO ETF	79
Hartford Core Bond ETF	79
Hartford Large Cap Growth ETF	79
Hartford Municipal Opportunities ETF	79
Hartford Quality Value ETF	79
Hartford Schroders Commodity Strategy ETF (Consolidated)	80
Hartford Schroders Tax-Aware Bond ETF	80
Hartford Strategic Income ETF	80
Hartford Total Return Bond ETF	80
Statements of Changes in Net Assets:
Hartford AAA CLO ETF	81
Hartford Core Bond ETF	81
Hartford Large Cap Growth ETF	82
Hartford Municipal Opportunities ETF	82
Hartford Quality Value ETF	83
Hartford Schroders Commodity Strategy ETF (Consolidated)	83
Hartford Schroders Tax-Aware Bond ETF	84
Hartford Strategic Income ETF	84

Hartford Active ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford AAA CLO ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 96.8%
	Asset-Backed - Automobile - 0.1%
$ 105,000	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	$105,088
	Other Asset-Backed Securities - 96.7%
1,000,000	720 East CLO IV Ltd. 5.90%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,009,407
1,000,000	720 East CLO Ltd. 6.45%, 10/15/2036, 3 mo. USD Term SOFR + 2.15%(1)(2)	1,001,767
880,000	720 East CLO VI Ltd. 5.92%, 01/20/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	881,270
2,000,000	AGL CLO 3 Ltd. 5.86%, 01/15/2033, 3 mo. USD Term SOFR + 1.56%(1)(2)	2,001,800
1,000,000	AGL CLO 33 Ltd. 5.64%, 07/21/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,007,366
2,000,000	Apidos CLO XL Ltd. 5.65%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,014,098
300,000	Apidos CLO XXIII Ltd. 5.78%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	300,638
600,000	Apidos CLO XXVIII 5.95%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	600,466
1,000,000	Apidos CLO XXXIX Ltd. 5.59%, 04/21/2035, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,002,041
450,000	Ares XLIII CLO Ltd. 6.25%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	453,138
3,750,000	Ares XXVII CLO Ltd. 5.45%, 10/28/2034, 3 mo. USD Term SOFR + 1.15%(1)(2)	3,764,062
1,600,000	Assurant CLO I Ltd. 5.73%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,602,024
	Bain Capital Credit CLO Ltd.
1,387,009	5.43%, 10/17/2032, 3 mo. USD Term SOFR + 1.13%(1)(2)	1,389,802
1,000,000	5.69%, 01/22/2035, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,001,016
1,000,000	5.85%, 10/17/2032, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,002,140
2,000,000	6.14%, 04/16/2036, 3 mo. USD Term SOFR + 1.83%(1)(2)	2,004,232
675,000	Ballyrock CLO 15 Ltd. 6.15%, 01/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	675,679
600,000	Ballyrock CLO 21 Ltd. 5.85%, 10/20/2037, 3 mo. USD Term SOFR + 1.56%(1)(2)	600,325
	Barings CLO Ltd.
1,000,000	5.65%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,006,586
850,000	5.66%, 10/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	858,981
425,000	6.20%, 01/15/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	428,803
290,000	6.39%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	292,738
1,000,000	Barings Loan Partners CLO Ltd. 3 5.81%, 07/20/2033, 3 mo. USD Term SOFR + 1.52%(1)(2)	999,750
1,000,000	Battalion CLO XIV Ltd. 6.40%, 01/20/2035, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,000,857
1,000,000	BCC Middle Market CLO LLC 6.06%, 10/15/2033, 3 mo. USD Term SOFR + 1.76%(1)(2)	1,001,239
2,000,000	Benefit Street Partners CLO XV Ltd. 5.69%, 07/15/2037, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,014,594
1,000,000	BlackRock DLF IX-L CLO LP 6.67%, 10/20/2033, 3 mo. USD Term SOFR + 2.38%(1)(2)	999,368
1,100,000	BlueMountain CLO Ltd. 6.22%, 11/15/2030, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,101,096
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 96.8% - (continued)
	Other Asset-Backed Securities - 96.7% - (continued)
$ 650,000	Carlyle Global Market Strategies CLO Ltd. 6.09%, 07/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	$650,545
	Carlyle U.S. CLO Ltd.
1,000,000	5.58%, 01/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,008,400
500,000	6.30%, 01/15/2040, 3 mo. USD Term SOFR + 2.00%(1)(2)	504,002
	CIFC Funding Ltd.
675,000	5.47%, 01/15/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	680,837
1,000,000	5.62%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,002,032
300,000	5.71%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	300,569
250,000	5.73%, 01/15/2040, 3 mo. USD Term SOFR + 1.30%(1)(2)	252,093
825,000	5.76%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	830,118
1,000,000	5.84%, 04/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,008,679
1,000,000	5.89%, 10/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,005,996
250,000	5.96%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	250,161
1,120,000	6.05%, 04/20/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	1,122,175
250,000	6.19%, 07/23/2037, 3 mo. USD Term SOFR + 1.90%(1)(2)	251,346
1,000,000	Danby Park CLO Ltd. 5.65%, 10/21/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,007,365
250,000	Dryden 53 CLO Ltd. 5.96%, 01/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	250,395
1,000,000	Dryden 64 CLO Ltd. 6.30%, 04/18/2031, 3 mo. USD Term SOFR + 2.01%(1)(2)	1,000,328
1,000,000	Dryden 68 CLO Ltd. 5.40%, 07/15/2035, 3 mo. USD Term SOFR + 1.10%(1)(2)	1,002,681
1,000,000	Dryden 94 CLO Ltd. 5.66%, 10/15/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,007,090
1,000,000	Elmwood CLO 14 Ltd. 5.61%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,369
1,000,000	Elmwood CLO 15 Ltd. 5.63%, 04/22/2035, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,002,332
1,000,000	Elmwood CLO 19 Ltd. 6.00%, 10/17/2036, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,005,274
3,000,000	Elmwood CLO 23 Ltd. 6.11%, 04/16/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,005,874
1,000,000	Elmwood CLO II Ltd. 5.64%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,007,005
1,000,000	Empower CLO Ltd. 5.90%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,009,068
500,000	Generate CLO 8 Ltd. 6.39%, 01/20/2038, 3 mo. USD Term SOFR + 2.10%(1)(2)	503,563
2,000,000	GoldenTree Loan Management U.S. CLO 1 Ltd. 5.57%, 04/20/2034, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,999,500
250,000	GoldenTree Loan Management U.S. CLO 19 Ltd. 5.79%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	251,402
1,000,000	Golub Capital Partners CLO 66B Ltd. 6.25%, 04/25/2036, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,002,965
The accompanying notes are an integral part of these financial statements.

3

Hartford AAA CLO ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 96.8% - (continued)
	Other Asset-Backed Securities - 96.7% - (continued)
$ 1,000,000	Golub Capital Partners CLO 67M Ltd. 7.02%, 05/09/2036, 3 mo. USD Term SOFR + 2.50%(1)(2)	$1,006,378
500,000	Greenwood Park CLO Ltd. 5.96%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	500,909
520,000	Hlend CLO LLC 6.13%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	520,000
450,000	HPS Loan Management Ltd. 6.14%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	451,051
2,000,000	Invesco CLO Ltd. 5.73%, 07/20/2035, 3 mo. USD Term SOFR + 1.44%(1)(2)	2,007,664
500,000	Invesco U.S. CLO Ltd. 6.09%, 04/21/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	500,953
2,000,000	Kings Park CLO Ltd. 5.68%, 01/21/2035, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,005,718
1,000,000	KKR CLO 24 Ltd. 6.00%, 04/20/2032, 3 mo. USD Term SOFR + 1.71%(1)(2)	1,002,801
2,000,000	KKR CLO 52 Ltd. 6.21%, 07/16/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,010,036
500,000	Madison Park Funding LIV Ltd. 6.29%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	504,595
660,000	Madison Park Funding XIX Ltd. 5.89%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	664,712
300,000	Madison Park Funding XLII Ltd. 6.05%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	300,184
675,000	Madison Park Funding XVII Ltd. 6.34%, 10/21/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	680,575
250,000	Madison Park Funding XXII Ltd. 6.23%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	251,142
1,000,000	Madison Park Funding XXXVII Ltd. 5.83%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	1,008,542
1,000,000	Magnetite XXVIII Ltd. 5.54%, 01/15/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,002,698
500,000	Niagara Park CLO Ltd. 6.55%, 01/17/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	504,548
500,000	Oaktree CLO Ltd. 6.20%, 04/15/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	501,002
	OCP CLO Ltd.
850,000	5.66%, 07/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	855,471
995,000	5.66%, 10/18/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	1,002,482
1,000,000	5.86%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	1,007,584
500,000	6.56%, 11/26/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	503,232
1,000,000	Octagon 60 Ltd. 5.87%, 10/20/2037, 3 mo. USD Term SOFR + 1.58%(1)(2)	1,004,678
635,000	Octagon 63 Ltd. 6.00%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	636,763
825,000	Octagon 66 Ltd. 6.24%, 11/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	831,763
2,080,000	Octagon 67 Ltd. 6.10%, 04/25/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	2,084,264
250,000	Octagon Investment Partners XV Ltd. 6.05%, 07/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	250,150
Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 96.8% - (continued)
	Other Asset-Backed Securities - 96.7% - (continued)
$ 1,000,000	OHA Credit Funding 3 Ltd. 5.61%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)		$1,008,829
750,000	OHA Loan Funding Ltd. 5.99%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)		755,155
850,000	Palmer Square CLO Ltd. 5.84%, 07/20/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)		854,306
1,000,000	Rad CLO 25 Ltd. 5.95%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)		1,006,746
250,000	Regatta XIX Funding Ltd. 5.61%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)		250,432
825,000	RR 8 Ltd. 5.65%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)		827,246
1,500,000	RRX 7 Ltd. 5.66%, 07/15/2035, 3 mo. USD Term SOFR + 1.36%(1)(2)		1,503,652
850,000	Symphony CLO 36 Ltd. 5.66%, 10/24/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)		856,530
800,000	Symphony CLO 38 Ltd. 6.10%, 04/24/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)		801,614
500,000	Symphony CLO XXXIII Ltd. 6.13%, 01/24/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)		501,008
1,000,000	Texas Debt Capital CLO Ltd. 6.09%, 04/20/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)		1,001,927
1,650,000	Venture XXX CLO Ltd. 6.26%, 01/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(2)		1,652,262
	Voya CLO Ltd.
560,000	5.82%, 10/15/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)		564,591
1,000,000	5.99%, 10/20/2031, 3 mo. USD Term SOFR + 1.70%(1)(2)		1,001,692
1,000,000	6.66%, 04/17/2030, 3 mo. USD Term SOFR + 2.36%(1)(2)		1,001,427
			94,125,759
	Total Asset & Commercial Mortgage-Backed Securities (cost $94,059,205)		$94,230,847
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
786,308	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2025 at 4.34%, due on 02/03/2025 with a maturity value of $786,592; collateralized by U.S. Treasury Note at 4.63%, maturing 06/15/2027, with a market value of $802,064		$786,308
	Total Short-Term Investments (cost $786,308)		$786,308
	Total Investments (cost $94,845,513)	97.6%	$95,017,155
	Other Assets and Liabilities	2.4%	2,353,171
	Net Assets	100.0%	$97,370,326
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

4

Hartford AAA CLO ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$94,230,847, representing 96.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$94,230,847	$—	$94,230,847	$—
Short-Term Investments	786,308	—	786,308	—
Total	$95,017,155	$—	$95,017,155	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

5

Hartford Core Bond ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3%
	Asset-Backed - Automobile - 1.2%
$ 140,004	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$140,244
160,953	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	161,461
	Avis Budget Rental Car Funding AESOP LLC
215,000	5.23%, 12/20/2030(1)	216,707
185,000	5.36%, 06/20/2030(1)	187,611
220,000	5.90%, 08/21/2028(1)	225,120
91,839	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	92,041
	Credit Acceptance Auto Loan Trust
190,000	5.68%, 03/15/2034(1)	192,460
470,000	6.11%, 08/15/2034(1)	478,567
111,308	DT Auto Owner Trust 5.19%, 10/16/2028(1)	111,395
95,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	95,995
61,174	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	61,345
77,000	Flagship Credit Auto Trust 5.05%, 01/18/2028(1)	77,105
560,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	568,991
445,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	449,470
133,112	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	133,216
110,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	110,800
105,000	Securitized Term Auto Receivables Trust 5.04%, 07/25/2031(1)	105,090
91,235	Tricolor Auto Securitization Trust 6.61%, 10/15/2027(1)	91,971
		3,499,589
	Asset-Backed - Manufactured Housing - 0.0%
57,500	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	50,007
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
122,307	0.97%, 12/16/2069(1)	107,813
209,361	1.11%, 02/18/2070(1)	183,411
262,605	5.51%, 10/15/2071(1)	263,556
		554,780
	Commercial Mortgage-Backed Securities - 5.0%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	225,821
195,000	ARZ Trust 5.77%, 06/11/2029(1)	198,360
	BBCMS Mortgage Trust
1,828,050	1.01%, 05/15/2057(2)(3)	137,382
1,158,815	1.11%, 09/15/2057(2)(3)	92,318
1,007,025	1.62%, 02/15/2057(2)(3)	102,358
125,000	3.66%, 04/15/2055(3)	112,355
1,085,000	BBCMS Trust 1.13%, 02/15/2063(2)(3)	94,223
	Benchmark Mortgage Trust
2,776,661	0.57%, 07/15/2056(2)(3)	106,092
968,373	1.17%, 12/15/2056(2)(3)	59,402
557,861	1.50%, 01/15/2054(2)(3)	38,962
593,956	1.78%, 07/15/2053(2)(3)	30,610
1,684,003	BMO Mortgage Trust 0.86%, 07/15/2057(2)(3)	111,779
675,000	BOCA Commercial Mortgage Trust 6.23%, 08/15/2041, 1 mo. USD Term SOFR + 1.92%(1)(4)	678,375
310,000	BPR Trust 5.36%, 11/05/2041(1)(3)	310,181
	BX Trust
630,000	5.32%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(4)	630,000
115,000	6.40%, 03/15/2041, 1 mo. USD Term SOFR + 2.09%(1)(4)	115,287
17,424	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	17,359
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
	Commercial Mortgage Trust
$ 100,000	2.82%, 01/10/2039(1)	$92,598
132,114	3.31%, 03/10/2048	131,442
110,000	3.38%, 01/10/2039(1)	98,578
130,000	5.87%, 12/10/2041(1)(3)	131,758
250,000	6.34%, 08/10/2044(1)	260,180
20,669	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	20,517
39,498	CSMC Trust 2.26%, 08/15/2037(1)	38,635
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	271,644
	DBJPM Mortgage Trust
459,060	1.70%, 09/15/2053(2)(3)	20,314
11,006	3.04%, 05/10/2049	10,907
120,000	DC Trust 5.73%, 04/13/2040(1)(3)	120,917
	FREMF Mortgage Trust
295,000	3.61%, 04/25/2048(1)(3)	293,984
225,000	3.95%, 06/25/2049(1)(3)	221,284
565,000	GS Mortgage Securities Corp. II 5.49%, 03/10/2041(1)(3)	565,140
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	365,227
200,000	Hawaii Hotel Trust 5.75%, 05/15/2038, 1 mo. USD Term SOFR + 1.45%(1)(4)	199,875
170,000	HIH Trust 6.15%, 10/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(4)	170,956
150,000	HTL Commercial Mortgage Trust 5.88%, 05/10/2039(1)(3)	151,021
	JP Morgan Chase Commercial Mortgage Securities Trust
1,097,000	2.82%, 08/15/2049	1,065,066
390,000	5.80%, 10/05/2039(1)(3)	397,070
	JPMBB Commercial Mortgage Securities Trust
13,521	3.56%, 12/15/2048	13,450
635,000	3.58%, 03/17/2049	626,307
	JPMDB Commercial Mortgage Securities Trust
36,455	2.95%, 06/15/2049	36,089
632,000	3.14%, 12/15/2049	605,222
79,002	3.24%, 10/15/2050	77,683
145,000	LEX Mortgage Trust 4.87%, 10/13/2033(1)(3)	143,529
330,000	MF1 Ltd. 6.05%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(4)	326,726
383,100	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(2)(3)	23,385
285,000	NJ Trust 6.48%, 01/06/2029(1)(3)	295,117
110,000	NY Commercial Mortgage Trust 5.66%, 02/10/2035(1)(3)	112,200
325,000	ROCK Trust 5.39%, 11/13/2041(1)	326,567
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	46,625
705,000	SHR Trust 6.26%, 10/15/2041, 1 mo. USD Term SOFR + 1.95%(1)(4)	707,864
525,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(3)	548,886
	Wells Fargo Commercial Mortgage Trust
1,593,464	1.00%, 08/15/2057(2)(3)	119,339
272,026	3.15%, 05/15/2048	271,183
719,000	3.43%, 03/15/2059	707,662
11,177	3.52%, 12/15/2048	11,127
420,000	3.64%, 03/15/2050	402,864
235,000	3.81%, 12/15/2048	232,511
	Wells Fargo NA
3,957,530	0.63%, 11/15/2062(2)(3)	106,862
1,710,744	0.82%, 06/15/2057(2)(3)	101,246
902,807	0.88%, 02/15/2052(2)(3)	26,240
991,516	1.00%, 02/15/2056(2)(3)	57,011
880,924	1.00%, 12/15/2056(2)(3)	29,063
1,879,870	1.15%, 10/15/2057(2)(3)	159,421
1,454,506	1.31%, 11/15/2053(2)(3)	85,843
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
$ 1,237,513	1.76%, 03/15/2063(2)(3)	$96,021
145,000	4.41%, 11/15/2061(3)	141,766
		14,125,786
	Other Asset-Backed Securities - 7.2%
	Affirm Asset Securitization Trust
530,000	4.62%, 09/15/2029(1)	527,763
150,035	5.22%, 12/17/2029(1)	150,296
165,000	5.61%, 02/15/2029(1)	166,227
290,000	AGL Core CLO 36 Ltd. 5.53%, 01/23/2038, 3 mo. USD Term SOFR + 1.28%(1)(4)	290,910
305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	308,864
205,000	AMSR Trust 4.15%, 11/17/2041(1)	197,018
220,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	223,202
400,000	Barings CLO Ltd. 6.39%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(4)	403,776
495,000	Battalion CLO 18 Ltd. 6.49%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(4)	499,105
315,000	Benefit Street Partners CLO XXXI Ltd. 6.65%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	316,573
2,468	BHG Securitization Trust 0.90%, 10/17/2034(1)	2,463
270,000	Birch Grove CLO 4 Ltd. 6.10%, 07/15/2037, 3 mo. USD Term SOFR + 1.80%(1)(4)	272,553
185,000	Blue Owl Asset Leasing Trust LLC 5.05%, 03/15/2029(1)	185,105
470,000	BlueMountain CLO XXXI Ltd. 5.70%, 04/19/2034, 3 mo. USD Term SOFR + 1.41%(1)(4)	470,477
460,000	BlueMountain CLO XXXIII Ltd. 5.97%, 11/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(4)	460,690
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	89,711
126,765	1.69%, 07/15/2060(1)	124,352
97,713	5.97%, 08/15/2062(1)	97,776
195,063	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	197,107
	DB Master Finance LLC
145,500	2.79%, 11/20/2051(1)	123,410
696,413	4.35%, 05/20/2049(1)	667,594
160,000	DLLAA LLC 5.64%, 02/22/2028(1)	162,319
	Domino's Pizza Master Issuer LLC
441,515	2.66%, 04/25/2051(1)	403,309
432,000	3.67%, 10/25/2049(1)	401,938
206,800	4.12%, 07/25/2047(1)	202,078
435,000	Elmwood CLO 19 Ltd. 6.70%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(4)	438,593
295,000	Elmwood CLO 23 Ltd. 6.56%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(4)	296,071
	FirstKey Homes Trust
153,470	4.15%, 05/19/2039(1)	151,422
585,698	4.25%, 07/17/2039(1)	576,094
460,000	Flatiron CLO 21 Ltd. 5.65%, 10/19/2037, 3 mo. USD Term SOFR + 1.36%(1)(4)	462,766
750,000	Galaxy XXIV CLO Ltd. 5.84%, 04/15/2037, 3 mo. USD Term SOFR + 1.54%(1)(4)	754,414
250,000	Invesco U.S. CLO Ltd. 6.59%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	251,100
250,000	Madison Park Funding LXVII Ltd. 5.81%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(4)	252,087
500,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 5.65%, 10/24/2038, 3 mo. USD Term SOFR + 1.35%(1)(4)	503,022
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Other Asset-Backed Securities - 7.2% - (continued)
$ 310,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	$286,685
410,000	Octagon 61 Ltd. 6.64%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	410,911
	Progress Residential Trust
398,079	1.51%, 10/17/2038(1)	379,447
139,661	3.20%, 04/17/2039(1)	134,729
390,000	3.40%, 02/17/2042(1)	360,722
395,607	4.44%, 05/17/2041(1)	386,984
103,511	4.45%, 06/17/2039(1)	102,369
177,411	4.75%, 10/27/2039(1)	176,692
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	490,624
635,000	RR 23 Ltd. 6.95%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(4)	639,008
	SCF Equipment Leasing LLC
140,000	5.52%, 01/20/2032(1)	142,465
202,099	6.56%, 01/22/2030(1)	203,839
	Stack Infrastructure Issuer LLC
60,000	1.89%, 08/25/2045(1)	58,937
285,000	5.90%, 07/25/2048(1)	288,704
130,000	5.90%, 03/25/2049(1)	131,928
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	73,056
143,479	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	145,651
461,963	Taco Bell Funding LLC 4.94%, 11/25/2048(1)	457,680
350,000	Texas Debt Capital CLO Ltd. 6.59%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	351,239
	Tricon Residential Trust
652,822	3.86%, 04/17/2039(1)	637,877
310,000	4.30%, 11/17/2041(1)	300,401
515,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	504,253
330,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	331,339
390,000	Venture 42 CLO Ltd. 5.69%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(4)	390,294
	Wendy's Funding LLC
197,732	2.37%, 06/15/2051(1)	177,142
134,828	3.88%, 03/15/2048(1)	129,880
160,190	4.08%, 06/15/2049(1)	151,843
736,125	4.24%, 03/15/2052(1)	706,858
111,011	4.54%, 03/15/2052(1)	104,110
	Wingstop Funding LLC
531,900	2.84%, 12/05/2050(1)	496,885
145,000	5.86%, 12/05/2054(1)	146,136
380,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	380,000
		20,308,873
	Whole Loan Collateral CMO - 5.7%
	Angel Oak Mortgage Trust
70,452	0.91%, 01/25/2066(1)(3)	59,936
251,853	0.95%, 07/25/2066(1)(3)	212,950
32,205	0.99%, 04/25/2053(1)(3)	30,395
63,859	0.99%, 04/25/2066(1)(3)	54,070
168,882	1.04%, 01/20/2065(1)(3)	139,077
122,606	1.07%, 05/25/2066(1)(3)	104,128
400,877	1.46%, 09/25/2066(1)(3)	331,782
17,869	1.47%, 06/25/2065(1)(3)	16,904
31,983	1.69%, 04/25/2065(1)(3)	30,051
184,861	1.82%, 11/25/2066(1)(3)	161,789
517,633	2.88%, 12/25/2066(1)(5)	471,537
18,111	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	17,440
121,685	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	107,685
	BRAVO Residential Funding Trust
36,471	0.94%, 02/25/2049(1)(3)	32,669
The accompanying notes are an integral part of these financial statements.

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 43,306	0.97%, 03/25/2060(1)(3)	$41,228
	Bunker Hill Loan Depositary Trust
18,527	1.72%, 02/25/2055(1)(3)	18,113
14,616	2.88%, 07/25/2049(1)(5)	14,142
318,344	CIM Trust 1.43%, 07/25/2061(1)(3)	281,496
	COLT Mortgage Loan Trust
30,454	0.80%, 07/27/2054(1)	26,660
104,411	0.91%, 06/25/2066(1)(3)	87,634
174,618	0.92%, 08/25/2066(1)(3)	144,184
315,444	0.96%, 09/27/2066(1)(3)	255,916
409,814	1.11%, 10/25/2066(1)(3)	347,622
38,466	1.33%, 10/26/2065(1)(3)	34,948
228,760	1.40%, 10/25/2066(1)(3)	187,031
14,429	1.51%, 04/27/2065(1)(3)	13,970
450,149	2.28%, 12/27/2066(1)(3)	402,937
76,940	4.30%, 03/25/2067(1)(3)	74,885
214,348	COLT Trust 1.39%, 01/25/2065(1)(3)	182,491
	CSMC Trust
79,440	0.83%, 03/25/2056(1)(3)	63,997
160,957	0.94%, 05/25/2066(1)(3)	133,128
383,019	1.17%, 07/25/2066(1)(3)	318,560
135,422	1.18%, 02/25/2066(1)(3)	117,601
204,463	1.84%, 10/25/2066(1)(3)	176,413
131,983	2.00%, 01/25/2060(1)(3)	117,190
59,284	2.21%, 05/25/2065(1)(5)	55,455
519,875	2.27%, 11/25/2066(1)(3)	461,863
66,753	4.10%, 12/27/2060(1)(3)	65,564
	Deephaven Residential Mortgage Trust
17,712	0.72%, 05/25/2065(1)(3)	16,683
41,754	0.90%, 04/25/2066(1)(3)	36,501
	Ellington Financial Mortgage Trust
26,246	0.80%, 02/25/2066(1)(3)	22,361
51,913	0.93%, 06/25/2066(1)(3)	42,387
17,464	1.18%, 10/25/2065(1)(3)	16,284
285,601	1.24%, 09/25/2066(1)(3)	228,733
235,037	2.21%, 01/25/2067(1)(3)	199,750
15,127	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	13,737
	Federal National Mortgage Association Connecticut Avenue Securities Trust
94,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	95,164
334,961	7.60%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(4)	354,514
	GCAT Trust
83,338	0.87%, 01/25/2066(1)(3)	68,742
92,857	1.04%, 05/25/2066(1)(3)	76,494
282,158	1.09%, 08/25/2066(1)(3)	228,798
404,587	1.26%, 07/25/2066(1)(3)	325,190
132,025	1.92%, 08/25/2066(1)(3)	120,601
15,580	2.56%, 04/25/2065(1)(5)	14,853
7,124	3.25%, 01/25/2060(1)(5)	6,942
	Imperial Fund Mortgage Trust
149,941	1.07%, 09/25/2056(1)(3)	123,073
485,488	2.09%, 01/25/2057(1)(3)	406,412
551,039	3.64%, 03/25/2067(1)(5)	507,383
	Legacy Mortgage Asset Trust
74,896	4.65%, 11/25/2060(1)(5)	72,864
66,089	4.75%, 04/25/2061(1)(5)	64,579
91,598	4.75%, 07/25/2061(1)(5)	91,350
	MetLife Securitization Trust
32,161	3.75%, 03/25/2057(1)(3)	30,777
22,446	3.75%, 04/25/2058(1)(3)	22,037
	MFA Trust
14,900	1.01%, 01/26/2065(1)(3)	13,855
106,996	1.03%, 11/25/2064(1)(3)	92,275
44,543	1.15%, 04/25/2065(1)(3)	40,329
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 4,563	Mill City Mortgage Loan Trust 3.50%, 05/25/2058(1)(3)	$4,540
	New Residential Mortgage Loan Trust
57,517	0.94%, 07/25/2055(1)(3)	51,823
31,085	0.94%, 10/25/2058(1)(3)	29,756
311,387	1.16%, 11/27/2056(1)(3)	268,480
10,829	1.65%, 05/24/2060(1)(3)	10,403
458,078	2.28%, 04/25/2061(1)(3)	395,539
71,822	3.50%, 12/25/2057(1)(3)	69,019
11,619	3.75%, 03/25/2056(1)(3)	10,997
31,467	3.75%, 11/25/2058(1)(3)	29,720
136,484	4.00%, 03/25/2057(1)(3)	130,598
148,135	4.00%, 12/25/2057(1)(3)	141,822
190,429	NMLT Trust 1.19%, 05/25/2056(1)(3)	158,991
	OBX Trust
196,559	1.05%, 07/25/2061(1)(3)	160,065
128,412	1.07%, 02/25/2066(1)(3)	109,749
145,351	1.96%, 10/25/2061(1)(3)	120,358
405,479	2.31%, 11/25/2061(1)(3)	355,858
	PRET LLC
130,996	4.74%, 07/25/2051(1)(5)	129,992
395,326	4.84%, 09/25/2051(1)(5)	392,141
88,566	4.87%, 07/25/2051(1)(5)	88,307
381,600	5.49%, 10/25/2051(1)(5)	381,386
157,234	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(5)	156,011
	PRPM LLC
67,126	1.32%, 07/25/2051(1)(5)	61,519
171,629	4.74%, 09/25/2026(1)(3)	170,856
116,931	4.79%, 06/25/2026(1)(5)	115,807
151,998	4.79%, 07/25/2026(1)(5)	151,354
116,824	4.87%, 04/25/2026(1)(5)	115,955
322,908	5.36%, 10/25/2026(1)(5)	321,582
37,680	6.36%, 11/25/2025(1)(5)	37,772
27,492	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	26,178
86,770	STAR Trust 1.22%, 05/25/2065(1)(3)	80,246
	Starwood Mortgage Residential Trust
28,713	0.94%, 05/25/2065(1)(3)	26,639
303,547	1.16%, 08/25/2056(1)(3)	269,131
12,151	1.49%, 04/25/2065(1)(3)	11,749
305,057	1.92%, 11/25/2066(1)(3)	263,823
	Towd Point Mortgage Trust
90,080	1.75%, 10/25/2060(1)	80,862
82,630	2.75%, 10/25/2057(1)(3)	80,711
34,948	2.90%, 10/25/2059(1)(3)	33,220
328,468	2.92%, 11/30/2060(1)(3)	273,194
16,768	3.25%, 03/25/2058(1)(3)	16,482
142,420	3.75%, 03/25/2058(1)(3)	136,690
111,776	TRK Trust 1.15%, 07/25/2056(1)(3)	97,503
	Verus Securitization Trust
55,918	0.92%, 02/25/2064(1)(3)	51,269
136,994	0.94%, 07/25/2066(1)(3)	111,273
568,126	1.01%, 09/25/2066(1)(3)	473,482
46,928	1.03%, 02/25/2066(1)(3)	41,173
205,263	1.82%, 11/25/2066(1)(3)	183,839
439,440	1.83%, 10/25/2066(1)(5)	388,856
31,468	2.22%, 05/25/2065(1)(5)	30,088
19,063	2.50%, 05/25/2065(1)(5)	18,474
317,681	2.72%, 01/25/2067(1)(5)	289,442
16,579	3.69%, 11/25/2059(1)(3)	16,335
168,610	VOLT CIII LLC 4.99%, 08/25/2051(1)(5)	167,914
47,210	VOLT XCIII LLC 5.89%, 02/27/2051(1)(5)	47,204
45,188	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	45,170
The accompanying notes are an integral part of these financial statements.

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 58,011	VOLT XCIX LLC 5.12%, 04/25/2051(1)(5)	$57,924
37,985	VOLT XCV LLC 5.24%, 03/27/2051(1)(5)	37,939
		16,253,319
	Total Asset & Commercial Mortgage-Backed Securities (cost $56,954,672)	$54,792,354
CORPORATE BONDS - 22.0%
	Aerospace/Defense - 0.5%
200,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$200,973
	Boeing Co.
30,000	2.95%, 02/01/2030	26,914
65,000	3.20%, 03/01/2029	60,184
190,000	5.15%, 05/01/2030	188,793
95,000	6.39%, 05/01/2031	99,959
25,000	6.53%, 05/01/2034	26,411
	L3Harris Technologies, Inc.
85,000	5.05%, 06/01/2029	85,467
105,000	5.50%, 08/15/2054	100,676
70,000	5.60%, 07/31/2053	67,888
210,000	Northrop Grumman Corp. 5.15%, 05/01/2040	200,065
	RTX Corp.
278,000	4.13%, 11/16/2028	271,984
90,000	5.75%, 11/08/2026	91,603
		1,420,917
	Agriculture - 0.5%
135,000	BAT Capital Corp. 5.83%, 02/20/2031	139,022
130,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	131,733
	Philip Morris International, Inc.
360,000	4.38%, 11/01/2027	357,745
160,000	4.75%, 11/01/2031	157,370
265,000	5.13%, 02/15/2030	267,303
135,000	5.13%, 02/13/2031	135,690
70,000	5.63%, 11/17/2029	72,216
185,000	5.63%, 09/07/2033	188,797
		1,449,876
	Apparel - 0.1%
	Tapestry, Inc.
105,000	5.10%, 03/11/2030	104,294
125,000	5.50%, 03/11/2035	123,198
		227,492
	Auto Manufacturers - 0.2%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	246,841
250,000	Mercedes-Benz Finance North America LLC 4.95%, 03/30/2025(1)	250,129
		496,970
	Beverages - 0.1%
165,000	Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	165,118
155,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	157,090
	PepsiCo, Inc.
47,000	1.63%, 05/01/2030	40,232
6,000	2.75%, 03/19/2030	5,463
		367,903
	Biotechnology - 0.2%
115,000	CSL Finance PLC 4.25%, 04/27/2032(1)	108,458
	Gilead Sciences, Inc.
240,000	4.80%, 11/15/2029	239,647
75,000	5.25%, 10/15/2033	75,419
25,000	Royalty Pharma PLC 5.15%, 09/02/2029	24,983
		448,507
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Chemicals - 0.2%
$ 45,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	$45,426
320,000	Nutrien Ltd. 4.90%, 03/27/2028	320,939
	Sherwin-Williams Co.
212,000	2.30%, 05/15/2030	185,493
2,000	2.95%, 08/15/2029	1,841
		553,699
	Commercial Banks - 5.6%
	Bank of America Corp.
315,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	264,847
165,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(6)	135,780
150,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	132,943
930,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	806,906
514,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(6)	494,603
165,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(6)	165,511
140,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	141,204
195,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(6)	190,732
	Bank of New York Mellon Corp.
65,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	65,265
180,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	179,632
120,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	118,876
310,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	314,923
	BNP Paribas SA
250,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(6)	249,124
210,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	211,953
200,000	5.79%, 01/13/2033, (5.79% fixed rate until 01/13/2032; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	202,046
	BPCE SA
250,000	6.29%, 01/14/2036, (6.29% fixed rate until 01/14/2035; 6 mo. USD SOFR + 2.04% thereafter)(1)(6)	254,882
500,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(6)	505,170
250,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	260,898
The accompanying notes are an integral part of these financial statements.

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Commercial Banks - 5.6% - (continued)
$ 250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(6)	$256,884
70,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	70,197
	Citizens Financial Group, Inc.
170,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	171,557
100,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	101,742
	Credit Agricole SA
405,000	5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(6)	407,013
255,000	5.86%, 01/09/2036, (5.86% fixed rate until 01/09/2035; 6 mo. USD SOFR + 1.74% thereafter)(1)(6)	256,604
200,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	201,739
35,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(6)	36,417
	Goldman Sachs Group, Inc.
70,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	59,009
106,000	2.60%, 02/07/2030	94,617
130,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	111,611
50,000	3.80%, 03/15/2030	47,185
210,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(6)	206,350
65,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	62,448
275,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	274,282
135,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(6)	135,280
145,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	148,161
	HSBC Holdings PLC
230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	208,258
200,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(6)	176,875
205,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	201,448
350,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(6)	349,661
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Commercial Banks - 5.6% - (continued)
	JP Morgan Chase & Co.
$ 224,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(6)	$187,700
320,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	272,193
70,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	60,581
420,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(6)	416,670
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(6)	196,067
45,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(6)	43,417
275,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	274,731
100,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(6)	100,398
265,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(6)	262,812
300,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	299,290
55,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(6)	55,327
200,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	204,233
130,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	132,964
235,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	244,471
	Morgan Stanley
62,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	51,074
87,000	2.19%, 04/28/2026, (2.19% fixed rate until 04/28/2025; 6 mo. USD SOFR + 1.99% thereafter)(6)	86,463
307,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	274,423
141,000	3.97%, 07/22/2038(3)	121,058
90,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	90,420
255,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	258,865
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	239,947
The accompanying notes are an integral part of these financial statements.

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Commercial Banks - 5.6% - (continued)
$ 245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(6)	$247,635
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)	247,038
300,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(6)	301,250
200,000	Santander U.K. Group Holdings PLC 5.69%, 04/15/2031, (5.69% fixed rate until 04/15/2030; 6 mo. USD SOFR + 1.52% thereafter)(6)	202,058
200,000	Standard Chartered PLC 5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(6)	197,718
	UBS Group AG
200,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	207,983
280,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	297,859
	Wells Fargo & Co.
300,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	272,255
210,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	185,294
70,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 6 mo. USD SOFR + 1.56% thereafter)(6)	69,918
260,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	252,019
146,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	131,048
125,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	125,636
140,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	139,960
405,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	412,631
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	156,600
215,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	229,204
		15,821,843
	Commercial Services - 0.0%
	Howard University
100,000	2.90%, 10/01/2031	84,766
70,000	3.48%, 10/01/2041	52,937
		137,703
	Construction Materials - 0.0%
	Trane Technologies Financing Ltd.
65,000	3.80%, 03/21/2029	62,484
33,000	5.10%, 06/13/2034	32,745
		95,229
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Diversified Financial Services - 0.5%
$ 280,000	American Express Co. 5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(6)	$280,987
95,000	BlackRock Funding, Inc. 4.90%, 01/08/2035	93,514
	Capital One Financial Corp.
105,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	99,637
65,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	60,368
60,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(6)	60,262
490,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	542,280
120,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	137,340
		1,274,388
	Electric - 3.6%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	70,058
42,000	4.15%, 08/15/2044	34,419
130,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	126,483
	CenterPoint Energy, Inc.
250,000	5.25%, 08/10/2026	251,941
225,000	5.40%, 06/01/2029	227,573
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	58,847
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	126,564
175,000	5.50%, 03/15/2055	167,267
85,000	5.70%, 05/15/2054	83,641
	Duke Energy Carolinas LLC
35,000	3.55%, 03/15/2052	24,585
55,000	4.85%, 03/15/2030	55,067
	Duke Energy Corp.
95,000	2.45%, 06/01/2030	83,569
775,000	2.55%, 06/15/2031	666,500
70,000	3.50%, 06/15/2051	47,083
120,000	3.75%, 09/01/2046	88,139
25,000	5.00%, 08/15/2052	21,653
30,000	5.80%, 06/15/2054	29,058
82,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	54,783
170,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	163,270
	Edison International
95,000	4.13%, 03/15/2028	88,237
40,000	5.25%, 11/15/2028	37,852
120,000	5.25%, 03/15/2032	109,018
15,000	5.45%, 06/15/2029	14,181
60,000	6.95%, 11/15/2029	59,909
129,000	Evergy, Inc. 2.90%, 09/15/2029	117,327
	Eversource Energy
445,000	5.13%, 05/15/2033	433,282
245,000	5.45%, 03/01/2028	248,561
125,000	5.50%, 01/01/2034	124,267
70,000	FirstEnergy Corp. 3.90%, 07/15/2027(5)	68,380
	FirstEnergy Pennsylvania Electric Co.
27,000	5.15%, 03/30/2026(1)	27,096
15,000	5.20%, 04/01/2028(1)	15,096
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	248,280
	Georgia Power Co.
71,000	4.30%, 03/15/2042	60,179
265,000	4.55%, 03/15/2030	260,545
The accompanying notes are an integral part of these financial statements.

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Electric - 3.6% - (continued)
$ 240,000	4.65%, 05/16/2028	$239,454
147,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	132,128
55,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	53,577
15,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	15,328
295,000	National Grid PLC 5.60%, 06/12/2028	301,196
554,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	481,500
90,000	NSTAR Electric Co. 5.40%, 06/01/2034	90,530
	Oglethorpe Power Corp.
69,000	5.05%, 10/01/2048	60,907
25,000	5.25%, 09/01/2050	22,685
25,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	25,189
225,000	Ohio Power Co. 5.00%, 06/01/2033	217,994
	Pacific Gas & Electric Co.
690,000	2.50%, 02/01/2031	580,265
175,000	3.25%, 06/01/2031	152,879
160,000	5.45%, 06/15/2027	159,894
190,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	184,560
95,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	91,784
	Public Service Enterprise Group, Inc.
20,000	5.45%, 04/01/2034	19,903
95,000	6.13%, 10/15/2033	99,164
	Puget Energy, Inc.
699,000	3.65%, 05/15/2025	695,936
60,000	4.22%, 03/15/2032	54,821
	Southern California Edison Co.
77,000	2.25%, 06/01/2030	65,980
75,000	2.75%, 02/01/2032	62,565
216,000	3.65%, 02/01/2050	147,971
82,000	4.00%, 04/01/2047	60,032
85,000	4.65%, 10/01/2043	69,976
505,000	4.90%, 06/01/2026	503,060
70,000	5.20%, 06/01/2034	66,831
100,000	5.45%, 03/01/2035	96,902
	Southern Co.
4,000	3.25%, 07/01/2026	3,925
63,000	3.70%, 04/30/2030	59,206
190,000	4.85%, 06/15/2028	190,417
70,000	4.85%, 03/15/2035	66,515
30,000	5.20%, 06/15/2033	29,654
55,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	54,403
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	34,589
310,000	5.00%, 04/01/2033	303,233
195,000	5.00%, 01/15/2034	189,712
75,000	5.05%, 08/15/2034	72,990
50,000	5.35%, 01/15/2054	46,600
110,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	109,675
80,000	Xcel Energy, Inc. 4.60%, 06/01/2032	76,293
		10,282,933
	Electronics - 0.0%
50,000	Honeywell International, Inc. 5.25%, 03/01/2054	46,903
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
615,000	4.28%, 03/15/2032	543,049
105,000	5.05%, 03/15/2042	84,507
420,000	5.14%, 03/15/2052	313,271
325,000	5.39%, 03/15/2062	239,326
		1,180,153
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Environmental Control - 0.3%
	Republic Services, Inc.
$ 80,000	1.45%, 02/15/2031	$65,375
100,000	4.88%, 04/01/2029	100,140
245,000	5.20%, 11/15/2034	244,162
90,000	Veralto Corp. 5.50%, 09/18/2026	91,064
	Waste Management, Inc.
190,000	4.95%, 07/03/2031	190,628
240,000	4.95%, 03/15/2035	234,756
		926,125
	Food - 0.2%
	Conagra Brands, Inc.
307,000	4.85%, 11/01/2028	305,417
210,000	5.30%, 10/01/2026	211,865
30,000	Tyson Foods, Inc. 5.40%, 03/15/2029	30,377
		547,659
	Gas - 0.5%
80,000	Atmos Energy Corp. 5.90%, 11/15/2033	83,552
70,000	Boston Gas Co. 3.76%, 03/16/2032(1)	62,826
185,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	176,221
55,000	East Ohio Gas Co. 3.00%, 06/15/2050(1)	33,699
	NiSource, Inc.
75,000	1.70%, 02/15/2031	61,829
242,000	3.49%, 05/15/2027	235,522
250,000	5.25%, 03/30/2028	252,732
60,000	5.40%, 06/30/2033	59,757
	Southern California Gas Co.
90,000	5.20%, 06/01/2033	88,987
196,000	5.60%, 04/01/2054	187,933
25,000	5.75%, 06/01/2053	24,533
	Southwest Gas Corp.
104,000	2.20%, 06/15/2030	89,689
35,000	4.15%, 06/01/2049	26,593
		1,383,873
	Healthcare - Products - 0.2%
200,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	183,852
	Smith & Nephew PLC
165,000	2.03%, 10/14/2030	139,439
75,000	5.40%, 03/20/2034	74,781
235,000	Solventum Corp. 5.40%, 03/01/2029	237,513
		635,585
	Healthcare - Services - 0.5%
165,000	CommonSpirit Health 5.21%, 12/01/2031	164,619
155,000	Elevance Health, Inc. 4.50%, 10/30/2026	154,688
	HCA, Inc.
30,000	3.38%, 03/15/2029	27,991
45,000	5.38%, 02/01/2025	45,000
175,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	124,203
190,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	181,930
	UnitedHealth Group, Inc.
20,000	3.50%, 08/15/2039	15,921
87,000	4.75%, 07/15/2045	76,781
60,000	4.95%, 01/15/2032	59,459
35,000	4.95%, 05/15/2062	30,067
220,000	5.38%, 04/15/2054	205,905
35,000	5.75%, 07/15/2064	34,050
105,000	5.88%, 02/15/2053	105,335
65,000	6.05%, 02/15/2063	66,219
		1,292,168
	Household Products - 0.1%
245,000	Kenvue, Inc. 5.50%, 03/22/2025	245,292
	Insurance - 0.9%
35,000	Arthur J Gallagher & Co. 4.85%, 12/15/2029	34,750
The accompanying notes are an integral part of these financial statements.

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Insurance - 0.9% - (continued)
	Athene Global Funding
$ 280,000	2.65%, 10/04/2031(1)	$235,918
80,000	2.72%, 01/07/2029(1)	72,896
280,000	4.72%, 10/08/2029(1)	272,599
330,000	5.68%, 02/23/2026(1)	333,283
315,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	318,433
225,000	CNO Global Funding 4.88%, 12/10/2027(1)	224,478
	Corebridge Global Funding
210,000	4.90%, 12/03/2029(1)	208,867
200,000	5.20%, 06/24/2029(1)	201,400
50,000	5.90%, 09/19/2028(1)	51,612
200,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	181,778
85,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	83,664
45,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	41,506
40,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	40,141
150,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	151,256
169,000	Willis North America, Inc. 2.95%, 09/15/2029	154,185
		2,606,766
	Internet - 0.1%
375,000	Meta Platforms, Inc. 4.60%, 05/15/2028	376,402
	Investment Company Security - 0.2%
155,000	Ares Strategic Income Fund 5.70%, 03/15/2028(1)	155,162
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	500,828
		655,990
	IT Services - 0.2%
355,000	Accenture Capital, Inc. 4.25%, 10/04/2031	342,590
250,000	Apple, Inc. 4.15%, 05/10/2030	248,402
		590,992
	Machinery - Construction & Mining - 0.1%
305,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	304,668
	Machinery-Diversified - 0.2%
45,000	AGCO Corp. 5.45%, 03/21/2027	45,495
	Otis Worldwide Corp.
380,000	2.57%, 02/15/2030	339,411
75,000	5.13%, 11/19/2031	75,113
		460,019
	Media - 1.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital
20,000	3.70%, 04/01/2051	12,532
91,000	3.85%, 04/01/2061	54,980
402,000	4.20%, 03/15/2028	390,047
380,000	4.40%, 12/01/2061	254,447
15,000	6.55%, 06/01/2034	15,342
	Comcast Corp.
215,000	2.89%, 11/01/2051	129,432
344,000	3.20%, 07/15/2036	277,714
210,000	3.75%, 04/01/2040	169,483
425,000	4.55%, 01/15/2029	421,549
	Cox Communications, Inc.
195,000	2.60%, 06/15/2031(1)	164,740
235,000	5.45%, 09/01/2034(1)	225,971
	Discovery Communications LLC
230,000	3.63%, 05/15/2030	205,628
73,000	4.13%, 05/15/2029	68,358
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Media - 1.0% - (continued)
	Paramount Global
$ 95,000	4.38%, 03/15/2043	$70,667
10,000	4.95%, 01/15/2031	9,473
20,000	4.95%, 05/19/2050	15,375
240,000	5.85%, 09/01/2043	211,281
40,000	Time Warner Cable LLC 5.88%, 11/15/2040	36,217
		2,733,236
	Mining - 0.4%
	BHP Billiton Finance USA Ltd.
95,000	4.90%, 02/28/2033	93,607
70,000	5.25%, 09/08/2033	70,187
200,000	Corp. Nacional del Cobre de Chile 6.78%, 01/13/2055(1)	204,600
	Glencore Funding LLC
375,000	5.37%, 04/04/2029(1)	379,114
215,000	6.38%, 10/06/2030(1)	226,484
195,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	205,782
		1,179,774
	Office/Business Equipment - 0.0%
80,000	CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	76,895
	Oil & Gas - 1.5%
305,000	Aker BP ASA 5.80%, 10/01/2054(1)	276,294
	BP Capital Markets America, Inc.
90,000	3.06%, 06/17/2041	65,182
130,000	3.38%, 02/08/2061	82,708
225,000	4.81%, 02/13/2033	218,054
35,000	4.89%, 09/11/2033	33,955
260,000	5.23%, 11/17/2034	256,595
	ConocoPhillips Co.
181,000	3.80%, 03/15/2052	131,618
100,000	4.03%, 03/15/2062	72,073
135,000	4.70%, 01/15/2030	133,874
55,000	5.30%, 05/15/2053	50,578
105,000	5.65%, 01/15/2065	99,110
105,000	5.70%, 09/15/2063	100,739
105,000	Coterra Energy, Inc. 5.40%, 02/15/2035	102,073
	Diamondback Energy, Inc.
40,000	5.75%, 04/18/2054	37,557
100,000	5.90%, 04/18/2064	93,890
35,000	6.25%, 03/15/2053	34,995
315,000	Eni SpA 5.50%, 05/15/2034(1)	312,395
110,000	EOG Resources, Inc. 5.65%, 12/01/2054	106,834
232,000	Equinor ASA 3.63%, 04/06/2040	188,610
	Hess Corp.
143,000	7.13%, 03/15/2033	158,663
221,000	7.30%, 08/15/2031	246,201
165,000	Phillips 66 Co. 4.95%, 12/01/2027	166,391
200,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	201,428
200,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	186,014
	Shell Finance U.S., Inc.
75,000	3.25%, 04/06/2050	50,495
80,000	4.38%, 05/11/2045	67,188
235,000	Shell International Finance BV 3.00%, 11/26/2051	148,742
	TotalEnergies Capital SA
110,000	5.28%, 09/10/2054	101,895
185,000	5.43%, 09/10/2064	170,387
275,000	5.64%, 04/05/2064	261,581
		4,156,119
	Pharmaceuticals - 0.9%
	AbbVie, Inc.
73,000	3.20%, 11/21/2029	68,043
90,000	4.95%, 03/15/2031	90,283
The accompanying notes are an integral part of these financial statements.

13

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Pharmaceuticals - 0.9% - (continued)
$ 135,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	$131,051
380,000	Cardinal Health, Inc. 5.00%, 11/15/2029	379,421
280,000	Cencora, Inc. 4.85%, 12/15/2029	278,387
	CVS Health Corp.
50,000	1.75%, 08/21/2030	41,407
150,000	1.88%, 02/28/2031	122,340
115,000	2.13%, 09/15/2031	93,450
185,000	3.25%, 08/15/2029	170,046
115,000	3.75%, 04/01/2030	106,777
3,000	4.13%, 04/01/2040	2,389
85,000	4.78%, 03/25/2038	74,660
325,000	5.00%, 01/30/2029	323,116
100,000	5.05%, 03/25/2048	83,584
	Eli Lilly & Co.
70,000	4.20%, 08/14/2029	68,868
50,000	4.60%, 08/14/2034	48,133
10,000	5.05%, 08/14/2054	9,254
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	248,775
85,000	Pfizer, Inc. 3.90%, 03/15/2039	72,273
		2,412,257
	Pipelines - 1.0%
	Columbia Pipelines Holding Co. LLC
63,000	5.10%, 10/01/2031(1)	61,863
55,000	5.68%, 01/15/2034(1)	54,379
100,000	6.04%, 08/15/2028(1)	102,761
	Columbia Pipelines Operating Co. LLC
175,000	5.93%, 08/15/2030(1)	180,570
30,000	6.04%, 11/15/2033(1)	30,797
310,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	269,236
	Enbridge, Inc.
115,000	3.13%, 11/15/2029	105,637
145,000	5.63%, 04/05/2034	145,418
45,000	5.70%, 03/08/2033	45,591
30,000	6.00%, 11/15/2028	31,046
	Energy Transfer LP
25,000	5.15%, 03/15/2045	22,013
60,000	5.25%, 07/01/2029	60,296
170,000	6.40%, 12/01/2030	179,448
	Enterprise Products Operating LLC
40,000	3.30%, 02/15/2053	26,293
140,000	4.95%, 02/15/2035	135,926
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	165,092
200,000	Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(1)	198,926
35,000	MPLX LP 2.65%, 08/15/2030	30,809
	ONEOK, Inc.
100,000	4.40%, 10/15/2029	97,187
95,000	5.05%, 11/01/2034	90,765
150,000	5.85%, 11/01/2064	139,991
35,000	6.10%, 11/15/2032	36,235
130,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	118,426
175,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	159,881
	Whistler Pipeline LLC
10,000	5.40%, 09/30/2029(1)	9,989
85,000	5.70%, 09/30/2031(1)	85,139
105,000	5.95%, 09/30/2034(1)	105,518
		2,689,232
	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
65,000	5.00%, 01/31/2030	64,696
275,000	5.25%, 07/15/2028	277,745
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Real Estate Investment Trusts - 0.3% - (continued)
	Crown Castle, Inc.
$ 214,000	3.80%, 02/15/2028	$207,319
80,000	4.80%, 09/01/2028	79,491
135,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	134,278
		763,529
	Retail - 0.2%
	AutoZone, Inc.
125,000	5.40%, 07/15/2034	124,692
90,000	6.55%, 11/01/2033	96,962
87,000	Costco Wholesale Corp. 1.60%, 04/20/2030	74,793
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	180,368
	O'Reilly Automotive, Inc.
89,000	4.70%, 06/15/2032	85,925
140,000	5.75%, 11/20/2026	142,431
		705,171
	Semiconductors - 0.6%
	Broadcom, Inc.
280,000	4.15%, 02/15/2028	275,111
100,000	5.05%, 07/12/2029	100,399
400,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	408,491
	Intel Corp.
179,000	3.25%, 11/15/2049	108,132
195,000	3.73%, 12/08/2047	130,530
90,000	4.75%, 03/25/2050	70,226
30,000	5.70%, 02/10/2053	26,712
55,000	5.90%, 02/10/2063	49,608
175,000	Marvell Technology, Inc. 5.75%, 02/15/2029	179,205
	Microchip Technology, Inc.
215,000	4.90%, 03/15/2028	214,686
105,000	5.05%, 02/15/2030	104,344
160,000	NVIDIA Corp. 3.50%, 04/01/2040	131,661
		1,799,105
	Software - 0.2%
	Oracle Corp.
35,000	2.95%, 04/01/2030	31,715
219,000	3.60%, 04/01/2040	170,805
67,000	3.80%, 11/15/2037	55,869
55,000	5.25%, 02/03/2032	54,874
225,000	5.38%, 07/15/2040	215,575
65,000	5.50%, 09/27/2064	58,800
		587,638
	Telecommunications - 0.4%
	AT&T, Inc.
235,000	2.55%, 12/01/2033	189,697
165,000	3.50%, 06/01/2041	126,572
49,000	3.65%, 09/15/2059	32,682
	Cisco Systems, Inc.
210,000	4.95%, 02/26/2031	211,149
35,000	5.35%, 02/26/2064	33,511
	T-Mobile USA, Inc.
170,000	2.55%, 02/15/2031	147,084
210,000	3.00%, 02/15/2041	150,008
110,000	3.88%, 04/15/2030	103,979
80,000	4.70%, 01/15/2035	75,705
200,000	4.80%, 07/15/2028	199,500
		1,269,887
	Transportation - 0.0%
60,000	Ryder System, Inc. 4.90%, 12/01/2029	59,620
	Trucking & Leasing - 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
55,000	4.40%, 07/01/2027(1)	54,383
The accompanying notes are an integral part of these financial statements.

14

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.0% - (continued)
	Trucking & Leasing - 0.1% - (continued)
$ 7,000	5.55%, 05/01/2028(1)	$7,119
95,000	6.05%, 08/01/2028(1)	97,946
		159,448
	Total Corporate Bonds (cost $64,292,249)	$62,421,966
FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
	Bermuda - 0.2%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(7)	$342,040
200,000	5.00%, 07/15/2032(7)	193,000
		535,040
	Hungary - 0.2%
	Hungary Government International Bonds
305,000	5.50%, 03/26/2036(1)	289,924
265,000	6.13%, 05/22/2028(1)	270,384
		560,308
	Indonesia - 0.1%
210,000	Indonesia Government International Bonds 5.60%, 01/15/2035	212,207
	Mexico - 0.6%
	Mexico Government International Bonds
1,090,000	6.00%, 05/07/2036	1,029,966
400,000	6.40%, 05/07/2054	359,221
225,000	6.88%, 05/13/2037	226,201
		1,615,388
	Panama - 0.1%
	Panama Government International Bonds
200,000	2.25%, 09/29/2032	143,168
80,000	6.70%, 01/26/2036	75,394
		218,562
	Peru - 0.1%
	Peru Government International Bonds
65,000	3.00%, 01/15/2034	52,654
260,000	5.38%, 02/08/2035	251,177
		303,831
	Romania - 0.3%
	Romania Government International Bonds
470,000	3.63%, 03/27/2032(7)	386,575
408,000	5.88%, 01/30/2029(1)	400,572
		787,147
	Saudi Arabia - 0.1%
260,000	Saudi Government International Bonds 5.63%, 01/13/2035(1)	262,640
	Uruguay - 0.0%
170,000	Uruguay Government International Bonds 4.38%, 01/23/2031	165,522
	Total Foreign Government Obligations (cost $4,803,986)	$4,660,645
MUNICIPAL BONDS - 0.5%
	Build America Bonds - 0.1%
155,000	State of California, CA, GO 7.30%, 10/01/2039	$175,342
	Development - 0.1%
295,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	283,105
	General - 0.2%
112,382	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	109,878
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	General - 0.2% - (continued)
	County of Riverside, CA, Rev
$ 55,000	2.96%, 02/15/2027	$53,270
55,000	3.07%, 02/15/2028	52,516
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	50,605
230,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025(8)	226,928
		493,197
	Higher Education - 0.0%
	Marshall University, WV, Rev, (AGM)
10,000	2.91%, 05/01/2026	9,799
10,000	3.63%, 05/01/2034	8,804
		18,603
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	15,306
5,000	5.18%, 11/15/2049	4,382
115,000	6.81%, 11/15/2040	123,786
		143,474
	Utilities - 0.1%
208,554	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	209,752
	Total Municipal Bonds (cost $1,461,514)	$1,323,473
U.S. GOVERNMENT AGENCIES - 27.5%
	Mortgage-Backed Agencies - 27.5%
	Federal Home Loan Mortgage Corp. - 5.7%
226,398	0.87%, 11/25/2030(2)(3)	$9,174
96,047	1.11%, 01/25/2030(2)(3)	4,287
1,402,299	1.11%, 06/25/2030(2)(3)	68,414
4,709	1.13%, 12/15/2027	4,550
5,771	1.25%, 12/15/2027	5,565
1,528,897	1.38%, 06/25/2030(2)(3)	90,176
1,088,665	1.43%, 05/25/2030(2)(3)	66,828
419,264	1.50%, 12/25/2050	326,497
1,218,827	1.57%, 05/25/2030(2)(3)	81,241
172,777	1.69%, 04/25/2030(2)(3)	11,744
388,046	2.00%, 07/25/2050	331,546
204,011	2.00%, 10/01/2051	160,937
2,118,886	2.00%, 12/01/2051	1,658,381
3,218,489	2.00%, 01/01/2052	2,514,883
17,316	2.50%, 12/15/2042	15,572
916,932	2.50%, 09/01/2051	747,723
1,526,331	4.50%, 08/01/2052	1,437,292
1,886,526	5.00%, 11/01/2052	1,829,756
4,239,529	5.50%, 05/01/2054	4,188,413
450,000	6.20%, 01/25/2042, 30 day USD SOFR Average + 1.85%(1)(4)	455,990
93,447	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(4)	94,672
135,000	7.45%, 03/25/2043, 30 day USD SOFR Average + 3.10%(1)(4)	141,702
270,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(4)	282,571
425,000	7.85%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(4)	443,861
380,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(4)	400,364
165,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(4)	175,404
540,000	9.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(4)	591,319
		16,138,862
The accompanying notes are an integral part of these financial statements.

15

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 27.5% - (continued)
	Mortgage-Backed Agencies - 27.5% - (continued)
	Federal National Mortgage Association - 5.9%
$ 24,163	1.25%, 02/25/2028	$23,265
5,067	1.50%, 09/25/2027	4,909
132,233	2.00%, 10/01/2051	103,710
463,986	2.00%, 11/01/2051	361,535
5,307,839	2.00%, 04/01/2052	4,140,981
898,094	2.50%, 02/01/2052	732,519
1,170,588	2.50%, 05/01/2052	955,231
923,053	2.50%, 06/01/2052	757,630
887,145	2.50%, 07/01/2052	724,557
738,409	2.50%, 08/01/2052	602,574
282,000	3.00%, 12/25/2045	240,123
325,275	3.00%, 10/25/2046	283,018
313,000	3.00%, 03/25/2047	267,454
173,613	3.00%, 03/01/2050	149,817
1,759,796	3.00%, 11/01/2051	1,509,703
458,775	3.50%, 08/01/2043	419,131
735,000	4.50%, 12/25/2041	688,932
2,807,553	4.50%, 12/01/2052	2,647,350
2,202,576	5.50%, 06/01/2053	2,186,190
		16,798,629
	Government National Mortgage Association - 5.3%
2,088,451	2.00%, 12/20/2050	1,675,377
2,250,000	2.00%, 02/20/2055(9)	1,801,758
1,903,050	2.50%, 03/20/2051	1,592,277
1,168,572	2.50%, 07/20/2051	977,742
1,794,548	3.00%, 04/20/2051	1,564,664
387,809	3.00%, 05/20/2051	338,351
1,963,827	3.00%, 10/20/2051	1,710,599
2,956,100	3.50%, 08/20/2052	2,646,294
1,650,000	4.00%, 02/20/2055(9)	1,519,289
1,100,000	5.00%, 02/20/2055(9)	1,068,891
		14,895,242
	Uniform Mortgage-Backed Security - 10.6%
1,200,000	1.50%, 02/01/2040(9)	1,037,002
300,000	1.50%, 02/01/2055(9)	221,484
1,300,000	2.50%, 02/01/2040(9)	1,183,100
4,263,000	2.50%, 02/01/2055(9)	3,473,907
750,000	3.00%, 02/01/2040(9)	699,387
1,390,000	3.50%, 02/01/2055(9)	1,229,824
460,000	3.50%, 03/01/2055(9)	406,759
3,450,000	4.00%, 02/01/2055(9)	3,154,594
6,010,000	5.50%, 02/01/2055(9)	5,935,194
6,347,000	6.00%, 02/01/2055(9)	6,390,124
6,345,000	6.00%, 03/01/2055(9)	6,378,940
		30,110,315
	Total U.S. Government Agencies (cost $80,127,901)	$77,943,048
U.S. GOVERNMENT SECURITIES - 39.8%
	U.S. Treasury Securities - 39.8%
	U.S. Treasury Bonds - 9.1%
1,570,000	1.25%, 05/15/2050	$745,382
1,010,000	1.38%, 08/15/2050	492,927
2,455,000	1.63%, 11/15/2050	1,281,587
630,000	2.00%, 02/15/2050	366,581
1,248,000	2.38%, 11/15/2049	794,917
1,105,000	2.50%, 02/15/2045	769,140
1,935,000	2.88%, 05/15/2052	1,353,064
7,170,000	3.00%, 02/15/2047	5,333,248
1,525,000	3.00%, 02/15/2048	1,122,424
6,105,000	3.00%, 08/15/2052	4,380,338
1,080,000	3.13%, 05/15/2048	811,603
1,780,000	3.38%, 08/15/2042	1,475,245
1,500,000	3.38%, 11/15/2048	1,175,801
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 39.8% - (continued)
	U.S. Treasury Securities - 39.8% - (continued)
	U.S. Treasury Bonds - 9.1% - (continued)
$ 1,825,000	3.63%, 08/15/2043	$1,551,036
1,840,000	3.63%, 02/15/2044	1,556,956
1,464,000	3.75%, 11/15/2043	1,263,558
1,305,000	4.63%, 11/15/2044	1,248,467
		25,722,274
	U.S. Treasury Inflation-Indexed Bonds - 1.6%
760,845	0.25%, 02/15/2050(10)	451,742
41,168	0.63%, 02/15/2043(10)	30,754
2,220,037	0.75%, 02/15/2042(10)	1,735,133
924,462	0.75%, 02/15/2045(10)	683,303
412,774	1.00%, 02/15/2046(10)	316,981
1,536,484	1.38%, 02/15/2044(10)	1,303,620
		4,521,533
	U.S. Treasury Inflation-Indexed Notes - 0.5%
1,611,417	1.75%, 01/15/2034(10)	1,566,329
	U.S. Treasury Notes - 28.6%
9,493,000	0.38%, 09/30/2027	8,583,378
3,850,000	0.63%, 05/15/2030	3,177,152
6,125,000	1.88%, 02/28/2029	5,572,554
4,565,000	2.75%, 08/15/2032	4,066,773
10,735,000	2.88%, 05/15/2028(11)(12)	10,281,278
1,835,000	2.88%, 05/15/2032	1,655,371
8,608,000	3.50%, 09/30/2026	8,511,160
4,785,000	3.75%, 06/30/2030	4,642,011
4,235,000	3.75%, 12/31/2030	4,091,738
950,000	4.13%, 11/30/2029	941,687
6,350,000	4.25%, 03/15/2027	6,353,721
9,260,000	4.25%, 11/15/2034	9,044,416
5,136,000	4.38%, 05/15/2034	5,073,405
8,325,000	4.50%, 03/31/2026	8,348,414
645,000	4.50%, 11/15/2033	644,118
		80,987,176
	Total U.S. Government Securities (cost $124,122,581)	$112,797,312
	Total Long-Term Investments (cost $331,762,903)	$313,938,798
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
539,036	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2025 at 4.34%, due on 02/03/2025 with a maturity value of $539,231; collateralized by U.S. Treasury Note at 4.63%, maturing 06/15/2027, with a market value of $549,829	$539,036
	Securities Lending Collateral - 0.0%
15,272	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(13)	15,272
50,904	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(13)	50,904
The accompanying notes are an integral part of these financial statements.

16

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
15,271	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(13)		$15,271
15,271	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(13)		15,271
			96,718
	Total Short-Term Investments (cost $635,754)		$635,754
	Total Investments (cost $332,398,657)	111.0%	$314,574,552
	Other Assets and Liabilities	(11.0)%	(31,169,474)
	Net Assets	100.0%	$283,405,078
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$63,507,998, representing 22.4% of net assets.

(2)	Securities disclosed are interest-only strips.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $921,615, representing 0.3% of net assets.

(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Represents or includes a TBA transaction.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $689,569.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $430,980.
(13)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury Long Bond Future	26	03/20/2025	$2,961,563	$(20,710)
U.S. Treasury Ultra Bond Future	54	03/20/2025	6,397,312	(180,443)
Total				$(201,153)
Short position contracts:
U.S. Treasury 2-Year Note Future	(68)	03/31/2025	$(13,982,500)	$(21,054)
U.S. Treasury 5-Year Note Future	(51)	03/31/2025	(5,425,922)	22,925
U.S. Treasury 10-Year Note Future	(102)	03/20/2025	(11,102,062)	8,780
U.S. Treasury 10-Year Ultra Future	(77)	03/20/2025	(8,575,875)	95,578
Total				$106,229
Total futures contracts				$(94,924)

The accompanying notes are an integral part of these financial statements.

17

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	4,060,000	03/19/2045	Annual	$—	$(7,829)	$(3,376)	$4,453
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	2,929	—	260,088	257,159
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,181	—	80,158	75,977
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,101)	69,606	74,707
3.59% Fixed	12 Mo. USD SOFR	USD	570,000	09/20/2053	Annual	2,337	—	43,901	41,564
Total centrally cleared interest rate swaps contracts						$9,447	$(12,930)	$450,377	$453,860
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$54,792,354	$—	$54,792,354	$—
Corporate Bonds	62,421,966	—	62,421,966	—
Foreign Government Obligations	4,660,645	—	4,660,645	—
Municipal Bonds	1,323,473	—	1,323,473	—
U.S. Government Agencies	77,943,048	—	77,943,048	—
U.S. Government Securities	112,797,312	—	112,797,312	—
Short-Term Investments	635,754	96,718	539,036	—
Futures Contracts(2)	127,283	127,283	—	—
Swaps - Interest Rate(2)	453,860	—	453,860	—
Total	$315,155,695	$224,001	$314,931,694	$—
Liabilities
Futures Contracts(2)	$(222,207)	$(222,207)	$—	$—
Total	$(222,207)	$(222,207)	$—	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

18

Hartford Large Cap Growth ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.1%
3,573	Tesla, Inc.*	$1,445,636
	Capital Goods - 1.4%
2,435	FTAI Aviation Ltd.	244,791
2,108	GE Vernova, Inc.	786,031
7,200	Vertiv Holdings Co. Class A	842,544
		1,873,366
	Consumer Discretionary Distribution & Retail - 9.1%
45,878	Amazon.com, Inc.*	10,904,283
3,907	Dick's Sporting Goods, Inc.	937,875
		11,842,158
	Consumer Durables & Apparel - 1.8%
38,755	On Holding AG Class A*	2,320,649
	Consumer Services - 3.7%
42,301	DraftKings, Inc. Class A*	1,774,527
6,399	Royal Caribbean Cruises Ltd.	1,705,974
25,759	Viking Holdings Ltd.*	1,304,178
		4,784,679
	Consumer Staples Distribution & Retail - 0.3%
8,425	Maplebear, Inc.*	406,759
	Energy - 1.2%
8,211	Targa Resources Corp.	1,615,925
	Equity Real Estate Investment Trusts (REITs) - 0.6%
1,395	AvalonBay Communities, Inc. REIT	309,006
3,772	Welltower, Inc. REIT	514,803
		823,809
	Financial Services - 4.6%
11,020	KKR & Co., Inc.	1,841,111
19,061	Tradeweb Markets, Inc. Class A	2,418,841
5,064	Visa, Inc. Class A	1,730,875
		5,990,827
	Health Care Equipment & Services - 2.1%
11,415	Boston Scientific Corp.*	1,168,439
2,684	Intuitive Surgical, Inc.*	1,534,926
		2,703,365
	Household & Personal Products - 0.6%
10,082	BellRing Brands, Inc.*	779,843
	Media & Entertainment - 23.2%
46,441	Alphabet, Inc. Class A	9,474,893
20,105	Liberty Media Corp.-Liberty Formula One Class C*	1,924,048
10,317	Live Nation Entertainment, Inc.*	1,492,664
11,867	Meta Platforms, Inc. Class A	8,178,499
4,538	Netflix, Inc.*	4,432,537
34,189	Pinterest, Inc. Class A*	1,126,869
6,672	Spotify Technology SA*	3,659,926
		30,289,436
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
5,290	Eli Lilly & Co.	4,290,613
23,724	Exact Sciences Corp.*	1,329,730
9,873	Natera, Inc.*	1,746,731
1,808	Vertex Pharmaceuticals, Inc.*	834,718
		8,201,792
	Real Estate Management & Development - 0.6%
10,004	Zillow Group, Inc. Class C*	822,529
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Semiconductors & Semiconductor Equipment - 17.8%
6,449	ARM Holdings PLC ADR*		$1,028,938
31,203	Broadcom, Inc.		6,904,288
12,721	Marvell Technology, Inc.		1,435,692
115,686	NVIDIA Corp.		13,890,418
			23,259,336
	Software & Services - 10.3%
1,423	AppLovin Corp. Class A*		525,927
6,149	DocuSign, Inc.*		594,793
5,034	GoDaddy, Inc. Class A*		1,070,480
14,924	Microsoft Corp.		6,194,355
3,393	Salesforce, Inc.		1,159,388
2,725	ServiceNow, Inc.*		2,775,085
9,920	Shopify, Inc. Class A*		1,158,656
			13,478,684
	Technology Hardware & Equipment - 14.4%
62,900	Apple, Inc.		14,844,400
26,148	Arista Networks, Inc.*		3,013,034
23,877	Flex Ltd.*		994,477
			18,851,911
	Transportation - 0.6%
11,978	Delta Air Lines, Inc.		805,760
	Total Common Stocks (cost $90,541,542)		$130,296,464
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 36,432	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2025 at 4.34%, due on 02/03/2025 with a maturity value of $36,445; collateralized by U.S. Treasury Note at 0.63%, maturing 05/15/2030, with a market value of $37,248		$36,432
	Total Short-Term Investments (cost $36,432)		$36,432
	Total Investments (cost $90,577,974)	99.7%	$130,332,896
	Other Assets and Liabilities	0.3%	387,941
	Net Assets	100.0%	$130,720,837
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

19

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$130,296,464	$130,296,464	$—	$—
Short-Term Investments	36,432	—	36,432	—
Total	$130,332,896	$130,296,464	$36,432	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

20

Hartford Municipal Opportunities ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5%
	Alabama - 3.9%
$ 2,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$2,197,180
	Black Belt Energy Gas Dist, AL, Rev
1,200,000	5.00%, 10/01/2055(1)	1,263,340
2,000,000	5.25%, 12/01/2027	2,083,464
1,825,000	5.25%, 02/01/2053(1)	1,916,127
330,000	5.25%, 12/01/2053(1)	354,958
2,855,000	5.25%, 05/01/2055(1)	3,035,714
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,519,310
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	102,599
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,085,731
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,767,410
415,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.50%, 01/01/2053(1)	442,119
1,590,000	State of Alabama Docks Department, AL, Rev, (AGM) 5.00%, 10/01/2026	1,623,555
		20,391,507
	Alaska - 0.6%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,192,057
	State of Alaska International Airports System, AK, Rev
530,000	5.00%, 10/01/2032(2)	580,976
1,215,000	5.00%, 10/01/2034(2)	1,333,753
		3,106,786
	Arizona - 0.3%
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	516,097
	Maricopa County Industrial Dev Auth, AZ, Rev
230,000	4.00%, 10/15/2047(3)	202,198
195,000	5.00%, 09/01/2031	205,656
730,000	5.00%, 12/01/2038	810,648
		1,734,599
	California - 7.6%
795,000	Bay Area Toll Auth, CA, Rev 2.55%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	786,100
	California Community Choice Financing Auth, CA, Rev
755,000	5.00%, 12/01/2053(1)	787,000
7,000,000	5.00%, 02/01/2055(1)	7,523,388
2,115,000	5.00%, 01/01/2056(1)	2,305,862
3,375,000	5.50%, 05/01/2054(1)	3,563,295
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	207,857
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	184,791
600,000	(BAM) 4.00%, 05/15/2037	609,789
2,250,000	5.00%, 06/30/2027	2,312,297
835,000	California State University, CA, Rev 0.55%, 11/01/2049(1)	788,525
185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM) 4.00%, 08/01/2032	190,038
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	485,728
450,000	4.00%, 09/01/2046	420,742
525,000	4.00%, 09/01/2051	476,098
	City of Los Angeles Department of Airports, CA, Rev
800,000	4.00%, 05/15/2036	798,629
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	California - 7.6% - (continued)
$ 865,000	5.00%, 05/15/2037	$932,913
2,235,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.80%, 01/15/2026(1)(5)	2,293,501
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(6)	113,460
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(6)	663,281
605,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2033	697,631
205,000	Oakland Unified School Dist, CA, GO, (AGM) 4.00%, 08/01/2034	208,064
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	670,714
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	102,192
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	530,505
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	337,707
3,675,000	5.00%, 05/01/2034(2)	4,046,546
265,000	5.00%, 05/01/2050	267,877
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
80,000	(NPFG) 0.00%, 01/15/2026(6)	77,500
235,000	(NPFG) 0.00%, 01/15/2032(6)	180,976
70,000	(NPFG) 0.00%, 01/15/2035(6)	47,383
1,250,000	4.00%, 01/15/2034	1,291,321
	State of California, CA, GO
1,500,000	1.00%, 05/01/2040(1)	1,500,000
1,875,000	5.00%, 08/01/2033	2,164,074
1,535,000	5.00%, 09/01/2036	1,759,858
		39,325,642
	Colorado - 3.5%
	Baseline Metropolitan Dist No. 1, CO, GO,
375,000	(AGC) 5.00%, 12/01/2030	407,053
635,000	(AGC) 5.00%, 12/01/2032	693,374
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,211,564
	City of Colorado Springs Utilities System, CO, Rev
160,000	5.00%, 11/15/2044	174,596
400,000	5.00%, 11/15/2049	430,368
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AGM) 5.50%, 12/01/2054	1,113,681
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	99,109
500,000	5.00%, 05/15/2036	553,294
345,000	5.00%, 05/15/2037	380,690
	Denver City & County School Dist No. 1, CO, GO,
2,000,000	(ST AID WITHHLDG) 5.00%, 12/01/2025	2,037,164
1,500,000	(ST AID WITHHLDG) 5.00%, 12/01/2026	1,560,788
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	163,011
1,000,000	E-470 Public Highway Auth, CO, Rev 3.67%, 09/01/2039, 1 mo. USD SOFR + 0.75%(4)	1,001,236
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,089,389
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	358,958
2,100,000	Regional Transportation Dist, CO, COP 5.00%, 06/01/2033	2,373,067
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	489,683
The accompanying notes are an integral part of these financial statements.

21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Colorado - 3.5% - (continued)
$ 400,000	5.00%, 07/15/2029	$424,567
500,000	5.00%, 01/15/2030	533,420
100,000	5.00%, 07/15/2032	107,251
	University of Colorado Hospital Auth, CO, Rev
715,000	5.00%, 11/15/2029	776,099
1,000,000	5.00%, 11/15/2031	1,110,349
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	192,951
		18,281,662
	Connecticut - 0.6%
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	105,212
300,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	302,176
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,060,000	1.10%, 07/01/2049(1)	1,059,280
1,000,000	2.95%, 07/01/2049(1)	995,087
845,000	State of Connecticut, CT, GO 3.00%, 06/01/2038	758,470
		3,220,225
	District of Columbia - 0.2%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	251,463
455,000	5.00%, 07/01/2042	454,140
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	536,986
		1,242,589
	Florida - 2.3%
500,000	Alachua County School Board, FL, COP, (AGM) 5.00%, 07/01/2028	532,953
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	191,030
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	126,857
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	255,118
1,440,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2036	1,555,749
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,163,179
200,000	5.00%, 10/01/2036	213,530
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	400,882
	Greater Orlando Aviation Auth, FL, Rev
1,650,000	5.00%, 10/01/2036	1,796,439
1,000,000	5.00%, 10/01/2037	1,022,051
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	160,522
500,000	Middleton Community Dev Dist A, FL, Special Assessment 4.75%, 05/01/2055	482,057
250,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	273,685
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	852,429
	Polk County Industrial Dev Auth, FL, Rev
395,000	5.00%, 01/01/2029	402,791
190,000	5.00%, 01/01/2055	180,775
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	359,887
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	141,825
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Florida - 2.3% - (continued)
$ 1,195,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	$1,248,880
500,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.80%, 05/01/2055(3)	489,232
		11,849,871
	Georgia - 3.0%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,380,670
	City of Atlanta Department of Aviation, GA, Rev
320,000	5.00%, 07/01/2031	358,142
250,000	5.00%, 07/01/2032	282,945
200,000	5.00%, 07/01/2033	227,694
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	100,000
400,000	Dev Auth of Burke County, GA, Rev 3.60%, 01/01/2040(1)(2)	399,681
285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	287,389
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	227,920
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,955,303
1,760,000	5.00%, 07/01/2053(1)	1,857,873
475,000	5.00%, 09/01/2053(1)	503,179
1,225,000	5.00%, 12/01/2053(1)	1,297,691
275,000	5.00%, 04/01/2054(1)	291,876
1,380,000	5.00%, 05/01/2054(1)	1,462,519
1,000,000	5.00%, 06/01/2055(1)(2)	1,068,305
1,200,000	5.50%, 09/15/2025	1,213,951
	Municipal Electric Auth of Georgia, GA, Rev,
1,000,000	(AGM) 5.00%, 07/01/2048	1,052,863
520,000	5.00%, 07/01/2052	537,612
		15,505,613
	Hawaii - 0.0%
100,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	104,174
	Idaho - 2.2%
10,000,000	Idaho Health Facs Auth, ID, Rev 1.65%, 03/01/2048(1)	10,000,000
1,045,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	1,132,574
		11,132,574
	Illinois - 10.5%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	256,080
380,000	5.25%, 04/01/2035	412,587
250,000	5.25%, 04/01/2036	270,408
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(6)	102,520
380,000	4.00%, 12/01/2047	321,024
500,000	5.00%, 12/01/2028	513,314
1,100,000	5.00%, 12/01/2032	1,133,927
400,000	5.00%, 12/01/2046	391,124
2,500,000	5.25%, 12/01/2036	2,623,402
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	408,992
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	640,954
825,000	5.00%, 01/01/2032	918,811
200,000	(BAM) 5.00%, 01/01/2037	223,175
1,785,000	(BAM) 5.00%, 01/01/2038	1,979,478
The accompanying notes are an integral part of these financial statements.

22

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Illinois - 10.5% - (continued)
$ 1,000,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2038	$1,091,909
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
275,000	5.00%, 12/01/2045	280,942
1,000,000	5.00%, 12/01/2049	1,052,981
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	756,236
90,000	(NPFG) 5.50%, 01/01/2030	94,473
530,000	City of Chicago Waterworks, IL, Rev, (AGM) 5.00%, 11/01/2037	575,607
500,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(6)	485,310
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027(1)	1,301,587
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2038	970,116
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	639,468
460,000	5.00%, 10/01/2027	483,964
585,000	5.00%, 10/01/2028	623,913
235,000	5.00%, 08/15/2033	254,278
150,000	5.00%, 11/15/2045	149,915
	Illinois Housing Dev Auth, IL, Rev,
6,185,000	(FHLMC), (FNMA), (GNMA) 2.30%, 02/01/2038(1)	6,185,000
2,805,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	2,926,725
840,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	899,918
450,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	478,913
1,565,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	1,693,473
810,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	900,761
	Illinois State Toll Highway Auth, IL, Rev
320,000	4.00%, 01/01/2040	317,029
460,000	5.00%, 01/01/2037	520,825
625,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2025	634,981
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	103,761
150,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM) 0.00%, 02/01/2027(6)	139,997
	Metropolitan Pier & Exposition Auth, IL, Rev,
205,000	(NPFG) 0.00%, 12/15/2025(6)	199,624
595,000	4.00%, 12/15/2042	570,086
1,055,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2025	1,074,557
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AGC) 5.00%, 01/01/2041(2)	1,075,928
1,000,000	(AGC) 5.00%, 01/01/2042(2)	1,065,970
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	785,486
1,785,000	5.00%, 01/01/2026	1,817,150
550,000	5.00%, 01/01/2030	594,209
1,500,000	5.00%, 01/01/2034	1,683,379
845,000	5.00%, 01/01/2037	900,209
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AGM) 5.00%, 01/01/2029	254,995
250,000	(AGM) 5.00%, 01/01/2030	269,179
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Illinois - 10.5% - (continued)
$ 250,000	(AGM) 5.00%, 01/01/2031	$272,421
320,000	(AGM) 5.00%, 01/01/2032	351,858
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	117,203
1,000,000	5.00%, 06/15/2035	1,106,022
	State of Illinois, IL, GO
1,010,000	5.00%, 11/01/2025	1,024,005
1,645,000	5.00%, 05/01/2027	1,708,817
4,750,000	5.00%, 12/01/2042	5,078,226
550,000	5.50%, 03/01/2042	601,901
100,000	Village of Bolingbrook, IL, GO, (AGM) 5.00%, 01/01/2028	105,291
		54,414,394
	Indiana - 2.3%
263,372	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	231,945
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,611,384
195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 01/15/2029	209,994
	Danville Multi-School Building Corp., IN, Rev,
750,000	(ST INTERCEPT) 5.00%, 01/15/2034	844,451
440,000	(ST INTERCEPT) 5.00%, 07/15/2034	497,063
650,000	(ST INTERCEPT) 5.00%, 07/15/2035	728,477
3,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	3,253,960
	Indiana Municipal Power Agency, IN, Rev,
1,000,000	(AGC) 5.00%, 01/01/2033	1,130,380
750,000	(AGC) 5.00%, 01/01/2034	852,879
	Northwest Allen School Building Corp., IN, Rev,
1,150,000	(ST INTERCEPT) 5.00%, 07/15/2040	1,254,777
115,000	(ST INTERCEPT) 5.00%, 07/15/2041	124,536
		11,739,846
	Iowa - 0.5%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	593,146
	Iowa Student Loan Liquidity Corp., IA, Rev
350,000	5.00%, 12/01/2025	354,055
1,415,000	5.00%, 12/01/2033	1,507,005
90,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	87,125
		2,541,331
	Kentucky - 0.5%
1,250,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	1,344,470
870,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	973,871
		2,318,341
	Louisiana - 0.9%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	291,416
	Louisiana Public Facs Auth, LA, Rev,
515,000	(AGC) 5.00%, 08/01/2030	566,376
335,000	(AGC) 5.00%, 08/01/2032	374,807
	New Orleans Aviation Board, LA, Rev
150,000	5.00%, 01/01/2029	160,383
200,000	5.00%, 01/01/2030	216,452
	Parish of St. John the Baptist, LA, Rev
305,000	2.38%, 06/01/2037(1)	301,295
1,160,000	3.30%, 06/01/2037(1)	1,161,026
	State of Louisiana Gasoline & Fuels Tax, LA, Rev
480,000	3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	478,743
835,000	5.00%, 05/01/2032	940,643
		4,491,141
The accompanying notes are an integral part of these financial statements.

23

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Maine - 0.1%
$ 275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2035	$279,626
	Maryland - 1.7%
475,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	500,722
7,500,000	State of Maryland, MD, GO 5.00%, 06/01/2039	8,528,249
		9,028,971
	Massachusetts - 2.4%
1,190,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 5.00%, 07/01/2041	1,327,975
	Massachusetts Dev Finance Agency, MA, Rev
405,000	2.85%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(3)(4)	404,747
1,000,000	5.00%, 07/01/2025	1,007,950
575,000	5.00%, 01/01/2028	600,258
585,000	5.00%, 01/01/2029	617,667
555,000	5.00%, 01/01/2030	591,184
680,000	5.00%, 07/01/2031	694,900
675,000	5.00%, 07/01/2034	683,874
350,000	5.00%, 07/01/2044	345,133
100,000	5.00%, 07/01/2048	101,021
380,000	5.00%, 10/01/2057(3)	373,012
1,000,000	5.00%, 07/01/2060(3)	997,152
	Massachusetts Educational Financing Auth, MA, Rev
100,000	5.00%, 07/01/2026	102,194
110,000	5.00%, 07/01/2027	113,363
4,200,000	Massachusetts Health & Educational Facs Auth, MA, Rev 2.00%, 07/01/2027(1)	4,200,000
		12,160,430
	Michigan - 1.8%
1,250,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	1,301,395
895,000	Detroit Regional Convention Facility Auth, MI, Rev 5.00%, 10/01/2036	991,237
570,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2037	645,176
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,135,626
750,000	5.00%, 11/01/2032	792,519
600,000	5.25%, 02/29/2040	654,197
100,000	5.25%, 02/28/2041	108,182
	Michigan State Housing Dev Auth, MI, Rev
425,000	3.45%, 12/01/2030	421,804
390,000	4.25%, 06/01/2049	392,697
245,000	4.25%, 12/01/2049	247,018
1,200,000	5.75%, 06/01/2054	1,282,409
	Michigan Strategic Fund, MI, Rev
695,000	3.35%, 10/01/2049(1)	691,800
540,000	3.88%, 06/01/2053(1)	543,949
		9,208,009
	Minnesota - 0.5%
575,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 5.00%, 02/01/2025	575,000
378,186	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	319,364
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Minnesota - 0.5% - (continued)
$ 750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	$662,433
	Minnesota Housing Finance Agency, MN, Rev,
505,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	527,388
520,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	548,754
		2,632,939
	Mississippi - 0.6%
1,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	1,059,747
	State of Mississippi, MS, Rev
1,205,000	5.00%, 10/01/2041	1,316,809
850,000	5.00%, 10/01/2042	921,832
		3,298,388
	Missouri - 0.8%
	City of St. Louis Airport, MO, Rev,
750,000	(AGM) 5.00%, 07/01/2037	848,341
100,000	(AGM) 5.00%, 07/01/2039	111,506
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	808,217
555,000	5.00%, 06/01/2032	617,148
1,135,000	Missouri Housing Dev Commission, MO, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2047	1,144,884
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	666,400
		4,196,496
	Montana - 0.2%
985,000	Montana Board of Housing, MT, Rev 6.00%, 12/01/2054	1,070,194
	Nebraska - 1.4%
	Central Plains Energy Project, NE, Rev
1,500,000	4.00%, 12/01/2049(1)	1,503,409
1,365,000	5.00%, 05/01/2054(1)	1,429,340
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	295,928
500,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	507,593
3,375,000	Omaha Airport Auth, NE, Rev, (AGC) 5.25%, 12/15/2041	3,660,790
		7,397,060
	Nevada - 0.2%
260,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	251,098
280,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	294,439
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	315,899
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	267,297
		1,128,733
	New Hampshire - 0.9%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,296,187
80,000	4.00%, 01/01/2041	72,882
650,000	(BAM) 5.00%, 06/01/2036	715,522
715,000	(BAM) 5.00%, 12/01/2036	785,634
The accompanying notes are an integral part of these financial statements.

24

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	New Hampshire - 0.9% - (continued)
$ 860,000	(BAM) 5.00%, 12/01/2037	$939,699
665,000	(BAM) 5.00%, 12/01/2038	722,687
		4,532,611
	New Jersey - 2.1%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	910,685
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	435,298
	New Jersey Transportation Trust Fund Auth, NJ, Rev
1,165,000	4.13%, 06/15/2055	1,112,859
3,840,000	5.00%, 06/15/2032	4,315,255
1,325,000	5.00%, 06/15/2035	1,517,605
1,695,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2042	1,855,645
325,000	Newark Board of Education, NJ, GO, (BAM) 5.00%, 07/15/2027	340,376
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	260,214
		10,747,937
	New Mexico - 1.3%
4,250,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	4,158,434
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(FHLMC), (FNMA), (GNMA) 2.70%, 09/01/2047	534,888
30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	30,090
1,805,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	1,989,999
		6,713,411
	New York - 8.8%
	City of New York, NY, GO
530,000	5.00%, 04/01/2036	555,013
500,000	5.00%, 09/01/2038	564,440
	Empire State Dev Corp., NY, Rev
2,000,000	4.00%, 03/15/2037	2,046,757
515,000	5.00%, 03/15/2038	533,894
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050(1)	492,260
295,000	5.00%, 09/01/2033	313,432
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,023,563
265,000	5.00%, 11/15/2032	267,755
195,000	5.00%, 11/15/2033	211,402
1,000,000	5.00%, 11/15/2045(1)	1,065,647
575,000	5.00%, 11/15/2048	589,719
2,500,000	New York City Housing Dev Corp., NY, Rev 5.25%, 12/15/2031	2,553,492
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AGM) 3.00%, 01/01/2033	633,371
150,000	(AGM) 5.00%, 03/01/2030	162,496
	New York City Municipal Water Finance Auth, NY, Rev
7,000,000	1.55%, 06/15/2045(1)	7,000,000
1,200,000	3.00%, 06/15/2040	1,025,522
690,000	4.13%, 06/15/2047	676,051
500,000	5.00%, 06/15/2040	527,935
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
185,000	4.00%, 11/01/2035	190,903
2,305,000	4.00%, 02/01/2038	2,347,205
1,000,000	4.00%, 11/01/2038	1,016,003
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	New York - 8.8% - (continued)
$ 570,000	5.00%, 05/01/2038	$601,190
	New York City Transitional Finance Auth, NY, Rev
200,000	5.00%, 05/01/2037	225,226
390,000	5.00%, 02/01/2038	438,637
1,360,000	5.00%, 05/01/2038	1,523,677
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	409,717
405,000	2.75%, 02/15/2044	302,601
2,175,000	5.00%, 11/15/2044(3)	2,176,505
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	839,887
1,650,000	4.00%, 03/15/2038	1,676,494
675,000	4.00%, 03/15/2040	677,350
630,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	698,885
245,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2038	270,518
1,800,000	New York State Housing Finance Agency, NY, Rev 2.15%, 11/15/2037(1)	1,800,000
	New York Transportation Dev Corp., NY, Rev,
370,000	(AGC) 0.00%, 12/31/2054(1)(5)	230,658
1,495,000	(AGM) 5.00%, 06/30/2049	1,541,344
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	490,663
185,000	4.00%, 07/15/2040	186,872
3,000,000	5.00%, 09/01/2031	3,256,327
800,000	5.00%, 11/15/2035	813,648
835,000	5.00%, 01/15/2037	896,008
290,000	5.00%, 12/01/2037	311,465
700,000	5.00%, 11/01/2038	723,133
500,000	5.00%, 12/01/2038	534,342
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	270,274
		45,692,281
	North Carolina - 0.7%
810,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	808,909
	North Carolina Medical Care Commission, NC, Rev
1,455,000	4.00%, 09/01/2051	1,220,449
325,000	4.25%, 09/01/2028	325,098
395,000	5.00%, 01/01/2038	403,877
145,000	5.00%, 01/01/2039	138,856
210,000	5.00%, 01/01/2044	212,024
500,000	5.50%, 09/01/2054	502,711
		3,611,924
	North Dakota - 0.1%
605,000	North Dakota Housing Finance Agency, ND, Rev 6.25%, 01/01/2055	676,249
	Ohio - 1.6%
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,106,304
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	106,033
250,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2029	271,096
1,435,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(3)	1,454,793
The accompanying notes are an integral part of these financial statements.

25

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Ohio - 1.6% - (continued)
$ 845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	$853,133
	Ohio Housing Finance Agency, OH, Rev,
370,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2032	431,670
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2033	421,315
250,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2034	295,140
665,000	(FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055	731,385
	Port of Greater Cincinnati Dev Auth, OH, Rev
1,235,000	5.00%, 12/01/2037	1,373,287
755,000	5.00%, 12/01/2038	838,306
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	352,626
		8,235,088
	Oklahoma - 0.4%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,026,971
555,000	Grand River Dam Auth, OK, Rev 5.00%, 06/01/2041	610,061
590,000	Oklahoma Turnpike Auth, OK, Rev 5.00%, 01/01/2039(2)	654,234
		2,291,266
	Oregon - 1.1%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(5)	31,302
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(6)	11,752
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(6)	64,317
	Port of Portland Airport, OR, Rev
270,000	5.00%, 07/01/2029	285,989
575,000	5.00%, 07/01/2030	615,471
1,910,000	5.00%, 07/01/2038	2,036,649
1,000,000	5.00%, 07/01/2044	1,018,474
1,250,000	5.25%, 07/01/2040	1,362,899
	Salem Hospital Facility Auth, OR, Rev
40,000	5.00%, 05/15/2038	40,422
30,000	5.00%, 05/15/2048	29,407
30,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	30,166
35,000	State of Oregon, OR, GO 4.00%, 12/01/2048	35,072
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(6)	68,060
		5,629,980
	Pennsylvania - 2.7%
360,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	355,430
135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	137,116
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AGM) 5.00%, 09/01/2036	827,543
3,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,199,499
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	104,477
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(3)	485,899
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Pennsylvania - 2.7% - (continued)
$ 585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2037	$625,784
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	291,287
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	232,368
240,000	5.00%, 12/01/2044	241,496
100,000	5.00%, 12/01/2046	99,389
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
465,000	(AGM) 5.00%, 01/01/2038	495,032
290,000	(AGM) 5.00%, 01/01/2040	304,756
100,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2038	110,295
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	251,932
	Pennsylvania Higher Educational Facs Auth, PA, Rev
250,000	5.00%, 05/01/2025	251,018
750,000	5.00%, 05/01/2037	759,872
215,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	214,954
150,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2030	157,624
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AGM) 5.00%, 09/01/2034	16,006
1,245,000	(AGM) 5.00%, 09/01/2036	1,399,777
1,000,000	(AGM) 5.00%, 09/01/2037	1,117,743
	School Dist of Philadelphia, PA, GO,
280,000	(NPFG), (ST AID WITHHLDG) 5.00%, 06/01/2027	292,614
875,000	(ST AID WITHHLDG) 5.00%, 09/01/2035	968,959
590,000	School Dist of the City of Erie, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	621,962
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	381,509
		13,944,341
	Puerto Rico - 1.2%
2,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	3,075,217
	Puerto Rico Sales Tax Financing Corp., PR, Rev
3,119,000	0.00%, 07/01/2029(6)	2,670,011
625,000	5.00%, 07/01/2058	624,810
		6,370,038
	Rhode Island - 1.9%
	Providence Public Building Auth, RI, Rev,
1,000,000	(AGC) 5.00%, 09/15/2037	1,110,756
665,000	(AGC) 5.00%, 09/15/2038	734,452
	Rhode Island Health & Educational Building Corp., RI, Rev,
1,250,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2032	1,396,465
585,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2034	664,577
3,000,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2037	3,336,376
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	412,817
765,000	5.00%, 12/01/2028	796,529
950,000	5.00%, 12/01/2029	997,526
465,000	5.00%, 12/01/2031	493,440
		9,942,938
The accompanying notes are an integral part of these financial statements.

26

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	South Carolina - 1.1%
$ 785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	$845,175
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	411,733
	South Carolina Jobs-Economic Dev Auth, SC, Rev
1,500,000	5.00%, 11/01/2036	1,679,714
345,000	5.00%, 11/01/2037	384,063
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	505,557
625,000	4.00%, 12/01/2038	618,714
1,180,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	1,277,969
		5,722,925
	South Dakota - 0.1%
	South Dakota Housing Dev Auth, SD, Rev
335,000	4.50%, 11/01/2048	338,655
275,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	293,601
		632,256
	Tennessee - 0.3%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
515,000	5.00%, 05/01/2035	564,864
195,000	5.00%, 05/01/2038	211,539
	Tennessee Energy Acquisition Corp., TN, Rev
295,000	5.00%, 02/01/2025	295,000
590,000	5.00%, 02/01/2027	598,934
50,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	50,165
		1,720,502
	Texas - 14.5%
	Allen Independent School Dist, TX, GO,
870,000	(PSF-GTD) 5.00%, 02/15/2034(2)	1,000,277
1,380,000	(PSF-GTD) 5.00%, 02/15/2035(2)	1,571,264
	Arlington Higher Education Finance Corp., TX, Rev,
950,000	(PSF-GTD) 5.00%, 02/15/2037	1,028,936
450,000	(PSF-GTD) 5.00%, 08/15/2037	488,444
805,000	(PSF-GTD) 5.00%, 08/15/2040	861,551
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	163,737
	Boerne Independent School Dist, TX, GO,
1,060,000	(PSF-GTD) 3.13%, 02/01/2053(1)	1,056,235
225,000	(PSF-GTD) 4.00%, 02/01/2054(1)	230,002
500,000	Brazos Higher Education Auth, Inc., TX, Rev 5.00%, 04/01/2025	501,178
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,453,231
505,000	4.00%, 01/01/2036	513,367
1,490,000	5.00%, 01/01/2046	1,556,349
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,111,936
500,000	5.00%, 11/15/2039	523,967
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,536,865
100,000	4.00%, 08/15/2034	100,004
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	555,709
	City of Garland Electric Utility System, TX, Rev,
1,000,000	(AGC) 5.00%, 03/01/2029	1,075,050
1,000,000	(AGC) 5.00%, 03/01/2030	1,090,158
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Texas - 14.5% - (continued)
$ 750,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AGM), (AMBAC) 0.00%, 09/01/2025(6)	$736,033
	City of San Antonio Electric & Gas Systems, TX, Rev
555,000	1.75%, 02/01/2049(1)	546,335
245,000	5.00%, 02/01/2039	271,598
1,410,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD) 3.60%, 02/15/2035(1)	1,413,986
975,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2036	1,079,889
2,250,000	College Station Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2044	2,194,074
	Crowley Independent School Dist, TX, GO,
400,000	(PSF-GTD) 5.00%, 02/01/2030	439,467
450,000	(PSF-GTD) 5.00%, 02/01/2031	501,976
400,000	(PSF-GTD) 5.00%, 02/01/2032	450,212
1,310,000	Cypress-Fairbanks Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2037	1,461,385
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,623,232
1,500,000	5.00%, 11/01/2032	1,633,227
1,000,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2033	1,126,420
1,000,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AGC) 5.00%, 08/15/2035	1,120,273
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	448,683
	Harris County-Houston Sports Auth, TX, Rev,
1,510,000	(AGC) 5.00%, 11/15/2032	1,665,182
1,780,000	(AGC) 5.00%, 11/15/2033	1,975,855
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	423,903
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	927,724
	Joshua Independent School Dist, TX, GO,
1,500,000	(PSF-GTD) 5.00%, 08/15/2038	1,661,684
500,000	(PSF-GTD) 5.00%, 08/15/2039	550,381
	Lower Colorado River Auth, TX, Rev,
1,665,000	(AGM) 5.00%, 05/15/2035	1,838,835
835,000	(AGC) 5.00%, 05/15/2044	898,482
	Melissa Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/01/2036	1,133,242
420,000	(PSF-GTD) 5.00%, 02/01/2037	474,015
550,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2046	454,829
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	3,014,526
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(1)	1,206,261
1,000,000	(PSF-GTD) 5.00%, 08/01/2036(1)	1,116,513
1,020,000	(PSF-GTD) 5.00%, 08/01/2038(1)	1,125,155
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,912,480
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	552,808
	State of Texas, TX, GO
6,300,000	2.30%, 12/01/2050(1)	6,300,000
6,000,000	2.74%, 04/01/2036(1)	6,000,000
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	893,134
2,125,000	(GNMA) 3.00%, 03/01/2050	1,533,472
1,430,000	(GNMA) 3.63%, 09/01/2044	1,278,484
The accompanying notes are an integral part of these financial statements.

27

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Texas - 14.5% - (continued)
$ 2,000,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	$1,988,773
1,115,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,152,249
2,500,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	2,655,033
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	510,511
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(6)	108,930
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	217,224
250,000	4.00%, 09/01/2035	237,883
		75,272,618
	Utah - 1.5%
590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	595,785
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
2,930,000	5.13%, 06/15/2054(3)	2,855,392
3,000,000	6.00%, 06/15/2054(3)	3,110,223
1,250,000	Utah Transit Auth, UT, Rev, (AGM) 5.25%, 06/15/2029	1,350,138
		7,911,538
	Virginia - 3.1%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,433,703
9,160,000	County of Fairfax, VA, GO, (ST AID WITHHLDG) 5.00%, 10/01/2026(2)	9,504,529
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	774,661
255,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	255,237
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	636,706
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	1,004,876
1,100,000	4.00%, 07/01/2034	1,100,342
835,000	5.00%, 07/01/2035	883,497
350,000	5.00%, 12/31/2047	358,503
		15,952,054
	Washington - 1.6%
500,000	King County School Dist No. 210 Federal Way, WA, GO, (SCH BD GTY) 4.00%, 12/01/2036	506,536
	Port of Seattle, WA, Rev
1,600,000	5.25%, 07/01/2039	1,743,896
595,000	5.25%, 07/01/2041	645,026
1,105,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	1,236,217
460,000	State of Washington, WA, GO 5.00%, 08/01/2044	484,805
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,395,938
1,725,000	5.00%, 10/01/2042	1,728,000
500,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2031(3)	503,061
		8,243,479
	West Virginia - 0.4%
1,870,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	1,872,555
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
	Wisconsin - 2.4%
	Public Finance Auth, WI, Rev
$ 505,000	4.00%, 10/01/2041		$473,565
835,000	4.00%, 10/01/2046(1)		841,472
170,000	(AGM) 4.00%, 07/01/2050		154,767
25,000	5.00%, 09/01/2025(3)		25,052
1,000,000	(AGM) 5.00%, 07/01/2036		1,033,064
510,000	5.00%, 12/15/2039(3)		519,997
750,000	5.00%, 10/01/2043(3)		743,126
465,000	5.00%, 10/01/2044		473,883
400,000	5.00%, 12/15/2044(3)		400,749
730,000	5.25%, 11/15/2061		760,215
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035		315,973
220,000	4.00%, 04/01/2039		218,414
650,000	5.00%, 04/01/2037		727,560
265,000	5.00%, 04/01/2038		294,705
120,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(6)		99,995
	Wisconsin Health & Educational Facs Auth, WI, Rev
840,000	5.00%, 11/01/2039		800,520
680,000	5.75%, 08/15/2059		722,207
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
875,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2031		976,354
1,595,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054		1,726,401
935,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		1,016,331
			12,324,350
	Wyoming - 0.1%
280,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		304,703
	Total Municipal Bonds (cost $503,626,329)		$500,146,185
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
1,135,000	3.15%, 10/15/2036		$976,367
	Total U.S. Government Agencies (cost $1,153,956)		$976,367
	Total Long-Term Investments (cost $504,780,285)		$501,122,552
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 1.4%
7,284,794	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2025 at 4.34%, due on 02/03/2025 with a maturity value of $7,287,429; collateralized by U.S. Treasury Note at 4.63%, maturing 06/15/2027, with a market value of $7,430,665		$7,284,794
	Total Short-Term Investments (cost $7,284,794)		$7,284,794
	Total Investments (cost $512,065,079)	98.1%	$508,407,346
	Other Assets and Liabilities	1.9%	9,872,609
	Net Assets	100.0%	$518,279,955
The accompanying notes are an integral part of these financial statements.

28

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $22,069,612 at January 31, 2025.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$14,741,138, representing 2.8% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is a zero-coupon bond.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$500,146,185	$—	$500,146,185	$—
U.S. Government Agencies	976,367	—	976,367	—
Short-Term Investments	7,284,794	—	7,284,794	—
Total	$508,407,346	$—	$508,407,346	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

29

Hartford Quality Value ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 11.9%
107,637	Bank of America Corp.	$4,983,593
34,842	Bank of Nova Scotia	1,782,865
32,164	JP Morgan Chase & Co.	8,597,438
72,144	Wells Fargo & Co.	5,684,947
		21,048,843
	Capital Goods - 7.5%
7,750	Boeing Co.*	1,368,030
4,504	General Dynamics Corp.	1,157,438
15,972	Honeywell International, Inc.	3,573,256
6,844	Lockheed Martin Corp.	3,168,430
19,618	Otis Worldwide Corp.	1,871,949
10,726	Westinghouse Air Brake Technologies Corp.	2,230,150
		13,369,253
	Consumer Discretionary Distribution & Retail - 3.3%
38,375	LKQ Corp.	1,434,841
9,854	Lowe's Cos., Inc.	2,562,434
14,963	TJX Cos., Inc.	1,867,233
		5,864,508
	Consumer Services - 0.5%
8,308	Starbucks Corp.	894,606
	Consumer Staples Distribution & Retail - 1.0%
24,108	Sysco Corp.	1,757,955
	Energy - 7.8%
17,277	Chevron Corp.	2,577,555
107,415	Coterra Energy, Inc.	2,977,544
16,756	EOG Resources, Inc.	2,107,737
51,823	TotalEnergies SE ADR	3,007,289
57,765	Williams Cos., Inc.	3,201,914
		13,872,039
	Equity Real Estate Investment Trusts (REITs) - 3.8%
10,356	American Tower Corp. REIT	1,915,342
6,776	AvalonBay Communities, Inc. REIT	1,500,952
3,865	Public Storage REIT	1,153,625
12,716	Simon Property Group, Inc. REIT	2,210,804
		6,780,723
	Financial Services - 4.0%
13,059	American Express Co.	4,145,580
21,282	Morgan Stanley	2,946,067
		7,091,647
	Food, Beverage & Tobacco - 5.3%
61,905	Keurig Dr. Pepper, Inc.	1,987,151
16,954	Mondelez International, Inc. Class A	983,162
38,854	Philip Morris International, Inc.	5,058,791
25,911	Tyson Foods, Inc. Class A	1,463,712
		9,492,816
	Health Care Equipment & Services - 7.4%
8,339	Becton Dickinson & Co.	2,064,737
7,119	Elevance Health, Inc.	2,816,988
21,576	Medtronic PLC	1,959,532
11,479	UnitedHealth Group, Inc.	6,227,243
		13,068,500
	Household & Personal Products - 2.2%
55,244	Kenvue, Inc.	1,176,145
49,104	Unilever PLC ADR	2,817,587
		3,993,732
	Insurance - 6.4%
32,613	American International Group, Inc.	2,402,274
8,803	Chubb Ltd.	2,393,360
11,837	Marsh & McLennan Cos., Inc.	2,567,208
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	Insurance - 6.4% - (continued)
16,200	MetLife, Inc.		$1,401,462
30,532	Principal Financial Group, Inc.		2,517,363
			11,281,667
	Materials - 3.3%
249,636	Amcor PLC		2,426,462
33,589	BHP Group Ltd. ADR		1,650,899
32,260	FMC Corp.		1,799,463
			5,876,824
	Media & Entertainment - 4.9%
12,989	Alphabet, Inc. Class A		2,650,016
32,763	Omnicom Group, Inc.		2,843,501
28,528	Walt Disney Co.		3,225,375
			8,718,892
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
41,620	AstraZeneca PLC ADR		2,945,031
40,827	Gilead Sciences, Inc.		3,968,384
22,789	Merck & Co., Inc.		2,252,009
26,460	Novartis AG ADR		2,770,891
118,832	Pfizer, Inc.		3,151,425
			15,087,740
	Semiconductors & Semiconductor Equipment - 4.0%
10,602	NXP Semiconductors NV		2,211,047
13,564	QUALCOMM, Inc.		2,345,623
13,362	Texas Instruments, Inc.		2,466,759
			7,023,429
	Software & Services - 4.4%
7,096	Accenture PLC Class A		2,731,605
36,104	Cognizant Technology Solutions Corp. Class A		2,982,552
3,699	Roper Technologies, Inc.		2,129,329
			7,843,486
	Technology Hardware & Equipment - 1.8%
53,078	Cisco Systems, Inc.		3,216,527
	Transportation - 3.3%
33,690	Delta Air Lines, Inc.		2,266,326
62,185	Knight-Swift Transportation Holdings, Inc.		3,550,142
			5,816,468
	Utilities - 6.6%
30,749	American Electric Power Co., Inc.		3,024,472
21,693	Atmos Energy Corp.		3,091,469
24,693	Duke Energy Corp.		2,765,369
34,870	Sempra		2,891,769
			11,773,079
	Total Common Stocks (cost $131,231,894)		$173,872,734
	Total Investments (cost $131,231,894)	97.9%	$173,872,734
	Other Assets and Liabilities	2.1%	3,776,093
	Net Assets	100.0%	$177,648,827
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

30

Hartford Quality Value ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$173,872,734	$173,872,734	$—	$—
Total	$173,872,734	$173,872,734	$—	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 3.2%
	Materials - 3.2%
697	Aclara Resources, Inc.*		$270
710	Agnico Eagle Mines Ltd.		65,987
1,000	Alamos Gold, Inc. Class A		20,930
1,160	Anglogold Ashanti PLC		35,044
10,790	Calibre Mining Corp.*		19,297
1,459	Endeavour Mining PLC		30,112
1,680	Equinox Gold Corp.*		10,173
1,080	G Mining Ventures Corp.*		10,619
2,030	Gold Fields Ltd. ADR		34,368
1,560	K92 Mining, Inc.*		10,395
2,880	Kinross Gold Corp.		32,486
3,550	New Gold, Inc.*		10,721
550	Newmont Corp.		23,496
950	Northern Star Resources Ltd.		10,251
3,400	OceanaGold Corp.		10,189
	Total Common Stocks (cost $308,217)		$324,338
SHORT-TERM INVESTMENTS - 80.0%
	U.S. Treasury Securities - 80.0%
	U.S. Treasury Bills - 80.0%
$ 1,050,000	3.74%, 02/06/2025(1)		$1,049,355
980,000	4.11%, 02/13/2025(1)		978,567
570,000	4.18%, 03/20/2025(1)		566,880
780,000	4.19%, 03/06/2025(1)		776,967
840,000	4.20%, 03/13/2025(1)		836,057
1,040,000	4.22%, 04/24/2025(1)		1,030,333
680,000	4.23%, 04/10/2025(1)		674,770
920,000	4.23%, 04/17/2025(1)		912,197
100,000	4.24%, 04/17/2025(1)		99,152
1,120,000	4.29%, 02/27/2025(1)		1,116,453
	Total Short-Term Investments (cost $8,040,079)		$8,040,731
	Total Investments Excluding Purchased Options (cost $8,348,296)	83.2%	$8,365,069
	Total Purchased Options (cost $4,719)	0.1%	$4,980
	Total Investments (cost $8,353,015)	83.3%	$8,370,049
	Other Assets and Liabilities	16.7%	1,675,006
	Net Assets	100.0%	$10,045,055
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2025, the Fund invested 16.4% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The rate shown represents current yield to maturity.

Exchange-Traded Option Contracts Outstanding at January 31, 2025
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Option
Light Sweet Crude Oil Future Option	66.00	USD	04/16/2025	3	USD	3,000	$4,980	$4,719	$261
Total purchased exchange-traded option contracts							$4,980	$4,719	$261

The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	2	03/31/2025	$149,840	$(6,155)
Coffee 'C' Future	3	03/19/2025	425,081	135,553
Copper Future	2	03/27/2025	213,950	(4,869)
Corn Future	19	03/14/2025	457,900	40,397
Corn Future	5	12/12/2025	115,063	1,575
Cotton No. 2 Future	5	03/07/2025	164,700	(11,578)
Gas Oil Future	4	03/12/2025	282,800	19,766
Gasoline RBOB Future	2	02/28/2025	172,939	5,320
Gold 100oz Future	3	04/28/2025	850,500	38,341
KC Hard Red Winter Wheat Future	6	03/14/2025	173,775	3,329
Lean Hogs Future	6	04/14/2025	216,840	4,737
Live Cattle Future	5	04/30/2025	404,600	8,731
LME Lead Future	2	03/17/2025	96,727	(5,258)
LME Nickel Future	2	03/17/2025	181,345	(7,497)
LME Primary Aluminum Future	9	03/17/2025	586,519	1,829
LME Zinc Future	5	03/17/2025	340,269	(43,281)
Micro Copper Future	30	02/26/2025	320,925	5,131
Micro Gold Future	23	04/28/2025	652,050	23,756
Micro Silver Future	4	03/27/2025	129,060	2,647
Micro WTI Crude Oil Future	65	02/19/2025	471,445	(20,277)
Natural Gas Future	25	02/26/2025	761,000	57,063
NY Harbor ULSD Future	2	02/28/2025	201,373	16,245
Silver Future	3	03/27/2025	483,975	7,125
Soybean Future	4	03/14/2025	208,400	3,257
Soybean Meal Future	12	03/14/2025	361,320	1,280
Soybean Oil Future	16	03/14/2025	442,656	21,651
Wheat Future	14	03/14/2025	391,650	2,615
World Sugar No. 11 Future	13	02/28/2025	281,736	(8,401)
Total				$293,032
Short position contracts:
LME Primary Aluminum Future	(4)	03/17/2025	$(260,675)	$(9,797)
LME Zinc Future	(2)	03/17/2025	(136,108)	14,254
Total				$4,457
Total futures contracts				$297,489
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$324,338	$324,338	$—	$—
Short-Term Investments	8,040,731	—	8,040,731	—
Purchased Options	4,980	—	4,980	—
Futures Contracts(2)	414,602	414,602	—	—
Total	$8,784,651	$738,940	$8,045,711	$—
Liabilities
Futures Contracts(2)	$(117,113)	$(117,113)	$—	$—
Total	$(117,113)	$(117,113)	$—	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 0.0%
	Diversified Financial Services - 0.0%
$ 185,000	MMH Master LLC 6.38%, 02/01/2034(1)	$183,810
	Total Corporate Bonds (cost $185,000)	$183,810
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Mexico - 0.3%
1,538,000	Mexico Government International Bonds 6.88%, 05/13/2037	$1,546,208
	Total Foreign Government Obligations (cost $1,531,756)	$1,546,208
MUNICIPAL BONDS - 84.9%
	Alabama - 1.5%
	Black Belt Energy Gas Dist, AL, Rev
920,000	4.00%, 10/01/2049(2)	$923,758
2,680,000	4.00%, 06/01/2051(2)	2,700,452
685,000	5.25%, 12/01/2053(2)	736,806
680,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	728,925
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(2)	684,260
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	749,439
		6,523,640
	Arkansas - 1.0%
	Arkansas Dev Finance Auth, AR, Rev,
3,290,000	(FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,445,211
980,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	1,032,843
		4,478,054
	California - 2.2%
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(2)	221,929
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,431,558
240,000	Central Unified School Dist, CA, GO 4.00%, 08/01/2050	235,438
1,410,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,303,942
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AGM) 4.13%, 08/01/2050	2,310,563
765,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	766,569
450,000	Pittsburg Unified School Dist, CA, GO, (AGM) 4.25%, 08/01/2049	452,782
60,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	61,756
935,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	940,754
970,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	1,034,011
70,000	Washington Township Health Care Dist, CA, GO, (AGM) 4.50%, 08/01/2053	71,240
		9,830,542
	Colorado - 2.3%
715,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(2)	715,645
6,000,000	Board of Water Commissioners City & County of Denver, CO, Rev 5.00%, 09/15/2054	6,423,708
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	617,975
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	509,892
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	Colorado - 2.3% - (continued)
$ 1,225,000	Colorado Educational & Cultural Facs Auth, CO, Rev, (BAM) 4.25%, 07/01/2054	$1,134,165
	Colorado Housing & Finance Auth, CO, Rev
485,000	3.50%, 11/01/2043(2)	485,965
315,000	(FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	312,813
		10,200,163
	Connecticut - 0.0%
85,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	85,616
	District of Columbia - 1.4%
	Dist of Columbia Housing Finance Agency, DC, Rev
695,000	3.65%, 07/01/2028(2)	698,439
2,000,000	(FNMA) 4.88%, 09/01/2045	2,039,128
890,000	5.00%, 12/01/2028(2)	927,009
2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	2,017,011
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	357,302
		6,038,889
	Florida - 3.0%
50,000	Broward County Housing Finance Auth, FL, Rev, (HUD) 3.40%, 03/01/2057(2)	50,003
280,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	302,257
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,629,335
800,000	Escambia County Housing Finance Auth, FL, Rev 3.80%, 06/01/2027(2)	802,933
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	422,334
	Florida Housing Finance Corp., FL, Rev,
40,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	39,291
630,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	615,550
280,000	(GNMA) 3.35%, 10/01/2027(2)	279,443
295,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	292,991
100,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	100,256
1,865,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	1,901,150
5,250,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	5,594,600
290,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(2)	290,043
		13,320,186
	Georgia - 4.6%
	Main Street Natural Gas, Inc., GA, Rev
1,565,000	4.00%, 03/01/2050(2)	1,568,969
485,000	4.00%, 05/01/2052(2)	485,872
1,525,000	5.00%, 12/01/2053(2)	1,615,493
615,000	5.00%, 05/01/2054(2)	651,775
5,535,000	5.00%, 05/01/2055(2)	5,846,545
1,165,000	5.00%, 06/01/2055(2)(3)	1,244,575
3,835,000	Municipal Electric Auth of Georgia, GA, Rev, (BAM) 5.25%, 01/01/2054	4,089,523
4,960,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	5,250,636
		20,753,388
The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	Illinois - 1.1%
$ 1,940,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	$2,113,548
	Illinois Housing Dev Auth, IL, Rev,
375,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	366,374
645,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	644,960
625,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	627,280
50,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	50,564
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053	1,300,321
		5,103,047
	Indiana - 0.3%
	Indiana Housing & Community Dev Auth, IN, Rev,
670,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	656,195
45,000	(GNMA) 4.00%, 07/01/2048	45,139
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	734,340
		1,435,674
	Iowa - 1.2%
	Iowa Finance Auth, IA, Rev,
745,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	733,386
1,420,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	1,378,093
2,360,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	2,295,026
190,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	187,438
25,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	25,074
915,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	918,831
		5,537,848
	Kentucky - 1.1%
	Kentucky Public Energy Auth, KY, Rev
2,510,000	5.00%, 01/01/2055(2)	2,670,437
2,285,000	5.25%, 04/01/2054(2)	2,457,691
		5,128,128
	Louisiana - 0.7%
	Louisiana Housing Corp., LA, Rev
595,000	3.75%, 02/01/2028(2)	599,872
5,000	4.50%, 12/01/2047	5,049
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,140,555
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,322,698
		3,068,174
	Maryland - 0.7%
2,650,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	2,609,629
625,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	594,204
		3,203,833
	Massachusetts - 2.1%
	Commonwealth of Massachusetts, MA, GO
120,000	3.00%, 02/01/2048	93,658
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	Massachusetts - 2.1% - (continued)
$ 7,720,000	5.00%, 05/01/2053	$8,126,314
1,180,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	1,123,102
		9,343,074
	Michigan - 1.8%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	704,440
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	804,029
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2048	1,560,840
	Grosse Ile Township School Dist, MI, GO,
540,000	(Q-SBLF) 5.00%, 05/01/2049	562,864
625,000	(Q-SBLF) 5.00%, 05/01/2052	649,003
	Michigan State Housing Dev Auth, MI, Rev
40,000	3.75%, 06/01/2050	40,003
365,000	3.80%, 07/01/2041(2)	366,783
1,540,000	Troy School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2052	1,616,499
1,515,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	1,648,882
		7,953,343
	Minnesota - 0.7%
435,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	426,814
2,920,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	2,866,315
		3,293,129
	Mississippi - 0.2%
	Mississippi Home Corp., MS, Rev,
830,000	(FHLMC), (FNMA), (GNMA) 3.00%, 12/01/2050	813,862
155,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	153,060
		966,922
	Missouri - 0.5%
875,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(2)	901,776
	Missouri Housing Dev Commission, MO, Rev,
510,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	499,025
305,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	300,635
120,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	119,084
165,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	165,415
70,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	70,567
55,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	55,889
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	299,382
		2,411,773
	Nebraska - 0.1%
	Nebraska Investment Finance Auth, NE, Rev,
400,000	(FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	392,477
50,000	4.00%, 09/01/2048	50,134
		442,611
The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	Nevada - 0.4%
	Nevada Housing Division, NV, Rev,
$ 800,000	(FHLMC), (FNMA), (GNMA) 4.00%, 04/01/2049	$802,311
70,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	70,300
950,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	1,015,038
		1,887,649
	New Jersey - 0.1%
430,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD) 3.67%, 02/01/2026	430,575
25,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	25,540
		456,115
	New Mexico - 3.0%
	New Mexico Mortgage Finance Auth, NM, Rev,
610,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	596,804
1,555,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	1,519,369
95,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	95,295
805,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	807,600
1,790,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,813,204
8,010,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,650,370
		13,482,642
	New York - 6.4%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	1,072,811
3,000,000	Monroe County Industrial Dev Corp., NY, Rev, (HUD) 5.00%, 07/01/2028(2)	3,114,904
	New York City Municipal Water Finance Auth, NY, Rev
1,500,000	4.00%, 06/15/2054	1,413,482
1,750,000	5.25%, 06/15/2054	1,893,349
1,890,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 02/01/2051	1,798,633
225,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	223,101
	New York Power Auth, NY, Rev
2,000,000	4.00%, 11/15/2054	1,884,836
5,000,000	(AGM) 5.00%, 11/15/2053	5,291,132
	New York State Dormitory Auth, NY, Rev
950,000	3.00%, 03/15/2038	848,713
5,000,000	4.00%, 05/01/2054	4,622,230
2,630,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(2)	2,630,913
230,000	Rockland County Industrial Dev Agency, NY, Rev, (FHA), (HUD) 4.65%, 05/01/2027(2)	230,132
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
1,560,000	5.00%, 05/15/2053	1,643,635
1,365,000	5.25%, 05/15/2064	1,459,035
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	616,108
		28,743,014
	North Carolina - 1.2%
3,145,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	3,041,925
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	North Carolina - 1.2% - (continued)
$ 460,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2050	$462,014
	Raleigh Housing Auth, NC, Rev,
120,000	(FNMA) 4.40%, 12/01/2043	118,334
1,680,000	(FNMA) 4.50%, 02/01/2043	1,680,156
		5,302,429
	Ohio - 1.6%
3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	3,190,755
	Ohio Housing Finance Agency, OH, Rev
920,000	3.00%, 03/01/2052	902,292
830,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	820,588
20,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	20,172
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(4)	149,130
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,930,519
		7,013,456
	Oklahoma - 0.3%
	Oklahoma Housing Finance Agency, OK, Rev
1,255,000	3.35%, 12/01/2027(2)	1,254,468
110,000	(FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	110,578
		1,365,046
	Oregon - 1.2%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	5,184,871
	Pennsylvania - 1.1%
600,000	Allegheny County Airport Auth, PA, Rev, (AGM) 5.25%, 01/01/2053	643,808
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	152,201
3,700,000	Philadelphia Gas Works Co., PA, Rev, (AGC) 5.25%, 08/01/2054	3,990,647
		4,786,656
	Rhode Island - 0.3%
	Rhode Island Health & Educational Building Corp., RI, Rev,
875,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	831,672
630,000	5.25%, 05/15/2054	657,213
		1,488,885
	South Carolina - 1.9%
2,500,000	Inman Campobello Water Dist, SC, Rev, (BAM) 5.00%, 06/01/2048	2,612,908
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(2)	3,348,715
2,160,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	2,317,356
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	51,254
		8,330,233
	Tennessee - 2.3%
960,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	995,099
2,735,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	2,906,342
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	401,701
The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	Tennessee - 2.3% - (continued)
$ 390,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD) 3.60%, 12/01/2027(2)	$390,587
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,415,000	(HUD) 3.50%, 02/01/2048(2)	1,407,989
1,805,000	(FNMA) 4.60%, 12/01/2044	1,811,777
10,000	(NPFG) 4.88%, 11/01/2028	10,402
	Metropolitan Nashville Airport Auth, TN, Rev
350,000	5.00%, 07/01/2049	361,989
305,000	5.00%, 07/01/2052	318,821
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(2)	1,800,240
40,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	40,478
		10,445,425
	Texas - 31.1%
910,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	858,609
610,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	578,245
	Arlington Higher Education Finance Corp., TX, Rev,
2,000,000	(PSF-GTD) 4.13%, 08/15/2054	1,886,769
700,000	(PSF-GTD) 4.25%, 12/01/2048	688,876
200,000	(PSF-GTD) 4.25%, 12/01/2053	193,466
680,000	(PSF-GTD) 5.00%, 08/15/2033	723,140
200,000	(PSF-GTD) 5.00%, 08/15/2048	210,245
1,840,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,736,089
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	619,151
1,405,000	4.25%, 02/15/2053	1,363,194
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	1,170,709
1,235,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	1,309,629
4,825,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	5,136,056
180,000	City of Dallas Housing Finance Corp., TX, Rev 5.00%, 10/01/2028(2)	187,781
390,000	City of Georgetown Utility System, TX, Rev, (BAM) 5.25%, 08/15/2053	412,484
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	611,330
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD) 4.25%, 04/01/2053	525,313
765,000	(PSF-GTD) 4.25%, 08/15/2053	772,143
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	700,245
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,123,824
	Community Independent School Dist, TX, GO,
330,000	(PSF-GTD) 5.00%, 02/15/2048	350,183
905,000	(PSF-GTD) 5.00%, 02/15/2053	953,536
5,000,000	County of Harris Toll Road, TX, Rev 5.25%, 08/15/2054	5,387,161
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	521,125
4,635,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	4,519,235
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	779,034
2,165,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	2,045,528
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	Texas - 31.1% - (continued)
$ 3,065,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	$2,998,261
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	361,661
2,405,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,272,043
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	362,978
	Georgetown Independent School Dist, TX, GO,
690,000	(PSF-GTD) 2.50%, 08/15/2037	572,731
970,000	(PSF-GTD) 5.00%, 02/15/2054	1,032,828
700,000	Houston Housing Finance Corp., TX, Rev 3.65%, 02/01/2048(2)	704,549
1,535,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,448,314
1,280,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	1,215,768
6,605,000	Judson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2053	7,055,963
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,024,548
930,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	983,767
1,390,000	Lakeside Place PFC, TX, Rev, (FHA) 4.15%, 11/01/2026(2)	1,392,096
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	267,279
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	1,041,244
5,605,000	(PSF-GTD) 5.00%, 02/15/2053	5,905,599
1,030,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	993,458
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	569,436
4,720,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	4,992,882
2,165,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	2,044,374
1,315,000	Mesquite Housing Finance Corp., TX, Rev 3.35%, 08/01/2029(2)	1,319,243
1,850,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,737,034
	Montgomery Independent School Dist, TX, GO,
115,000	(PSF-GTD) 4.00%, 02/15/2053	108,415
745,000	(PSF-GTD) 4.25%, 02/15/2052	735,725
580,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	547,246
	New Caney Independent School Dist, TX, GO,
4,210,000	(PSF-GTD) 4.00%, 02/15/2054	3,972,248
3,350,000	(PSF-GTD) 5.00%, 02/15/2053	3,539,195
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	20,805
990,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	955,408
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,180,354
3,210,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	3,011,353
435,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	410,763
1,105,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	1,082,687
The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	Texas - 31.1% - (continued)
$ 185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	$193,865
	San Antonio Housing Trust Public Facility Corp., TX, Rev
85,000	5.00%, 09/01/2028(2)	88,463
130,000	(FNMA) 5.00%, 10/01/2028(2)	135,418
1,810,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	1,907,071
1,515,000	Strategic Housing Finance Corp. of Travis County, TX, Rev 3.35%, 03/01/2046(2)	1,516,254
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	803,944
	Texas Department of Housing & Community Affairs, TX, Rev,
550,000	(GNMA) 3.00%, 01/01/2052	537,819
1,565,000	(HUD) 3.25%, 08/01/2028(2)	1,563,363
240,000	(GNMA) 3.50%, 03/01/2051	237,728
80,000	(GNMA) 4.00%, 03/01/2050	80,494
45,000	(GNMA) 4.75%, 03/01/2049	45,400
3,760,000	(GNMA) 5.75%, 01/01/2056(3)	4,138,412
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	344,093
5,900,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(2)	6,265,863
12,240,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(2)	12,999,043
400,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(2)	402,069
5,000,000	Texas State University System, TX, Rev 5.25%, 03/15/2054	5,365,305
	Texas Water Dev Board, TX, Rev
285,000	4.80%, 10/15/2052	294,237
5,000,000	5.00%, 10/15/2053	5,379,581
6,000,000	Waxahachie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	5,665,701
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052	425,071
		139,612,549
	Utah - 4.1%
11,405,000	County of Iron Sales Tax, UT, Rev 5.00%, 10/01/2059	12,058,176
5,920,000	Timpanogos Special Service Dist, UT, Rev 5.00%, 06/01/2054	6,310,919
		18,369,095
	Virginia - 2.7%
10,659,991	FHLMC Multifamily VRD Certificates, VA, Rev, (FHLMC) 4.76%, 08/25/2041	10,962,142
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	345,160
660,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(2)	663,142
330,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	321,916
		12,292,360
	Washington - 0.1%
455,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	485,907
90,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048	90,301
		576,208
	Wisconsin - 0.6%
2,540,000	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	2,475,292
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 84.9% - (continued)
	Wyoming - 0.0%
$ 45,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		$45,141
	Total Municipal Bonds (cost $383,639,310)		$380,975,100
U.S. GOVERNMENT AGENCIES - 3.1%
	Mortgage-Backed Agencies - 3.1%
	Federal Home Loan Mortgage Corp. - 1.6%
5,888,932	4.30%, 05/25/2041(2)		$5,663,684
1,221,397	4.70%, 04/25/2042(1)(2)		1,218,456
			6,882,140
	Federal National Mortgage Association - 1.5%
4,973,749	2.00%, 06/01/2051		3,899,412
2,935,485	6.00%, 09/01/2054		2,956,899
			6,856,311
	Total U.S. Government Agencies (cost $14,143,957)		$13,738,451
U.S. GOVERNMENT SECURITIES - 3.4%
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Bonds - 3.4%
5,907,000	4.63%, 11/15/2044		$5,651,107
10,007,000	4.63%, 11/15/2044		9,714,608
	Total U.S. Government Securities (cost $15,233,793)		$15,365,715
	Total Long-Term Investments (cost $414,733,816)		$411,809,284
SHORT-TERM INVESTMENTS - 7.7%
	U.S. Treasury Securities - 7.7%
	U.S. Treasury Bills - 7.7%
1,249,000	4.16%, 12/26/2025(5)		$1,203,962
185,000	4.17%, 12/26/2025(5)		178,329
3,100,000	4.17%, 12/26/2025(5)		2,988,216
3,027,000	4.19%, 12/26/2025(5)		2,917,849
14,353,000	4.21%, 12/26/2025(5)		13,835,442
1,133,000	4.25%, 10/30/2025(5)		1,098,886
6,017,000	4.29%, 10/30/2025(5)		5,835,832
989,000	4.30%, 10/30/2025(5)		959,222
2,657,000	4.31%, 10/30/2025(5)		2,576,999
496,000	4.33%, 10/30/2025(5)		481,066
432,000	4.37%, 10/30/2025(5)		418,993
2,126,000	4.40%, 10/30/2025(5)		2,061,988
	Total Short-Term Investments (cost $34,533,054)		$34,556,784
	Total Investments (cost $449,266,870)	99.4%	$446,366,068
	Other Assets and Liabilities	0.6%	2,634,112
	Net Assets	100.0%	$449,000,180
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$1,402,266, representing 0.3% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,321,575 at January 31, 2025.
(4)	Security is a zero-coupon bond.
(5)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$183,810	$—	$183,810	$—
Foreign Government Obligations	1,546,208	—	1,546,208	—
Municipal Bonds	380,975,100	—	380,975,100	—
U.S. Government Agencies	13,738,451	—	13,738,451	—
U.S. Government Securities	15,365,715	—	15,365,715	—
Short-Term Investments	34,556,784	—	34,556,784	—
Total	$446,366,068	$—	$446,366,068	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

39

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6%
	Asset-Backed - Automobile - 6.0%
$ 455,000	Ally Auto Receivables Trust 3.45%, 06/15/2027	$451,062
730,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	738,866
190,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	190,085
630,000	Enterprise Fleet Financing LLC 5.06%, 03/20/2031(1)	633,831
	Exeter Automobile Receivables Trust
270,000	4.67%, 08/15/2028	270,215
130,000	5.31%, 08/16/2027	130,232
50,000	12.07%, 09/16/2030(1)	56,805
205,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	205,732
260,000	Hertz Vehicle Financing III LLC 9.13%, 06/25/2027(1)	264,684
250,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	236,475
150,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	146,859
75,000	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	75,063
585,000	SFS Auto Receivables Securitization Trust 5.33%, 11/20/2029(1)	591,368
540,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	540,938
		4,532,215
	Commercial Mortgage-Backed Securities - 3.9%
130,000	280 Park Avenue Mortgage Trust 6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	124,877
80,000	ARZ Trust 8.27%, 06/11/2029(1)	83,009
100,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	61,000
100,000	BOCA Commercial Mortgage Trust 8.74%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	101,375
	BPR Trust
30,000	5.85%, 11/05/2041(1)(3)	27,608
90,000	8.34%, 10/05/2038(1)(3)	93,025
14,000	BX Trust 8.00%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	14,013
75,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	54,095
114,000	Commercial Mortgage Trust 7.93%, 12/10/2041(1)(3)	110,517
60,000	CSAIL Commercial Mortgage Trust 4.36%, 08/15/2048(3)	51,485
	DC Trust
200,000	8.48%, 04/13/2040(1)(3)	206,379
85,000	10.31%, 04/13/2040(1)(3)	87,257
215,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(3)	216,825
122,861	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	103,156
125,000	GS Mortgage Securities Trust 4.24%, 02/10/2048(1)(3)	118,388
105,000	HIH Trust 8.50%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	105,394
	HTL Commercial Mortgage Trust
255,000	8.20%, 05/10/2039(1)(3)	261,630
100,000	11.93%, 05/10/2039(1)(3)	102,394
73,512	JP Morgan Chase Commercial Mortgage Securities Trust 5.05%, 12/15/2046(1)(3)	68,871
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6% - (continued)
	Commercial Mortgage-Backed Securities - 3.9% - (continued)
$ 175,000	JPMBB Commercial Mortgage Securities Trust 4.09%, 09/15/2047(1)(3)	$149,893
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.81%, 05/15/2046(1)(3)	108,683
125,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	111,563
305,000	ROCK Trust 8.82%, 11/13/2041(1)	321,966
225,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	160,290
100,000	X-Caliber Funding LLC 8.58%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	99,932
		2,943,625
	Other Asset-Backed Securities - 4.0%
45,157	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	34,206
250,000	Ballyrock CLO 28 Ltd. 9.33%, 01/20/2038, 3 mo. USD Term SOFR + 5.00%(1)(2)	252,327
305,000	Battalion CLO XV Ltd. 7.55%, 01/17/2033, 3 mo. USD Term SOFR + 3.25%(1)(2)	305,000
250,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 10.79%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	251,240
250,000	GoldenTree Loan Management U.S. CLO Ltd. 8.82%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	250,000
36,220	HINNT LLC 8.00%, 03/15/2043(1)	34,542
	Home RE Ltd.
150,000	8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	154,891
165,000	9.85%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	173,171
244,048	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	179,372
250,000	Invesco U.S. CLO Ltd. 11.19%, 04/22/2037, 3 mo. USD Term SOFR + 6.90%(1)(2)	255,999
250,000	Onex CLO Subsidiary Ltd. 8.69%, 07/20/2037, 3 mo. USD Term SOFR + 4.40%(1)(2)	255,738
215,000	Progress Residential Trust 4.25%, 04/19/2038(1)	212,970
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	96,066
25,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	26,114
250,000	Voya CLO Ltd. 11.50%, 04/20/2034, 3 mo. USD Term SOFR + 7.21%(1)(2)	250,900
290,000	Whetstone Park CLO Ltd. 10.70%, 01/20/2035, 3 mo. USD Term SOFR + 6.41%(1)(2)	290,217
		3,022,753
	Whole Loan Collateral CMO - 4.7%
50,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(3)	36,493
	Federal National Mortgage Association Connecticut Avenue Securities Trust
15,000	8.25%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	16,006
300,000	9.85%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	315,287
350,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	369,446
265,000	10.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	280,669
265,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	280,079
179,000	11.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	196,565
The accompanying notes are an integral part of these financial statements.

40

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.6% - (continued)
	Whole Loan Collateral CMO - 4.7% - (continued)
$ 255,000	12.00%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	$277,269
245,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	277,801
24,455	16.22%, 08/25/2028, 30 day USD SOFR Average + 11.86%(2)	26,894
100,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	72,418
	PRET LLC
100,000	5.44%, 01/25/2052(1)(4)	96,567
206,043	7.97%, 09/25/2051(1)(4)	202,054
100,000	8.59%, 12/25/2054(1)(4)	100,113
115,000	8.72%, 10/25/2054(1)(4)	114,142
175,000	8.96%, 10/25/2054(1)(4)	175,122
	PRPM LLC
205,047	6.60%, 09/25/2026(1)(3)	200,944
117,344	6.72%, 06/25/2026(1)(4)	116,301
100,000	8.60%, 11/25/2029(1)(4)	100,008
100,000	8.84%, 11/25/2029(1)(4)	100,270
69,535	VCAT LLC 3.97%, 09/25/2051(1)(4)	66,921
	Verus Securitization Trust
135,000	3.04%, 09/25/2066(1)(3)	97,353
100,000	6.79%, 10/25/2067(1)(3)	98,846
		3,617,568
	Total Asset & Commercial Mortgage-Backed Securities (cost $13,927,036)	$14,116,161
CONVERTIBLE BONDS - 6.5%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
90,000	3.63%, 10/15/2030	$80,148
20,000	4.63%, 03/15/2029	19,846
		99,994
	Biotechnology - 0.5%
82,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	93,981
85,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	78,443
115,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	98,102
132,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	127,032
		397,558
	Chemicals - 0.2%
200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(5)	182,000
	Commercial Banks - 0.1%
EUR 100,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.51%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	58,784
	Commercial Services - 0.6%
$ 163,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	159,577
EUR 100,000	Nexi SpA 1.75%, 04/24/2027(5)	99,840
	Shift4 Payments, Inc.
$ 63,000	0.00%, 12/15/2025(6)	95,728
70,000	0.50%, 08/01/2027	81,970
		437,115
	Diversified Financial Services - 0.1%
34,000	Coinbase Global, Inc. 0.25%, 04/01/2030(1)	39,644
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	Energy-Alternate Sources - 0.2%
$ 214,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	$175,908
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	8,100
		184,008
	Engineering & Construction - 0.0%
12,000	Fluor Corp. 1.13%, 08/15/2029	14,915
	Entertainment - 0.3%
210,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	181,335
40,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	59,224
		240,559
	Healthcare - Products - 0.4%
137,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	140,630
103,000	Insulet Corp. 0.38%, 09/01/2026	136,423
		277,053
	Home Builders - 0.2%
125,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	125,250
	Internet - 1.2%
125,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	146,062
	Etsy, Inc.
32,000	0.13%, 10/01/2026	31,262
13,000	0.25%, 06/15/2028	10,737
300,000	Meituan 0.00%, 04/27/2028(5)(6)	286,650
104,000	Sea Ltd. 2.38%, 12/01/2025	145,184
85,000	Shopify, Inc. 0.13%, 11/01/2025	88,952
169,000	Uber Technologies, Inc. 0.88%, 12/01/2028	196,040
		904,887
	IT Services - 0.2%
95,000	Rapid7, Inc. 0.25%, 03/15/2027	87,384
35,000	Seagate HDD Cayman 3.50%, 06/01/2028	45,167
40,000	Zscaler, Inc. 0.13%, 07/01/2025	54,580
		187,131
	Leisure Time - 0.4%
78,000	Carnival Corp. 5.75%, 12/01/2027	171,288
85,000	NCL Corp. Ltd. 2.50%, 02/15/2027	93,118
		264,406
	Machinery-Diversified - 0.1%
36,000	Middleby Corp. 1.00%, 09/01/2025	48,364
	Pharmaceuticals - 0.2%
	Dexcom, Inc.
50,000	0.25%, 11/15/2025	48,448
80,000	0.38%, 05/15/2028	73,735
		122,183
	Real Estate Investment Trusts - 0.5%
105,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	106,628
133,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	158,070
	Rexford Industrial Realty LP
78,000	4.13%, 03/15/2029(1)	76,518
68,000	4.38%, 03/15/2027(1)	67,490
		408,706
	Semiconductors - 0.3%
93,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	86,294
175,000	ON Semiconductor Corp. 0.50%, 03/01/2029	157,221
		243,515
The accompanying notes are an integral part of these financial statements.

41

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.5% - (continued)
	Software - 0.9%
$ 90,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(6)	$96,075
	Datadog, Inc.
45,000	0.00%, 12/01/2029(1)(6)	44,054
49,000	0.13%, 06/15/2025	75,799
172,000	Dayforce, Inc. 0.25%, 03/15/2026	165,808
102,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	110,415
85,000	Health Catalyst, Inc. 2.50%, 04/15/2025	83,459
103,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(6)	136,630
		712,240
	Total Convertible Bonds (cost $4,752,132)	$4,948,312
CORPORATE BONDS - 30.1%
	Advertising - 0.1%
85,000	Clear Channel Outdoor Holdings, Inc. 7.50%, 06/01/2029(1)	$75,678
	Aerospace/Defense - 0.0%
20,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	19,933
	Agriculture - 0.2%
200,000	MHP Lux SA 6.25%, 09/19/2029(5)	175,500
	Airlines - 0.1%
25,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	25,610
60,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)	54,986
		80,596
	Apparel - 0.1%
65,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	67,696
40,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	40,138
		107,834
	Auto Manufacturers - 0.1%
25,000	Ford Motor Co. 3.25%, 02/12/2032	20,920
34,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(7)(8)	33,089
		54,009
	Auto Parts & Equipment - 0.3%
EUR 200,000	Forvia SE 3.75%, 06/15/2028(5)	205,656
	Chemicals - 0.6%
$ 200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(5)	171,033
EUR 100,000	Itelyum Regeneration SpA 4.63%, 10/01/2026(5)	103,979
$ 200,000	UPL Corp. Ltd. 5.25%, 02/27/2025, (5.25% fixed rate until 02/27/2025; 5 yr. USD CMT + 3.87% thereafter)(5)(7)(8)	189,502
		464,514
	Commercial Banks - 5.3%
EUR 200,000	Abanca Corp. Bancaria SA 10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(5)(7)(8)	241,077
105,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(5)(7)	115,124
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Commercial Banks - 5.3% - (continued)
	Bank of America Corp.
$ 20,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	$16,458
12,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(7)	11,737
	Bank of New York Mellon Corp.
20,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(7)	19,675
40,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(7)	42,028
200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(5)(7)	206,895
EUR 200,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(5)(7)	200,351
200,000	Caixa Economica Montepio Geral Caixa Economica Bancaria SA 5.63%, 05/29/2028, (5.63% fixed rate until 05/29/2027; 3 mo. EURIBOR + 2.60% thereafter)(5)(7)	215,833
$ 225,000	CaixaBank SA 6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(7)	228,923
45,000	Citigroup, Inc. 4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(7)(8)	44,354
EUR 100,000	Danske Bank AS 4.63%, 05/14/2034, (4.63% fixed rate until 02/14/2029; 5 yr. EURIBOR ICE Swap + 1.95% thereafter)(5)(7)	107,902
200,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(5)(7)(8)	221,938
$ 18,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(7)(8)	17,761
	Freedom Mortgage Corp.
140,000	12.00%, 10/01/2028(1)	152,483
215,000	12.25%, 10/01/2030(1)	240,029
	Goldman Sachs Group, Inc.
46,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(7)(8)	44,215
23,000	3.80%, 05/10/2026, (3.80% fixed rate until 05/10/2026; 5 yr. USD CMT + 2.97% thereafter)(7)(8)	22,331
21,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(7)(8)	22,154
200,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	228,769
	JP Morgan Chase & Co.
16,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(7)	15,873
12,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(7)	11,789
The accompanying notes are an integral part of these financial statements.

42

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Commercial Banks - 5.3% - (continued)
$ 5,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(7)	$5,020
10,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(7)	10,059
18,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(7)	17,677
GBP 200,000	Lloyds Banking Group PLC 8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(7)(8)	259,787
$ 31,000	Morgan Stanley 5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(7)	31,270
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(5)(7)	111,084
200,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(5)(7)(8)	217,796
$ 200,000	Societe Generale SA 10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(7)(8)	217,829
200,000	Standard Chartered PLC 7.63%, 01/16/2032, (7.63% fixed rate until 01/16/2032; 5 yr. USD CMT + 3.02% thereafter)(1)(7)(8)	200,416
200,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(7)(8)	231,003
GBP 200,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(5)(7)(8)	283,780
$ 23,000	Wells Fargo & Co. 3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(7)(8)	22,598
		4,036,018
	Commercial Services - 0.4%
29,000	Block, Inc. 3.50%, 06/01/2031	25,806
45,000	Deluxe Corp. 8.13%, 09/15/2029(1)	46,283
EUR 100,000	House of HR Group BV 9.00%, 11/03/2029(5)	105,284
$ 30,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	30,805
EUR 100,000	Verisure Midholding AB 5.25%, 02/15/2029(5)	104,637
		312,815
	Construction Materials - 0.0%
$ 20,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	19,846
	Diversified Financial Services - 1.4%
18,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(7)(8)	17,756
35,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	37,741
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Diversified Financial Services - 1.4% - (continued)
$ 5,000	Capital One Financial Corp. 6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(7)	$5,022
30,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	31,967
44,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(7)(8)	44,005
45,000	Focus Financial Partners LLC 6.75%, 09/15/2031(1)	45,238
132,000	Freedom Mortgage Holdings LLC 9.13%, 05/15/2031(1)	136,619
20,000	goeasy Ltd. 6.88%, 05/15/2030(1)	20,306
85,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	89,570
200,000	IIFL Finance Ltd. 8.75%, 07/24/2028(1)	201,765
75,000	LFS Topco LLC 5.88%, 10/15/2026(1)	74,513
260,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	267,451
45,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	43,629
15,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	15,031
		1,030,613
	Electric - 2.6%
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	202,636
EUR 124,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	120,802
$ 23,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(7)	21,811
	Dominion Energy, Inc.
44,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(7)(8)	42,709
21,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(7)	21,891
62,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(7)	65,578
	Edison International
15,000	5.25%, 03/15/2032	13,627
195,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(7)	184,891
76,000	Emera, Inc. 6.75%, 06/15/2076	76,701
42,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(7)	43,794
15,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	14,570
200,000	Lamar Funding Ltd. 3.96%, 05/07/2025(5)	199,260
	Pacific Gas & Electric Co.
5,000	4.75%, 02/15/2044	4,116
9,000	5.90%, 10/01/2054	8,372
355,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(7)	344,918
The accompanying notes are an integral part of these financial statements.

43

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Electric - 2.6% - (continued)
$ 200,000	Termocandelaria Power SA 7.75%, 09/17/2031(5)	$202,288
400,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	409,079
		1,977,043
	Energy-Alternate Sources - 0.5%
	FS Luxembourg SARL
200,000	8.88%, 02/12/2031(5)	203,827
200,000	8.88%, 02/12/2031(1)	203,826
		407,653
	Engineering & Construction - 0.5%
	IHS Holding Ltd.
200,000	6.25%, 11/29/2028(5)	189,187
200,000	8.25%, 11/29/2031(1)	196,326
		385,513
	Entertainment - 0.1%
55,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	57,089
23,000	Warnermedia Holdings, Inc. 5.14%, 03/15/2052	17,155
		74,244
	Environmental Control - 0.1%
	Reworld Holding Corp.
5,000	4.88%, 12/01/2029(1)	4,656
75,000	5.00%, 09/01/2030	69,659
		74,315
	Food - 0.7%
EUR 100,000	ELO SACA 3.25%, 07/23/2027(5)	94,199
$ 200,000	Minerva Luxembourg SA 8.88%, 09/13/2033(5)	210,663
EUR 200,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	216,343
		521,205
	Forest Products & Paper - 0.2%
$ 175,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	188,958
	Gas - 0.1%
55,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(7)	55,264
	Hand/Machine Tools - 0.1%
EUR 100,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	103,045
	Healthcare - Services - 0.1%
$ 65,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	68,400
	Insurance - 1.2%
EUR 195,000	Achmea BV 5.63%, 11/02/2044, (5.63% fixed rate until 05/02/2034; 5 yr. EURIBOR ICE Swap + 3.85% thereafter)(5)(7)	217,628
$ 230,000	Acrisure LLC/Acrisure Finance, Inc. 8.50%, 06/15/2029(1)	241,047
125,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	127,725
	Athene Global Funding
7,000	4.95%, 01/07/2027(1)	7,004
35,000	5.35%, 07/09/2027(1)	35,265
20,000	5.68%, 02/23/2026(1)	20,199
47,000	Enstar Finance LLC 5.50%, 01/15/2042, (5.50% fixed rate until 01/15/2027; 5 yr. USD CMT + 4.01% thereafter)(7)	45,307
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Insurance - 1.2% - (continued)
	Global Atlantic Fin Co.
$ 72,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(7)	$69,484
43,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(7)	44,973
23,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(7)	22,002
50,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(7)(8)	54,021
65,000	SBL Holdings, Inc. 7.20%, 10/30/2034(1)	62,963
		947,618
	Internet - 0.6%
	Cerved Group SpA
EUR 200,000	6.00%, 02/15/2029(5)	196,165
205,000	8.14%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(5)	205,116
$ 16,000	Meta Platforms, Inc. 5.55%, 08/15/2064	15,541
		416,822
	Investment Company Security - 0.1%
25,000	Bain Capital Specialty Finance, Inc. 5.95%, 03/15/2030	24,794
49,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	49,281
		74,075
	Leisure Time - 0.1%
40,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	33,961
25,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	25,390
		59,351
	Lodging - 1.5%
	Fortune Star BVI Ltd.
EUR 120,000	3.95%, 10/02/2026(5)	117,392
$ 245,000	5.00%, 05/18/2026(5)	235,313
200,000	5.95%, 10/19/2025(5)	198,928
200,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(5)	184,352
400,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	364,486
		1,100,471
	Media - 0.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital
5,000	5.25%, 04/01/2053	4,034
14,000	6.83%, 10/23/2055	13,768
	Comcast Corp.
19,000	2.89%, 11/01/2051	11,438
28,000	5.10%, 06/01/2029	28,380
69,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(7)	67,260
70,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(9)	58,781
200,000	VTR Finance NV 6.38%, 07/15/2028(5)	186,599
		370,260
	Mining - 2.0%
	Glencore Funding LLC
20,000	2.50%, 09/01/2030(1)	17,443
The accompanying notes are an integral part of these financial statements.

44

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Mining - 2.0% - (continued)
$ 13,000	3.88%, 04/27/2051(1)	$9,300
200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	201,000
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(5)	168,500
	Vedanta Resources Finance II PLC
400,000	9.85%, 04/24/2033(1)	403,671
200,000	11.25%, 12/03/2031(1)	212,742
	WE Soda Investments Holding PLC
315,000	9.50%, 10/06/2028(1)	324,604
200,000	9.50%, 10/06/2028(5)	206,097
		1,543,357
	Oil & Gas - 1.9%
400,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	404,000
	Diamondback Energy, Inc.
14,000	4.25%, 03/15/2052	10,546
5,000	5.90%, 04/18/2064	4,695
541,000	Ecopetrol SA 7.75%, 02/01/2032	531,593
335,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	307,898
210,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(5)	204,750
		1,463,482
	Packaging & Containers - 0.4%
65,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	66,307
35,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	34,116
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(4)(5)	182,500
		282,923
	Pharmaceuticals - 0.9%
	CVS Health Corp.
384,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(7)	379,656
30,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(7)	30,302
EUR 100,000	Grifols SA 7.50%, 05/01/2030(5)	108,652
100,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	126,181
		644,791
	Pipelines - 0.7%
$ 250,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(5)	209,124
	Enbridge, Inc.
80,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(7)	77,885
10,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(7)	10,239
20,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(7)	22,147
20,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(7)	21,108
8,000	ONEOK, Inc. 5.85%, 11/01/2064	7,466
64,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(7)	65,822
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Pipelines - 0.7% - (continued)
	Transcanada Trust
$ 70,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(7)	$66,503
44,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(7)	43,358
		523,652
	Real Estate - 1.5%
GBP 100,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	111,564
$ 400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030(5)(10)	38,912
400,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(5)	388,202
EUR 100,000	Neinor Homes SA 5.88%, 02/15/2030(1)	108,415
	Peach Property Finance GmbH
200,000	4.38%, 11/15/2025(5)	203,088
100,000	4.38%, 11/15/2025(1)	101,544
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	182,146
		1,133,871
	Real Estate Investment Trusts - 1.2%
	Alexandrite Monnet U.K. Holdco PLC
EUR 255,000	10.50%, 05/15/2029(1)	290,512
100,000	10.50%, 05/15/2029(5)	113,926
	Hudson Pacific Properties LP
$ 155,000	4.65%, 04/01/2029	124,526
65,000	5.95%, 02/15/2028	58,558
	Trust Fibra Uno
200,000	6.39%, 01/15/2050(5)	156,725
200,000	7.38%, 02/13/2034(5)	196,387
		940,634
	Retail - 0.5%
36,000	AutoZone, Inc. 5.10%, 07/15/2029	36,188
8,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(11)	7,894
25,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	22,338
EUR 100,000	Goldstory SAS 6.75%, 02/01/2030(5)	108,647
$ 35,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	32,353
30,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	22,150
GBP 100,000	Punch Finance PLC 6.13%, 06/30/2026(5)	123,634
$ 35,000	Staples, Inc. 10.75%, 09/01/2029(1)	34,301
		387,505
	Semiconductors - 0.0%
16,000	Intel Corp. 3.25%, 11/15/2049	9,666
	Software - 0.3%
40,000	Open Text Corp. 6.90%, 12/01/2027(1)	41,365
	Rocket Software, Inc.
25,000	6.50%, 02/15/2029(1)	23,693
20,000	9.00%, 11/28/2028(1)	20,716
EUR 125,000	TeamSystem SpA 6.29%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	130,677
		216,451
	Telecommunications - 2.7%
$ 250,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	244,727
	Altice France SA
EUR 100,000	4.13%, 01/15/2029(5)	83,460
100,000	5.88%, 02/01/2027(5)	86,283
	AT&T, Inc.
$ 18,000	3.50%, 06/01/2041	13,808
The accompanying notes are an integral part of these financial statements.

45

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Telecommunications - 2.7% - (continued)
$ 9,000	3.85%, 06/01/2060	$6,254
EUR 300,000	Eolo SpA 4.88%, 10/21/2028(5)	278,339
	Eutelsat SA
125,000	9.75%, 04/13/2029(1)	116,098
100,000	9.75%, 04/13/2029(5)	92,879
100,000	Iliad Holding SASU 6.88%, 04/15/2031(5)	111,653
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(5)	210,509
	Level 3 Financing, Inc.
$ 45,000	3.88%, 10/15/2030(1)	35,083
65,000	4.00%, 04/15/2031(1)	50,700
200,000	Network i2i Ltd. 5.65%, 04/15/2025, (5.65% fixed rate until 04/15/2025; 5 yr. USD CMT + 4.27% thereafter)(5)(7)(8)	199,600
EUR 100,000	Odido Holding BV 3.75%, 01/15/2029(5)	102,402
$ 200,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(1)	201,744
200,000	VEON Holdings BV 3.38%, 11/25/2027(5)	176,572
		2,010,111
	Trucking & Leasing - 0.1%
37,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(1)	37,321
	Water - 0.3%
200,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	208,072
	Total Corporate Bonds (cost $23,047,274)	$22,809,085
FOREIGN GOVERNMENT OBLIGATIONS - 5.8%
	Benin - 0.2%
200,000	Benin Government International Bonds 7.96%, 02/13/2038(5)	$189,600
	Brazil - 0.2%
	Brazil Notas do Tesouro Nacional
BRL 610,000	10.00%, 01/01/2031	86,029
425,000	10.00%, 01/01/2035	55,922
		141,951
	Bulgaria - 0.0%
EUR 17,000	Bulgaria Government International Bonds 4.88%, 05/13/2036(5)	19,462
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 85,000,000	4.70%, 09/01/2030(5)	81,291
30,000,000	6.00%, 04/01/2033(5)	30,365
		111,656
	Colombia - 0.3%
$ 240,000	Colombia Government International Bonds 5.00%, 06/15/2045	162,467
COP 403,600,000	Colombia TES 7.00%, 06/30/2032	76,850
		239,317
	Czech Republic - 0.1%
CZK 1,730,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	69,001
	Ecuador - 0.2%
$ 290,000	Ecuador Government International Bonds 5.50%, 07/31/2035(4)(5)	189,901
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.8% - (continued)
	Gabon - 0.5%
	Gabon Government International Bonds
$ 200,000	6.63%, 02/06/2031(5)	$158,129
200,000	6.95%, 06/16/2025(5)	195,957
		354,086
	Hungary - 0.1%
HUF 29,880,000	Hungary Government Bonds 3.00%, 08/21/2030	64,795
	Indonesia - 0.3%
	Indonesia Treasury Bonds
IDR 1,541,000,000	7.00%, 09/15/2030	94,909
1,138,000,000	7.13%, 06/15/2038	69,623
856,000,000	8.38%, 09/15/2026	53,789
		218,321
	Israel - 0.2%
$ 200,000	Israel Government International Bonds 5.75%, 03/12/2054	185,570
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 100,000	4.88%, 01/30/2032(5)	92,520
200,000	5.88%, 10/17/2031(5)	197,427
		289,947
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 349,000	3.83%, 07/05/2034	78,404
140,000	3.90%, 11/16/2027	31,748
288,000	4.76%, 04/07/2037	69,728
		179,880
	Mexico - 0.4%
	Mexico Government International Bonds
EUR 100,000	2.13%, 10/25/2051	57,203
$ 12,000	5.75%, 10/12/2110	9,222
200,000	7.38%, 05/13/2055	201,538
		267,963
	North Macedonia - 0.3%
	North Macedonia Government International Bonds
EUR 100,000	3.68%, 06/03/2026(1)	103,390
100,000	3.68%, 06/03/2026(5)	103,390
		206,780
	Peru - 0.2%
	Peru Government Bonds
PEN 296,000	5.40%, 08/12/2034	72,417
262,000	6.95%, 08/12/2031	74,924
90,000	7.60%, 08/12/2039(5)	25,231
		172,572
	Philippines - 0.1%
	Philippines Government Bonds
PHP 1,630,000	6.25%, 03/22/2028	28,134
1,610,000	6.88%, 01/10/2029	28,432
		56,566
	Poland - 0.1%
PLN 299,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	71,453
	Romania - 0.8%
	Romania Government Bonds
RON 130,000	5.00%, 02/12/2029	24,346
300,000	7.10%, 07/31/2034	60,002
215,000	8.25%, 09/29/2032	46,427
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(5)	68,154
The accompanying notes are an integral part of these financial statements.

46

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.8% - (continued)
	Romania - 0.8% - (continued)
EUR 89,000	2.88%, 04/13/2042(5)	$58,733
115,000	5.38%, 03/22/2031(1)	118,836
245,000	5.63%, 05/30/2037(1)	239,635
		616,133
	South Africa - 0.4%
	Republic of South Africa Government Bonds
ZAR 1,130,000	8.00%, 01/31/2030	58,021
3,044,000	8.75%, 01/31/2044	131,012
1,787,000	8.88%, 02/28/2035	86,805
		275,838
	Supranational - 0.5%
INR 12,560,000	Asian Development Bank 6.20%, 10/06/2026	143,688
BRL 515,000	European Investment Bank 9.25%, 01/28/2027(5)	82,186
	International Bank for Reconstruction & Development
MXN 2,160,000	5.65%, 06/03/2027	95,653
900,000	7.25%, 01/21/2027	41,940
		363,467
	Thailand - 0.1%
	Thailand Government Bonds
THB 2,802,000	1.60%, 06/17/2035	77,497
661,000	3.78%, 06/25/2032	21,649
		99,146
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 856,724	4.38%, 12/15/2028(12)	20,545
651,000	8.50%, 03/15/2028(5)	14,593
934,000	9.75%, 07/20/2033	21,503
		56,641
	Total Foreign Government Obligations (cost $4,785,019)	$4,440,046
MUNICIPAL BONDS - 0.2%
	Higher Education - 0.2%
$ 125,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	$127,099
	Total Municipal Bonds (cost $125,000)	$127,099
SENIOR FLOATING RATE INTERESTS - 14.3%(13)
	Aerospace/Defense - 0.3%
	Air Comm Corp. LLC
92,308	7.40%, 11/21/2031, 3 mo. USD Term SOFR + 3.00%	$92,538
7,692	7.40%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(14)	7,712
100,000	Goat Holdco LLC 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	100,200
		200,450
	Airlines - 0.2%
149,625	AS Mileage Plan IP Ltd. 6.29%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	150,373
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(13) - (continued)
	Auto Parts & Equipment - 0.3%
$ 130,000	Clarios Global LP 7.09%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	$130,162
99,764	First Brands Group LLC 9.55%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	97,894
		228,056
	Commercial Services - 2.5%
184,537	Belron Finance 2019 LLC 7.27%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	185,968
EUR 300,000	Boels Topholding BV 5.79%, 05/23/2031, 3 mo. EURIBOR + 2.75%	312,978
$ 140,000	Corp. Service Co. 6.31%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	140,146
205,000	First Advantage Holdings LLC 7.56%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	206,730
100,000	PG Investment Co. 59 SARL 7.33%, 03/26/2031, 3 mo. USD Term SOFR + 3.00%	100,607
200,000	Ryan LLC 7.81%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	200,500
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 6.78%, 07/15/2029, 1 mo. EURIBOR + 3.75%	261,470
$ 291,449	Trans Union LLC 6.06%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	291,420
EUR 200,000	Verisure Holding AB 5.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	208,879
		1,908,698
	Construction Materials - 0.4%
	Emerald Borrower LP
$ 99,750	6.83%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	100,070
80,036	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	80,245
100,000	Quikrete Holdings, Inc. 6.56%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	99,750
		280,065
	Distribution/Wholesale - 0.5%
193,202	American Builders & Contractors Supply Co., Inc. 6.06%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	194,058
99,750	Core & Main LP 6.31%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	100,124
100,000	Gloves Buyer, Inc. 8.31%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	99,792
		393,974
	Electric - 0.2%
124,685	Vistra Operations Co. LLC 6.06%, 12/20/2030, 1 mo. USD Term SOFR + 1.75%	124,747
	Electronics - 0.2%
175,000	LSF12 Crown U.S. Commercial Bidco LLC 8.59%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	174,927
	Entertainment - 0.4%
100,000	Endeavor Group Holdings, Inc. 7.31%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	100,125
The accompanying notes are an integral part of these financial statements.

47

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(13) - (continued)
	Entertainment - 0.4% - (continued)
$ 110,135	Great Canadian Gaming Corp. 9.09%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	$110,342
125,000	UFC Holdings LLC 6.77%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	125,651
		336,118
	Environmental Control - 0.5%
391,959	Clean Harbors, Inc. 6.06%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	395,146
	Food - 0.3%
194,756	U.S. Foods, Inc. 6.06%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	196,378
	Food Service - 0.1%
100,000	Golden State Foods LLC 8.58%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	101,100
	Hand/Machine Tools - 0.1%
99,750	Madison Safety & Flow LLC 7.56%, 09/26/2031, 1 mo. USD Term SOFR + 3.25%	100,467
	Healthcare - Products - 0.8%
10,882	Avantor Funding, Inc. 6.41%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	10,939
98,750	Bausch & Lomb Corp. 8.33%, 09/29/2028, 3 mo. USD Term SOFR + 4.00%	99,553
	Hanger, Inc.
13,118	3.50%, 10/23/2031, 3 mo. USD Term SOFR + 3.50%(14)	13,242
101,882	7.81%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	102,846
99,485	Insulet Corp. 6.81%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	100,064
277,841	Medline Borrower LP 6.56%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	279,038
		605,682
	Healthcare - Services - 0.2%
150,000	Star Parent, Inc. 8.33%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	147,980
	Home Builders - 0.2%
111,863	Installed Building Products, Inc. 6.06%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	112,367
	Home Furnishings - 0.2%
175,000	Tempur Sealy International, Inc. 6.84%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	175,511
	Insurance - 0.7%
100,000	AmWINS Group, Inc. 6.56%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	100,175
196,993	Asurion LLC 8.66%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	197,146
230,854	HUB International Ltd. 7.29%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	231,639
		528,960
	Internet - 0.7%
140,591	Go Daddy Operating Co. LLC 6.06%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	140,727
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(13) - (continued)
	Internet - 0.7% - (continued)
$ 110,000	MH Sub I LLC 8.56%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	$108,591
169,780	Proofpoint, Inc. 7.31%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	170,708
105,000	Speedster Bidco GmbH 7.90%, 12/10/2031, 3 mo. USD Term SOFR + 3.50%	105,569
		525,595
	Investment Company Security - 0.1%
100,000	Dragon Buyer, Inc. 7.58%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	100,429
	IT Services - 0.9%
151,907	McAfee LLC 7.34%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	152,249
EUR 100,000	Nielsen Consumer, Inc. 6.23%, 03/06/2028, 1 mo. EURIBOR + 3.50%	104,215
$ 250,000	Sandisk Corp. 7.31%, 12/13/2031, 1 mo. USD Term SOFR + 3.00%	246,407
167,838	Surf Holdings LLC 7.93%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	169,097
		671,968
	Leisure Time - 0.3%
192,273	Hayward Industries, Inc. 6.93%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	192,903
	Machinery - Construction & Mining - 0.1%
100,000	Terex Corp. 6.31%, 10/08/2031, 1 mo. USD Term SOFR + 2.00%	100,482
	Media - 0.1%
100,100	NEP Group, Inc. 7.68%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(11)	90,028
	Miscellaneous Manufacturing - 0.1%
100,000	John Bean Technologies Corp. 6.66%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	100,750
	Packaging & Containers - 1.0%
360,267	Clydesdale Acquisition Holdings, Inc. 7.49%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	361,099
293,050	Proampac PG Borrower LLC 8.39%, 09/15/2028, 3 mo. USD Term SOFR + 4.00%	293,293
104,729	TricorBraun Holdings, Inc. 7.68%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	104,864
		759,256
	Pharmaceuticals - 0.6%
EUR 159,911	Grifols SA 4.98%, 11/15/2027, 1 mo. EURIBOR + 2.25%	164,020
290,000	IVC Acquisition Ltd. 7.60%, 12/12/2028, 3 mo. EURIBOR + 4.75%	301,635
		465,655
	Pipelines - 0.1%
$ 100,000	EPIC Crude Services LP 7.30%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	100,804
	Retail - 1.2%
170,000	Flynn Restaurant Group LP 8.07%, 01/17/2032, 1 mo. USD Term SOFR + 3.75%	169,716
The accompanying notes are an integral part of these financial statements.

48

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 14.3%(13) - (continued)
	Retail - 1.2% - (continued)
$ 160,000	Great Outdoors Group LLC 7.55%, 01/16/2032, 3 mo. USD Term SOFR + 3.25%	$160,933
200,000	IRB Holding Corp. 6.81%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	200,600
241,904	LBM Acquisition LLC 8.15%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	238,670
124,680	Specialty Building Products Holdings LLC 8.16%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	124,108
		894,027
	Semiconductors - 0.2%
126,698	MKS Instruments, Inc. 6.30%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	127,221
	Software - 0.5%
150,000	BCPE Pequod Buyer, Inc. 7.79%, 11/25/2031, 3 mo. USD Term SOFR + 3.50%	151,595
193,024	Zelis Payments Buyer, Inc. 7.06%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	193,487
		345,082
	Transportation - 0.3%
185,288	First Student Bidco, Inc. 6.89%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	185,624
	Total Senior Floating Rate Interests (cost $10,834,416)	$10,820,823
U.S. GOVERNMENT AGENCIES - 6.3%
	Mortgage-Backed Agencies - 6.3%
	Federal Home Loan Mortgage Corp. - 2.7%
295,950	5.00%, 09/01/2052	$286,711
866,536	5.50%, 08/01/2054	859,986
55,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	56,862
15,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	15,574
250,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	269,453
260,000	12.07%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	316,133
255,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	277,234
		2,081,953
	Federal National Mortgage Association - 2.5%
288,594	5.00%, 09/01/2052	279,585
1,537,225	6.00%, 09/01/2053	1,579,072
		1,858,657
	Uniform Mortgage-Backed Security - 1.1%
820,000	5.50%, 02/01/2055(15)	809,794
	Total U.S. Government Agencies (cost $4,785,280)	$4,750,404
U.S. GOVERNMENT SECURITIES - 17.4%
	U.S. Treasury Securities - 17.4%
	U.S. Treasury Bonds - 6.2%
390,000	2.25%, 08/15/2046	$252,875
1,690,000	2.50%, 05/15/2046(16)	1,155,472
1,925,000	3.38%, 11/15/2048	1,508,944
470,000	3.63%, 08/15/2043	399,445
525,000	3.63%, 05/15/2053	427,055
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 17.4% - (continued)
	U.S. Treasury Securities - 17.4% - (continued)
	U.S. Treasury Bonds - 6.2% - (continued)
$ 350,000	3.88%, 02/15/2043	$309,805
205,000	4.13%, 08/15/2044	185,973
290,000	4.25%, 08/15/2054	264,398
169,000	4.50%, 11/15/2054	160,973
		4,664,940
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
631,993	0.25%, 02/15/2050(12)	375,237
102,919	0.63%, 02/15/2043(12)	76,885
740,012	0.75%, 02/15/2042(12)	578,378
368,445	0.75%, 02/15/2045(12)	272,331
133,153	1.00%, 02/15/2046(12)	102,252
412,888	1.38%, 02/15/2044(12)	350,312
		1,755,395
	U.S. Treasury Inflation-Indexed Notes - 1.1%
882,687	1.75%, 01/15/2034(12)	857,989
	U.S. Treasury Notes - 7.8%
11,700	3.50%, 09/30/2029	11,293
1,280,000	3.50%, 02/15/2033(16)(17)	1,194,800
3,728,300	3.88%, 08/15/2034	3,536,642
1,100,000	4.13%, 10/31/2029	1,090,246
9,400	4.13%, 11/30/2029	9,318
81,100	4.25%, 11/15/2034	79,212
		5,921,511
	Total U.S. Government Securities (cost $13,998,356)	$13,199,835
COMMON STOCKS - 0.1%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$5,181
	Financial Services - 0.0%
33,932	Unifin Financiera SAB de CV*(18)(19)	2,120
250,000	Unifin Financiera SAB de CV*(9)(18)(19)	25,000
		27,120
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	4,209
	Real Estate Management & Development - 0.1%
490	Zillow Group, Inc. Class C*	40,288
	Total Common Stocks (cost $65,514)	$76,798
PREFERRED STOCKS - 1.0%
	Banks - 0.1%
19	Bank of America Corp. Series L, 7.25%(20)	$23,256
1,225	JP Morgan Chase & Co. Series MM, 4.20%(20)	22,552
		45,808
	Capital Goods - 0.1%
1,382	Boeing Co. (Preference Shares), 6.00%	82,906
	Equity Real Estate Investment Trusts (REITs) - 0.0%
1,150	Public Storage Series K, REIT, 4.75%(20)	22,966
	Financial Services - 0.4%
127	Apollo Global Management, Inc. (Preference Shares), 6.75%	11,313
1,805	Ares Management Corp. Series B, 6.75%	109,546
1,250	Capital One Financial Corp. Series J, 4.80%(20)	23,875
1,775	Corebridge Financial, Inc. (Preference Shares), 6.38%*	43,736
1,175	Morgan Stanley Series O, 4.25%(20)	21,667
The accompanying notes are an integral part of these financial statements.

49

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.0% - (continued)
	Financial Services - 0.4% - (continued)
1,700	Morgan Stanley Series Q, 6.63%(20)		$44,200
685	State Street Corp. Series G, 5.35%(20)		16,317
1,725	Synchrony Financial Series B, 8.25%(20)		44,867
			315,521
	Insurance - 0.1%
1,018	American National Group, Inc. Series B, 6.63%(20)		25,684
1,169	Enstar Group Ltd. Series D, 7.00%(20)		23,649
1,125	MetLife, Inc. Series F, 4.75%(20)		23,603
561	Prudential Financial, Inc. (Preference Shares), 4.13%		10,468
			83,404
	Telecommunication Services - 0.1%
525	AT&T, Inc. Series A, 5.00%(20)		10,731
450	U.S. Cellular Corp. (Preference Shares), 6.25%		10,759
1,475	U.S. Cellular Corp. (Preference Shares), 5.50%		32,671
1,275	U.S. Cellular Corp. (Preference Shares), 5.50%		28,369
			82,530
	Utilities - 0.2%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%		43,512
1,000	NextEra Energy, Inc. (Preference Shares), 7.30%		48,760
2,525	Southern Co. (Preference Shares), 6.50%*		66,635
			158,907
	Total Preferred Stocks (cost $772,977)		$792,042
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(18)(19)		$2,115
	Total Warrants (cost $—)		$2,115
	Total Long-Term Investments (cost $77,093,004)		$76,082,720
	Total Investments (cost $77,093,004)	100.3%	$76,082,720
	Other Assets and Liabilities	(0.3)%	(210,575)
	Net Assets	100.0%	$75,872,145
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$23,662,086, representing 31.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $12,906,136, representing 17.0% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2025.

(14)
This security, or a portion of this security, has unfunded loan commitments. As of
January 31, 2025, the aggregate value of the unfunded commitment was $20,954, which represents to 0.0% of total net assets.

(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $998,825.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $448,050.
The accompanying notes are an integral part of these financial statements.

50

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

(18)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $29,235 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$—	$2,115
08/2024	Unifin Financiera SAB de CV	250,000	7,500	25,000
08/2024	Unifin Financiera SAB de CV	33,932	7,500	2,120
			$15,000	$29,235

(19)	Investment valued using significant unobservable inputs.
(20)	Perpetual security with no stated maturity date.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	46	03/17/2025	$3,222,615	$(61,118)
U.S. Treasury 5-Year Note Future	17	03/31/2025	1,808,641	5,575
U.S. Treasury 10-Year Note Future	18	03/20/2025	1,959,187	(40,739)
U.S. Treasury 10-Year Ultra Future	5	03/20/2025	556,875	(2,087)
U.S. Treasury Ultra Bond Future	21	03/20/2025	2,487,844	(27,592)
Total				$(125,961)
Short position contracts:
Canadian 10-Year Bond Future	(40)	03/20/2025	$(3,422,889)	$(81,536)
Euro BUXL 30-Year Bond Future	(1)	03/06/2025	(134,019)	12,370
Euro-BOBL Future	(18)	03/06/2025	(2,197,338)	35,435
Euro-BUND Future	(6)	03/06/2025	(826,567)	27,294
Euro-Schatz Future	(2)	03/06/2025	(222,079)	1,293
U.S. Treasury 2-Year Note Future	(34)	03/31/2025	(6,991,250)	(12,110)
Total				$(17,254)
Total futures contracts				$(143,215)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S42.V1	USD	1,840,000	5.00%	06/20/2029	Quarterly	$74,218	$—	$165,596	$91,378
CDX.NA.HY.S43.V1	USD	3,240,000	5.00%	12/20/2029	Quarterly	259,976	—	283,070	23,094
ITRAXX-XOVER S41.V2	EUR	1,904,273	5.00%	06/20/2029	Quarterly	155,852	—	207,692	51,840
ITRAXX-XOVER S42.V2	EUR	675,869	5.00%	12/20/2029	Quarterly	57,408	—	66,705	9,297
Total centrally cleared credit default swap contracts						$547,454	$—	$723,063	$175,609

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	1,375,000	03/19/2045	Annual	$—	$(2,665)	$(1,143)	$1,522
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	847	—	54,704	53,857
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,071	—	40,115	38,044
The accompanying notes are an integral part of these financial statements.

51

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	$—	$(1,238)	$17,592	$18,830
3.59% Fixed	12 Mo. USD SOFR	USD	350,000	09/20/2053	Annual	1,457	—	26,963	25,506
3.75% Fixed	12 Mo. USD SOFR	USD	215,000	12/18/2054	Annual	316	—	9,486	9,170
BZDIOVRA	14.53% Fixed	BRL	250,033	01/02/2031	At Maturity	—	—	(165)	(165)
Total centrally cleared interest rate swaps contracts						$4,691	$(3,903)	$147,552	$146,764

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
42,990,000	CLP	43,967	USD	BCLY	03/19/2025	$(206)
102,000	CNH	14,058	USD	SCB	03/19/2025	(39)
172,217,000	COP	39,021	USD	CBK	03/19/2025	1,822
6,047	EUR	6,300	USD	JPM	02/28/2025	(6)
336,000	EUR	347,650	USD	UBS	03/19/2025	2,426
214,000	EUR	221,570	USD	WEST	03/19/2025	1,396
21,000	EUR	21,898	USD	CAG	03/19/2025	(18)
89,000	GBP	113,349	USD	SSG	03/19/2025	(2,779)
16,980,000	HUF	43,261	USD	DEUT	03/19/2025	(69)
3,000,000	INR	34,782	USD	GSC	03/19/2025	(270)
1,430,000	MXN	69,936	USD	UBS	03/19/2025	(1,193)
3,560,000	PHP	60,819	USD	JPM	03/19/2025	74
1,730,000	TRY	44,899	USD	CBK	03/19/2025	1,374
361,949	USD	580,000	AUD	SCB	02/07/2025	171
129,039	USD	185,000	CAD	BOA	02/07/2025	1,264
127,595	USD	115,000	CHF	BOA	02/07/2025	851
31,063	USD	30,520,000	CLP	BCLY	03/19/2025	(5)
17,590	USD	17,700,000	CLP	MSC	03/19/2025	(428)
70,648	USD	1,686,000	CZK	BCLY	03/19/2025	1,006
364,093	USD	350,000	EUR	RBS	02/07/2025	138
3,041,752	USD	2,910,800	EUR	DEUT	02/28/2025	11,998
3,228,499	USD	3,091,383	EUR	JPM	02/28/2025	10,782
104,335	USD	100,000	EUR	BCLY	02/28/2025	248
11,448	USD	11,000	EUR	GSC	02/28/2025	(2)
64,358	USD	62,000	EUR	CBA	02/28/2025	(176)
3,190,049	USD	3,020,000	EUR	DEUT	03/19/2025	43,526
33,770	USD	32,000	EUR	SCB	03/19/2025	429
120,219	USD	115,000	EUR	BNP	03/19/2025	401
362,795	USD	290,000	GBP	SSG	02/07/2025	2,467
3,727	USD	3,000	GBP	GSC	02/28/2025	—
542,876	USD	439,520	GBP	JPM	02/28/2025	(3,203)
106,877	USD	84,000	GBP	BCLY	03/19/2025	2,519
6,363	USD	5,000	GBP	JPM	03/19/2025	151
22,966	USD	368,000,000	IDR	BCLY	03/19/2025	429
54,565	USD	4,660,000	INR	GSC	03/19/2025	958
294,980	USD	46,300,000	JPY	SSG	02/07/2025	(4,293)
148,408	USD	655,000	MYR	HSBC	03/19/2025	1,224
309,786	USD	3,500,000	NOK	RBS	02/07/2025	174
16,041	USD	60,000	PEN	CBK	03/19/2025	(67)
17,260	USD	65,000	PEN	MSC	03/19/2025	(191)
127,770	USD	1,410,000	SEK	RBS	02/07/2025	224
68,991	USD	2,325,000	THB	BCLY	03/19/2025	(249)
29,332	USD	1,000,000	THB	CBK	03/19/2025	(449)
25,760	USD	464,000	ZAR	UBS	03/19/2025	1,008
Total foreign currency contracts						$73,417

The accompanying notes are an integral part of these financial statements.

52

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Foreign Cross Currency Contracts Outstanding at January 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	231,657	CBA	02/28/2025	GBP	234,251	$(2,594)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$14,116,161	$—	$14,116,161	$—
Convertible Bonds	4,948,312	—	4,948,312	—
Corporate Bonds	22,809,085	—	22,809,085	—
Foreign Government Obligations	4,440,046	—	4,440,046	—
Municipal Bonds	127,099	—	127,099	—
Senior Floating Rate Interests	10,820,823	—	10,820,823	—
U.S. Government Agencies	4,750,404	—	4,750,404	—
U.S. Government Securities	13,199,835	—	13,199,835	—
Common Stocks	76,798	49,678	—	27,120
Preferred Stocks	792,042	792,042	—	—
Warrants	2,115	—	—	2,115
Foreign Currency Contracts(2)	87,060	—	87,060	—
Futures Contracts(2)	81,967	81,967	—	—
Swaps - Credit Default(2)	175,609	—	175,609	—
Swaps - Interest Rate(2)	146,929	—	146,929	—
Total	$76,574,285	$923,687	$75,621,363	$29,235
Liabilities
Foreign Currency Contracts(2)	$(16,237)	$—	$(16,237)	$—
Futures Contracts(2)	(225,182)	(225,182)	—	—
Swaps - Interest Rate(2)	(165)	—	(165)	—
Total	$(241,584)	$(225,182)	$(16,402)	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended January 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

53

Hartford Total Return Bond ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.3%
	Asset-Backed - Automobile - 1.3%
$ 662,182	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$663,314
674,906	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	677,034
	Avis Budget Rental Car Funding AESOP LLC
1,535,000	5.36%, 06/20/2030(1)	1,556,665
540,000	5.58%, 12/20/2030(1)	541,204
1,065,000	5.90%, 08/21/2028(1)	1,089,784
1,565,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	1,575,584
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	961,819
389,085	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	389,940
1,250,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,266,181
500,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	505,236
272,563	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	273,324
	Flagship Credit Auto Trust
310,000	5.05%, 01/18/2028(1)	310,424
958,000	5.64%, 07/16/2029(1)	966,861
650,000	GLS Auto Select Receivables Trust 4.50%, 11/15/2030(1)	641,593
455,000	GM Financial Consumer Automobile Receivables Trust 5.16%, 08/16/2029	459,425
2,705,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	2,748,432
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,657,759
1,830,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	1,848,384
	Prestige Auto Receivables Trust
1,440,000	5.71%, 05/15/2028(1)	1,450,469
440,148	6.55%, 07/17/2028(1)	440,463
	Santander Bank Auto Credit-Linked Notes
1,020,000	4.97%, 01/18/2033(1)	1,018,794
205,579	5.64%, 12/15/2033(1)	207,294
	Santander Drive Auto Receivables Trust
540,768	4.98%, 02/15/2028	541,191
450,000	5.98%, 04/16/2029	458,882
935,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	941,800
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	364,460
625,000	5.71%, 01/22/2030(1)	638,071
489,177	Tricolor Auto Securitization Trust 6.61%, 10/15/2027(1)	493,124
1,634,340	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	1,661,452
		26,348,963
	Asset-Backed - Manufactured Housing - 0.0%
370,877	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	322,547
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
463,206	0.97%, 12/16/2069(1)	408,313
885,539	1.11%, 02/18/2070(1)	775,779
1,112,210	5.51%, 10/15/2071(1)	1,116,238
		2,300,330
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.3% - (continued)
	Commercial Mortgage-Backed Securities - 3.8%
$ 1,549,000	280 Park Avenue Mortgage Trust 6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	$1,487,954
810,000	ARZ Trust 6.07%, 06/11/2029(1)	821,958
1,730,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	1,608,900
	BBCMS Mortgage Trust
10,314,000	1.01%, 05/15/2057(3)(4)	775,122
7,342,492	1.11%, 09/15/2057(3)(4)	584,946
6,341,266	1.62%, 02/15/2057(3)(4)	644,553
530,000	3.66%, 04/15/2055(4)	476,386
7,600,000	BBCMS Trust 1.13%, 02/15/2063(3)(4)	659,997
	Benchmark Mortgage Trust
12,504,533	0.46%, 01/15/2055(1)(3)(4)	203,207
17,923,379	0.47%, 07/15/2051(3)(4)	219,472
7,445,871	0.53%, 01/15/2051(3)(4)	94,583
12,443,068	0.57%, 07/15/2056(3)(4)	475,430
4,231,790	1.17%, 12/15/2056(3)(4)	259,585
7,376,916	1.22%, 03/15/2062(3)(4)	311,149
3,621,148	1.50%, 01/15/2054(3)(4)	252,906
1,791,449	1.78%, 07/15/2053(3)(4)	92,323
2,200,000	3.88%, 02/15/2051(4)	2,119,625
9,758,225	BMO Mortgage Trust 0.86%, 07/15/2057(3)(4)	647,723
3,230,000	BOCA Commercial Mortgage Trust 6.65%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	3,238,075
	BPR Trust
870,000	5.85%, 11/05/2041(1)(4)	879,997
1,180,000	7.54%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	1,179,631
3,055,000	7.62%, 10/05/2038(1)(4)	3,174,597
	BX Trust
580,000	6.37%, 05/15/2035, 1 mo. USD Term SOFR + 2.07%(1)(2)	579,637
1,404,961	6.76%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	1,411,985
273,000	7.35%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	273,512
785,000	CAMB Commercial Mortgage Trust 7.15%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	788,860
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,448,606
766,000	Citigroup Commercial Mortgage Trust 4.01%, 11/15/2049(4)	632,115
	Commercial Mortgage Trust
389,000	2.82%, 01/10/2039(1)	360,205
700,000	3.18%, 02/10/2035(1)	696,500
395,000	3.90%, 01/10/2039(1)(4)	348,125
1,206,000	6.51%, 12/10/2041(1)(4)	1,224,798
2,240,000	7.00%, 08/10/2044(1)(4)	2,356,987
6,641,756	CSAIL Commercial Mortgage Trust 0.63%, 06/15/2057(3)(4)	4,962
	DBJPM Mortgage Trust
3,872,711	1.70%, 09/15/2053(3)(4)	171,371
2,660,000	2.89%, 08/10/2049	2,578,686
	DC Trust
645,000	5.73%, 04/13/2040(1)(4)	649,929
320,000	7.04%, 04/13/2040(1)(4)	325,959
4,350,000	FS Commercial Mortgage Trust 7.54%, 11/10/2039(1)(4)	4,500,629
350,000	FS Trust 6.40%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	351,969
The accompanying notes are an integral part of these financial statements.

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.3% - (continued)
	Commercial Mortgage-Backed Securities - 3.8% - (continued)
$ 3,290,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(4)	$3,281,162
	GS Mortgage Securities Trust
6,183,328	0.65%, 02/13/2053(3)(4)	157,583
2,000,000	3.05%, 05/10/2049	1,958,598
2,440,000	3.43%, 08/10/2050	2,331,605
750,000	HIH Trust 6.65%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	752,812
	HTL Commercial Mortgage Trust
910,000	6.56%, 05/10/2039(1)(4)	926,723
500,000	7.09%, 05/10/2039(1)(4)	508,948
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	2.81%, 01/16/2037(1)	369,972
300,000	5.80%, 10/05/2039(1)(4)	303,224
1,663	JPMBB Commercial Mortgage Securities Trust 3.93%, 09/15/2047	1,638
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	1,998,813
915,000	LEX Mortgage Trust 4.87%, 10/13/2033(1)(4)	905,720
1,300,000	MF1 Ltd. 6.05%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,287,103
	Morgan Stanley Capital I Trust
3,590,638	1.30%, 06/15/2050(3)(4)	68,656
2,460,000	3.91%, 09/09/2032(1)	2,195,550
1,350,000	5.87%, 12/15/2038, 1 mo. USD Term SOFR + 1.56%(1)(2)	1,282,547
1,975,219	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	120,573
1,450,000	NJ Trust 6.48%, 01/06/2029(1)(4)	1,501,471
745,000	NY Commercial Mortgage Trust 5.93%, 02/10/2035(1)(4)	759,943
1,025,000	ROCK Trust 5.93%, 11/13/2041(1)	1,040,150
5,550,000	SHR Trust 6.76%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	5,591,625
2,680,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(4)	2,801,931
13,184,845	Wells Fargo Commercial Mortgage Trust 1.00%, 08/15/2057(3)(4)	987,447
	Wells Fargo NA
11,255,485	0.42%, 02/15/2055(3)(4)	274,524
5,634,760	0.58%, 11/15/2062(3)(4)	136,420
13,883,074	0.63%, 11/15/2062(3)(4)	374,873
15,140,601	0.69%, 02/15/2061(3)(4)	264,474
5,700,063	0.71%, 11/15/2050(3)(4)	91,503
3,459,006	0.75%, 11/15/2054(3)(4)	60,541
9,833,778	0.82%, 06/15/2057(3)(4)	581,988
10,424,943	0.87%, 01/15/2063(3)(4)	354,059
3,407,138	0.88%, 05/15/2062(3)(4)	105,022
8,963,307	1.00%, 02/15/2056(3)(4)	515,384
2,540,548	1.00%, 12/15/2056(3)(4)	83,816
12,405,544	1.15%, 10/15/2057(3)(4)	1,052,041
7,092,826	1.76%, 03/15/2063(3)(4)	550,347
1,790,000	3.44%, 09/15/2060	1,722,370
		76,214,110
	Other Asset-Backed Securities - 6.6%
101,264	AASET Trust 3.35%, 01/16/2040(1)	97,224
	Affirm Asset Securitization Trust
3,400,000	4.62%, 09/15/2029(1)	3,385,650
1,095,000	5.33%, 12/17/2029(1)	1,098,405
1,035,000	5.61%, 02/15/2029(1)	1,042,695
1,970,000	AGL Core CLO 36 Ltd. 5.53%, 01/23/2038, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,976,184
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.3% - (continued)
	Other Asset-Backed Securities - 6.6% - (continued)
	Aligned Data Centers Issuer LLC
$ 970,000	1.94%, 08/15/2046(1)	$924,883
1,420,000	6.00%, 08/17/2048(1)	1,437,991
	AMSR Trust
3,625,000	2.12%, 12/17/2038(1)	3,448,630
1,405,000	4.15%, 11/17/2041(1)	1,350,295
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	509,554
2,340,000	Apidos CLO XL Ltd. 5.65%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,356,495
2,795,000	Ares XLIII CLO Ltd. 6.00%, 01/15/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,817,131
1,260,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	1,278,341
2,085,000	Barings CLO Ltd. 6.39%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,104,682
1,300,000	Benefit Street Partners CLO XXXI Ltd. 6.65%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,306,491
10,070	BHG Securitization Trust 0.90%, 10/17/2034(1)	10,050
400,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	399,622
3,730,000	CBAM Ltd. 6.41%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(2)	3,735,028
	CF Hippolyta Issuer LLC
254,461	1.53%, 03/15/2061(1)	242,220
597,632	1.69%, 07/15/2060(1)	586,257
193,202	1.98%, 03/15/2061(1)	180,781
830,563	1.99%, 07/15/2060(1)	754,307
384,012	5.97%, 08/15/2062(1)	384,259
324,369	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	323,063
1,120,723	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	1,132,470
760,000	DLLAA LLC 5.64%, 02/22/2028(1)	771,014
	Domino's Pizza Master Issuer LLC
4,554,218	2.66%, 04/25/2051(1)	4,160,122
3,628,398	3.15%, 04/25/2051(1)	3,184,982
667,200	3.67%, 10/25/2049(1)	620,771
47,375	4.12%, 07/25/2048(1)	47,092
2,070,000	Elmwood CLO 19 Ltd. 6.70%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	2,087,096
1,215,000	Elmwood CLO 23 Ltd. 6.56%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,219,410
	FirstKey Homes Trust
1,946,604	1.38%, 09/17/2038(1)	1,847,271
1,517,072	2.14%, 12/17/2038(1)	1,447,909
668,338	4.15%, 05/19/2039(1)	659,418
2,481,773	4.25%, 07/17/2039(1)	2,441,076
950,000	GoldenTree Loan Management U.S. CLO 15 Ltd. 6.69%, 10/20/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	958,168
1,160,000	Golub Capital Partners CLO 68B Ltd. 7.10%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,171,392
450,000	GreatAmerica Leasing Receivables Funding LLC 5.18%, 12/16/2030(1)	453,311
780,000	Invesco U.S. CLO Ltd. 6.59%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	783,433
1,455,000	Madison Park Funding LXVII Ltd. 5.81%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	1,467,148
1,570,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	1,451,921
The accompanying notes are an integral part of these financial statements.

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.3% - (continued)
	Other Asset-Backed Securities - 6.6% - (continued)
$ 82,575	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	$81,344
4,565,000	OCP CLO Ltd. 5.64%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	4,601,972
1,695,000	Octagon 61 Ltd. 6.64%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,698,766
4,680,000	Octagon Investment Partners 48 Ltd. 5.66%, 01/15/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	4,708,810
	Progress Residential Trust
1,690,607	1.51%, 10/17/2038(1)	1,611,479
616,436	3.20%, 04/17/2039(1)	594,665
2,710,000	3.40%, 02/17/2042(1)	2,506,558
1,730,780	4.44%, 05/17/2041(1)	1,693,054
437,048	4.45%, 06/17/2039(1)	432,225
744,142	4.75%, 10/27/2039(1)	741,124
2,610,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,586,928
2,010,000	RR 1 LLC 5.71%, 07/15/2035, 3 mo. USD Term SOFR + 1.41%(1)(2)	2,014,116
2,950,000	RR 23 Ltd. 6.95%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	2,968,620
1,185,000	RR 26 Ltd. 6.55%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,187,256
142,428	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	133,904
	SCF Equipment Leasing LLC
955,000	5.56%, 04/20/2032(1)	971,372
1,007,524	6.56%, 01/22/2030(1)	1,016,199
89,828	Sound Point CLO II Ltd. 5.63%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	89,849
2,270,000	Sound Point CLO XXIX Ltd. 5.63%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	2,275,875
	Stack Infrastructure Issuer LLC
310,000	1.89%, 08/25/2045(1)	304,510
1,480,000	5.90%, 07/25/2048(1)	1,499,234
855,000	5.90%, 03/25/2049(1)	867,679
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	477,298
817,833	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	830,210
2,590,000	Symphony CLO XXV Ltd. 5.53%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	2,591,285
	Taco Bell Funding LLC
1,675,163	2.54%, 08/25/2051(1)	1,395,569
3,062,288	4.94%, 11/25/2048(1)	3,033,899
1,445,000	Texas Debt Capital CLO Ltd. 6.59%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,450,114
	Tricon Residential Trust
2,100,000	4.30%, 11/17/2041(1)	2,034,973
639,602	4.75%, 06/17/2040(1)	634,014
	Vantage Data Centers Issuer LLC
1,115,000	1.65%, 09/15/2045(1)	1,091,732
3,795,000	5.10%, 09/15/2054(1)	3,736,781
1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	1,740,987
1,865,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	1,872,570
2,270,000	Venture 42 CLO Ltd. 5.69%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,271,709
	Wendy's Funding LLC
2,083,415	2.37%, 06/15/2051(1)	1,866,476
3,207,646	2.78%, 06/15/2051(1)	2,753,296
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.3% - (continued)
	Other Asset-Backed Securities - 6.6% - (continued)
$ 1,057,236	3.88%, 03/15/2048(1)	$1,018,437
2,642,250	4.24%, 03/15/2052(1)	2,537,198
748,115	4.54%, 03/15/2052(1)	701,613
	Wingstop Funding LLC
2,255,650	2.84%, 12/05/2050(1)	2,107,160
960,000	5.86%, 12/05/2054(1)	967,520
2,660,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	2,660,000
		130,012,622
	Whole Loan Collateral CMO - 5.5%
269,571	Ajax Mortgage Loan Trust 5.12%, 01/25/2061(1)(5)	269,602
	Angel Oak Mortgage Trust
407,856	0.91%, 01/25/2066(1)(4)	346,974
1,020,786	0.95%, 07/25/2066(1)(4)	863,107
207,753	0.99%, 04/25/2053(1)(4)	196,078
386,516	0.99%, 04/25/2066(1)(4)	327,264
2,475,843	1.07%, 05/25/2066(1)(4)	2,102,710
418,922	1.24%, 01/20/2065(1)(4)	345,792
1,955,421	1.46%, 09/25/2066(1)(4)	1,618,386
748,864	1.82%, 11/25/2066(1)(4)	655,399
4,478,965	2.88%, 12/25/2066(1)(5)	4,080,107
492,271	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	435,633
	BRAVO Residential Funding Trust
225,577	0.94%, 02/25/2049(1)(4)	202,064
172,912	0.97%, 03/25/2060(1)(4)	164,618
1,226,691	5.11%, 07/25/2062(1)(4)	1,220,919
2,014,119	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(4)	1,905,989
40,084	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(4)	39,034
	COLT Mortgage Loan Trust
177,185	0.80%, 07/27/2054(1)	155,116
658,785	0.91%, 06/25/2066(1)(4)	552,928
3,078,361	0.96%, 09/27/2066(1)(4)	2,497,436
811,562	1.34%, 08/25/2066(1)(4)	674,382
3,404,485	1.40%, 10/25/2066(1)(4)	2,783,456
2,048,005	2.28%, 12/27/2066(1)(4)	1,833,210
337,070	4.30%, 03/25/2067(1)(4)	328,069
	CSMC Trust
165,568	0.81%, 05/25/2065(1)(4)	147,229
467,012	0.83%, 03/25/2056(1)(4)	376,224
627,179	0.94%, 05/25/2066(1)(4)	518,741
991,284	1.10%, 05/25/2066(1)(4)	837,451
784,755	1.18%, 02/25/2066(1)(4)	681,484
824,784	1.84%, 10/25/2066(1)(4)	711,633
2,394,576	2.27%, 11/25/2066(1)(4)	2,127,369
421,779	4.10%, 12/27/2060(1)(4)	414,265
258,479	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	225,957
	Ellington Financial Mortgage Trust
99,734	0.80%, 02/25/2066(1)(4)	84,972
291,748	0.93%, 06/25/2066(1)(4)	238,213
2,193,679	2.21%, 01/25/2067(1)(4)	1,864,335
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
576,327	2.50%, 08/25/2059	464,524
244,030	3.50%, 08/25/2057(4)	232,413
461,017	3.50%, 11/25/2057	423,552
1,232,457	3.50%, 07/25/2058	1,119,256
245,710	3.50%, 08/25/2058	220,846
213,431	3.50%, 08/26/2058	201,098
1,663,794	3.50%, 10/25/2058	1,485,738
The accompanying notes are an integral part of these financial statements.

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.3% - (continued)
	Whole Loan Collateral CMO - 5.5% - (continued)
	Federal National Mortgage Association Connecticut Avenue Securities Trust
$ 430,000	6.15%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	$434,567
615,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	622,616
37,986	6.62%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	38,164
61,851	6.67%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	63,058
76,509	6.82%, 01/25/2031, 30 day USD SOFR Average + 2.46%(2)	77,941
555,800	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	571,780
792,000	7.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	833,954
1,309,000	7.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,353,458
237,733	8.02%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	244,551
198,903	8.82%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	206,593
3,885,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,092,614
1,395,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,507,390
1,545,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	1,700,590
	GCAT Trust
477,891	0.87%, 01/25/2066(1)(4)	394,193
578,037	1.04%, 05/25/2066(1)(4)	476,178
749,407	1.09%, 05/25/2066(1)(4)	639,139
1,140,033	1.09%, 08/25/2066(1)(4)	924,435
535,302	1.92%, 08/25/2066(1)(4)	488,982
	Imperial Fund Mortgage Trust
608,414	1.07%, 09/25/2056(1)(4)	499,392
2,285,647	3.64%, 03/25/2067(1)(5)	2,104,570
	Legacy Mortgage Asset Trust
299,583	4.65%, 11/25/2060(1)(5)	291,456
399,539	4.75%, 04/25/2061(1)(5)	390,410
569,214	4.75%, 07/25/2061(1)(5)	567,673
443,554	MetLife Securitization Trust 3.75%, 03/25/2057(1)(4)	424,467
	MFA Trust
50,661	1.01%, 01/26/2065(1)(4)	47,108
431,874	1.03%, 11/25/2064(1)(4)	372,456
265,322	1.15%, 04/25/2065(1)(4)	240,222
1,776	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	1,767
	New Residential Mortgage Loan Trust
334,453	0.94%, 07/25/2055(1)(4)	301,344
185,567	0.94%, 10/25/2058(1)(4)	177,637
2,350,621	1.16%, 11/27/2056(1)(4)	2,026,720
2,084,078	2.28%, 04/25/2061(1)(4)	1,799,550
366,614	3.50%, 12/25/2057(1)(4)	352,306
292,035	3.82%, 09/25/2057(1)(4)	271,756
227,122	4.00%, 04/25/2057(1)(4)	217,021
246,437	4.00%, 08/27/2057(1)(4)	234,526
97,824	5.18%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	95,782
1,209,957	NMLT Trust 1.19%, 05/25/2056(1)(4)	1,010,205
	OBX Trust
783,303	1.05%, 07/25/2061(1)(4)	637,869
741,364	1.07%, 02/25/2066(1)(4)	633,615
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.3% - (continued)
	Whole Loan Collateral CMO - 5.5% - (continued)
$ 986,310	1.96%, 10/25/2061(1)(4)	$816,717
1,867,534	2.31%, 11/25/2061(1)(4)	1,638,992
	PRET LLC
528,141	4.74%, 07/25/2051(1)(5)	524,097
555,015	4.87%, 07/25/2051(1)(5)	553,388
2,421,686	5.93%, 10/25/2054(1)(5)	2,407,572
634,814	5.93%, 10/25/2054(1)(5)	633,344
434,354	5.96%, 09/25/2054(1)(5)	430,308
4,172,734	7.52%, 04/27/2054(1)(5)	4,215,985
4,310,000	PRET Trust 4.00%, 07/25/2069(1)(5)	4,106,068
996,081	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(5)	988,331
	PRPM LLC
268,505	1.32%, 07/25/2051(1)(5)	246,077
740,565	4.79%, 06/25/2026(1)(5)	733,443
597,136	4.79%, 07/25/2026(1)(5)	594,605
706,257	4.87%, 04/25/2026(1)(5)	701,002
1,207,824	5.36%, 10/25/2026(1)(5)	1,202,863
587,875	5.70%, 11/25/2029(1)(5)	588,734
1,978,279	5.87%, 11/25/2029(1)(5)	1,986,912
150,720	6.36%, 11/25/2025(1)(5)	151,088
156,905	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	149,407
1,132,545	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	925,352
1,351,614	STAR Trust 1.22%, 05/25/2065(1)(4)	1,249,984
	Starwood Mortgage Residential Trust
170,151	0.94%, 05/25/2065(1)(4)	157,863
867,081	1.13%, 06/25/2056(1)(4)	743,008
1,238,571	1.92%, 11/25/2066(1)(4)	1,071,156
	Towd Point Mortgage Trust
611,259	1.75%, 10/25/2060(1)	548,705
632,242	2.90%, 10/25/2059(1)(4)	600,973
1,949,488	2.92%, 11/30/2060(1)(4)	1,621,430
328,178	3.25%, 03/25/2058(1)(4)	322,576
42,301	3.25%, 07/25/2058(1)(4)	41,616
31,862	3.75%, 05/25/2058(1)(4)	31,065
422,804	TRK Trust 1.15%, 07/25/2056(1)(4)	368,815
	Verus Securitization Trust
91,761	0.82%, 10/25/2063(1)(4)	86,508
325,567	0.92%, 02/25/2064(1)(4)	298,497
1,763,664	0.94%, 07/25/2066(1)(4)	1,432,523
4,019,693	1.01%, 09/25/2066(1)(4)	3,350,057
286,543	1.03%, 02/25/2066(1)(4)	251,399
829,164	1.82%, 11/25/2066(1)(4)	742,621
1,751,051	1.83%, 10/25/2066(1)(5)	1,549,489
1,440,912	2.72%, 01/25/2067(1)(5)	1,312,828
2,423,428	3.80%, 04/25/2067(1)(5)	2,272,153
1,227,189	4.13%, 02/25/2067(1)(5)	1,150,921
285,294	VOLT C LLC 4.99%, 05/25/2051(1)(5)	282,976
747,960	VOLT CII LLC 4.87%, 08/25/2051(1)(5)	746,463
267,525	VOLT XCIII LLC 5.89%, 02/27/2051(1)(5)	267,489
265,478	VOLT XCIV LLC 6.24%, 02/27/2051(1)(5)	265,376
341,849	VOLT XCIX LLC 5.12%, 04/25/2051(1)(5)	341,336
278,299	VOLT XCV LLC 5.24%, 03/27/2051(1)(5)	277,959
321,522	VOLT XCVII LLC 5.24%, 04/25/2051(1)(5)	321,579
		108,643,278
	Total Asset & Commercial Mortgage-Backed Securities (cost $352,045,379)	$343,841,850
The accompanying notes are an integral part of these financial statements.

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6%
	Advertising - 0.1%
	Lamar Media Corp.
$ 2,792,000	3.63%, 01/15/2031	$2,493,343
80,000	4.88%, 01/15/2029	77,682
		2,571,025
	Aerospace/Defense - 0.3%
1,025,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,029,988
	Boeing Co.
340,000	2.95%, 02/01/2030	305,026
325,000	3.20%, 03/01/2029	300,920
230,000	3.75%, 02/01/2050	158,864
930,000	5.15%, 05/01/2030	924,093
425,000	6.39%, 05/01/2031	447,185
175,000	6.53%, 05/01/2034	184,879
	L3Harris Technologies, Inc.
205,000	5.05%, 06/01/2029	206,125
26,000	5.40%, 07/31/2033	26,030
516,000	5.50%, 08/15/2054	494,750
435,000	5.60%, 07/31/2053	421,875
659,000	RTX Corp. 4.13%, 11/16/2028	644,740
		5,144,475
	Agriculture - 0.4%
	BAT Capital Corp.
231,000	2.26%, 03/25/2028	213,439
26,700	3.56%, 08/15/2027	25,899
860,000	5.83%, 02/20/2031	885,622
675,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	683,998
	Philip Morris International, Inc.
25,000	1.75%, 11/01/2030	20,985
50,000	3.38%, 08/15/2029	47,003
1,460,000	4.38%, 11/01/2027	1,450,854
1,040,000	4.75%, 11/01/2031	1,022,908
182,000	4.88%, 11/15/2043	163,533
305,000	5.13%, 11/17/2027	309,103
1,200,000	5.13%, 02/15/2030	1,210,428
680,000	5.13%, 02/13/2031	683,474
85,000	5.25%, 02/13/2034	84,369
85,000	5.38%, 02/15/2033	85,284
1,385,000	5.63%, 09/07/2033	1,413,429
		8,300,328
	Apparel - 0.2%
470,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	466,274
	Tapestry, Inc.
570,000	5.10%, 03/11/2030	566,167
790,000	5.50%, 03/11/2035	778,613
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,895,390
		3,706,444
	Auto Manufacturers - 0.1%
1,085,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	1,080,982
765,000	Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027(1)	764,709
		1,845,691
	Beverages - 0.1%
375,000	Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	375,268
100,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	100,008
730,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	739,844
		1,215,120
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Biotechnology - 0.1%
$ 125,000	Amgen, Inc. 4.40%, 05/01/2045	$104,111
1,370,000	Gilead Sciences, Inc. 4.80%, 11/15/2029	1,367,985
107,000	Royalty Pharma PLC 1.20%, 09/02/2025	104,771
		1,576,867
	Chemicals - 0.1%
245,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	247,320
775,000	NOVA Chemicals Corp. 7.00%, 12/01/2031(1)	781,807
1,500,000	OCP SA 6.75%, 05/02/2034(1)	1,527,555
		2,556,682
	Commercial Banks - 5.1%
EUR 500,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	544,464
1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	1,189,617
	Bank of America Corp.
$ 222,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 6 mo. USD SOFR + 1.15% thereafter)(6)	219,145
200,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 6 mo. USD SOFR + 0.91% thereafter)(6)	193,348
1,805,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,531,553
1,200,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	1,008,940
50,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	42,071
1,130,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(6)	929,887
1,857,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,644,262
785,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	695,735
2,762,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	2,396,425
1,074,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	928,815
25,000	4.44%, 01/20/2048, (4.44% fixed rate until 01/20/2047; 3 mo. USD Term SOFR + 2.25% thereafter)(6)	21,183
100,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(6)	100,312
865,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(6)	867,681
150,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	150,359
The accompanying notes are an integral part of these financial statements.

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 1,640,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(6)	$1,604,108
1,157,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	1,177,946
	Bank of Ireland Group PLC
2,215,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	2,244,903
2,850,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	2,873,642
	Bank of New York Mellon Corp.
300,000	4.60%, 07/26/2030, (4.60% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.76% thereafter)(6)	296,350
52,000	4.97%, 04/26/2034, (4.97% fixed rate until 04/26/2033; 6 mo. USD SOFR + 1.61% thereafter)(6)	51,004
650,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	652,650
639,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	637,693
653,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	646,885
5,000	5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(6)	5,006
	BNP Paribas SA
1,155,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(6)	1,150,954
1,010,000	5.79%, 01/13/2033, (5.79% fixed rate until 01/13/2032; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	1,020,333
2,000,000	5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(6)	1,964,845
	BPCE SA
500,000	5.75%, 07/19/2033, (5.75% fixed rate until 07/19/2032; 6 mo. USD SOFR + 2,87% thereafter)(1)(6)	496,884
460,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(6)	467,101
250,000	5.98%, 01/18/2027, (5.98% fixed rate until 01/18/2026; 6 mo. USD SOFR + 2.10% thereafter)(1)(6)	252,118
1,000,000	6.29%, 01/14/2036, (6.29% fixed rate until 01/14/2035; 6 mo. USD SOFR + 2.04% thereafter)(1)(6)	1,019,528
1,770,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(6)	1,788,303
2,515,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	2,624,629
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 5.1% - (continued)
	Citigroup, Inc.
$ 425,000	2.57%, 06/03/2031, (2.57% fixed rate until 06/03/2030; 6 mo. USD SOFR + 2.11% thereafter)(6)	$373,383
353,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.15% thereafter)(6)	313,919
100,000	3.11%, 04/08/2026, (3.11% fixed rate until 04/08/2025; 6 mo. USD SOFR + 2.84% thereafter)(6)	99,697
245,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	245,691
31,000	5.50%, 09/13/2025	31,139
	Citizens Financial Group, Inc.
795,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	802,282
520,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	529,060
250,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	264,668
	Credit Agricole SA
1,310,000	5.86%, 01/09/2036, (5.86% fixed rate until 01/09/2035; 6 mo. USD SOFR + 1.74% thereafter)(1)(6)	1,318,242
1,955,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	1,980,300
380,000	Danske Bank AS 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	372,681
	Goldman Sachs Group, Inc.
100,000	1.95%, 10/21/2027, (1.95% fixed rate until 10/21/2026; 6 mo. USD SOFR + 0.91% thereafter)(6)	95,232
561,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	467,768
1,105,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	931,495
20,000	2.91%, 07/21/2042, (2.91% fixed rate until 07/21/2041; 6 mo. USD SOFR + 1.47% thereafter)(6)	14,010
301,000	3.80%, 03/15/2030	284,051
1,180,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(6)	1,159,489
465,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	446,744
1,360,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,356,447
710,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(6)	711,474
1,170,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	1,195,508
The accompanying notes are an integral part of these financial statements.

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 73,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(6)	$78,683
	HSBC Holdings PLC
1,470,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,331,039
440,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(6)	389,125
1,295,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,293,746
1,840,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	1,829,511
660,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	669,851
228,000	6.80%, 06/01/2038	248,327
	JP Morgan Chase & Co.
913,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	776,601
417,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	360,890
686,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(6)	617,133
1,419,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	1,348,054
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	953,317
1,525,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(6)	1,512,910
300,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(6)	295,236
717,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	718,060
260,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(6)	250,856
1,375,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	1,373,654
530,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 0.90% thereafter)(6)	532,110
75,000	5.26%, 04/22/2027, 3 mo. USD SOFR + 0.885%(2)	75,344
1,780,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(6)	1,765,301
639,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	647,236
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 1,771,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	$1,766,808
29,000	5.37%, 02/24/2026, 3 mo. USD SOFR + 0.92%(2)	29,013
360,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(6)	362,137
1,950,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,991,276
589,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	602,431
665,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	691,800
175,000	6.40%, 05/15/2038	192,075
1,000,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	1,074,437
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,097,067
	Morgan Stanley
$ 135,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(6)	129,827
805,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	663,143
50,000	2.19%, 04/28/2026, (2.19% fixed rate until 04/28/2025; 6 mo. USD SOFR + 1.99% thereafter)(6)	49,691
75,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	62,729
200,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(6)	199,817
990,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	884,947
840,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	784,163
335,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(6)	327,709
25,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(6)	22,555
177,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	178,022
390,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	391,819
495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	502,503
1,395,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,424,364
The accompanying notes are an integral part of these financial statements.

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 133,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(6)	$134,256
2,415,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	2,529,829
61,000	7.25%, 04/01/2032	69,000
	OTP Bank Nyrt
EUR 1,000,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,042,150
$ 690,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	707,747
1,125,000	PNC Financial Services Group, Inc. 4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,098,417
1,560,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,566,498
930,000	Santander U.K. Group Holdings PLC 5.69%, 04/15/2031, (5.69% fixed rate until 04/15/2030; 6 mo. USD SOFR + 1.52% thereafter)(6)	939,568
	Standard Chartered PLC
275,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	266,038
250,000	3.60%, 01/12/2033, (3.60% fixed rate until 01/12/2032; 1 yr. USD CMT + 1.90% thereafter)(1)(6)	215,971
350,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(1)(6)	354,610
285,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	302,634
470,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	501,379
	UBS Group AG
460,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	384,184
355,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	338,860
510,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	507,886
315,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	327,573
1,780,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	1,893,533
	Wells Fargo & Co.
50,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD Term SOFR + 1.01% thereafter)(6)	49,970
2,101,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	1,906,696
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 1,869,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	$1,649,121
200,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(6)	194,306
100,000	4.48%, 04/04/2031, (4.48% fixed rate until 04/04/2030; 3 mo. USD Term SOFR + 4.03% thereafter)(6)	97,134
1,881,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,823,259
177,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	158,873
650,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	653,305
314,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	311,515
890,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	889,748
3,076,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	3,133,960
656,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	684,866
250,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	266,516
		101,926,678
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
460,000	2.45%, 08/12/2031(1)	386,450
625,000	4.00%, 05/01/2028(1)	604,368
1,600,000	4.38%, 08/15/2027(1)	1,573,814
305,000	5.80%, 04/15/2034(1)	306,187
	Block, Inc.
2,270,000	3.50%, 06/01/2031	2,020,006
2,928,000	6.50%, 05/15/2032(1)	2,992,735
	Howard University
100,000	2.39%, 10/01/2027	92,520
100,000	2.70%, 10/01/2029	89,448
325,000	2.80%, 10/01/2030	286,162
105,000	2.90%, 10/01/2031	89,004
265,000	3.48%, 10/01/2041	200,403
	Service Corp. International
2,139,000	3.38%, 08/15/2030	1,898,215
341,000	4.63%, 12/15/2027	335,028
2,985,000	5.13%, 06/01/2029	2,917,306
970,000	5.75%, 10/15/2032	953,134
270,000	United Rentals North America, Inc. 3.75%, 01/15/2032	239,424
		14,984,204
	Construction Materials - 0.3%
2,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,767,420
120,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	121,191
The accompanying notes are an integral part of these financial statements.

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Construction Materials - 0.3% - (continued)
	Standard Industries, Inc.
$ 1,344,000	3.38%, 01/15/2031(1)	$1,176,528
2,943,000	4.38%, 07/15/2030(1)	2,733,251
178,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	176,625
		6,975,015
	Diversified Financial Services - 0.4%
1,455,000	American Express Co. 5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,460,129
	Capital One Financial Corp.
138,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	130,951
939,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	872,085
235,000	3.75%, 07/28/2026	230,974
150,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	151,751
325,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(6)	326,421
180,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	186,537
2,478,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	2,742,388
810,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	927,043
		7,028,279
	Electric - 2.1%
	Alabama Power Co.
295,000	3.45%, 10/01/2049	206,670
728,000	4.15%, 08/15/2044	596,601
	American Electric Power Co., Inc.
25,000	2.30%, 03/01/2030	21,826
35,000	5.75%, 11/01/2027	35,873
540,000	6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(6)	551,248
489,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	442,710
	Consolidated Edison Co. of New York, Inc.
345,000	3.20%, 12/01/2051	223,921
262,000	3.95%, 04/01/2050	202,100
160,000	4.00%, 11/15/2057	116,679
150,000	4.45%, 03/15/2044	127,533
950,000	5.50%, 03/15/2055	908,020
440,000	Dominion Energy, Inc. 4.90%, 08/01/2041	391,915
	Duke Energy Carolinas LLC
30,000	3.20%, 08/15/2049	20,017
400,000	4.25%, 12/15/2041	339,050
290,000	4.85%, 03/15/2030	290,356
50,000	5.30%, 02/15/2040	49,001
	Duke Energy Corp.
2,584,000	2.55%, 06/15/2031	2,222,241
527,700	3.75%, 09/01/2046	387,590
330,000	5.00%, 08/15/2052	285,821
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Electric - 2.1% - (continued)
$ 170,000	5.45%, 06/15/2034	$169,414
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	851,967
	Duke Energy Indiana LLC
230,000	2.75%, 04/01/2050	139,264
1,071,000	3.25%, 10/01/2049	715,522
435,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	417,779
	Duke Energy Progress LLC
441,000	3.70%, 10/15/2046	328,258
575,000	4.00%, 04/01/2052	438,759
	Edison International
398,000	4.13%, 03/15/2028	369,667
1,640,000	5.25%, 11/15/2028	1,551,920
589,000	5.25%, 03/15/2032(8)	535,096
80,000	5.45%, 06/15/2029	75,635
360,000	5.75%, 06/15/2027	350,922
1,302,000	6.95%, 11/15/2029	1,300,034
1,230,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,249,988
121,000	Evergy Metro, Inc. 4.13%, 04/01/2049	93,848
	Eversource Energy
1,910,000	5.13%, 05/15/2033	1,859,703
233,000	5.50%, 01/01/2034	231,634
	Georgia Power Co.
548,000	4.30%, 03/15/2042	464,483
1,080,000	4.55%, 03/15/2030	1,061,846
365,000	4.95%, 05/17/2033	357,061
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	527,086
310,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	301,978
150,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	153,283
	NextEra Energy Capital Holdings, Inc.
1,055,000	1.88%, 01/15/2027	999,579
1,330,000	2.25%, 06/01/2030	1,155,948
	Niagara Mohawk Power Corp.
40,000	1.96%, 06/27/2030(1)	34,092
466,000	5.29%, 01/17/2034(1)	454,726
130,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	120,979
685,000	NSTAR Electric Co. 5.40%, 06/01/2034	689,033
380,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	382,869
101,000	Oncor Electric Delivery Co. LLC 0.55%, 10/01/2025	98,414
	Pacific Gas & Electric Co.
330,500	2.50%, 02/01/2031	277,939
871,000	4.55%, 07/01/2030	824,440
66,000	5.45%, 06/15/2027	65,956
1,246,000	5.90%, 06/15/2032	1,249,304
731,000	6.10%, 01/15/2029	741,439
257,000	6.15%, 01/15/2033	260,042
296,000	6.40%, 06/15/2033	304,905
1,045,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	1,015,078
375,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	362,307
	Public Service Enterprise Group, Inc.
255,000	5.45%, 04/01/2034	253,763
680,000	6.13%, 10/15/2033	709,803
	Puget Energy, Inc.
1,360,000	2.38%, 06/15/2028	1,248,068
30,000	3.65%, 05/15/2025	29,868
331,000	4.10%, 06/15/2030	311,423
379,000	4.22%, 03/15/2032	346,283
The accompanying notes are an integral part of these financial statements.

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Electric - 2.1% - (continued)
	Southern California Edison Co.
$ 490,000	3.65%, 02/01/2050	$335,675
525,000	4.00%, 04/01/2047	384,352
313,000	4.05%, 03/15/2042	244,049
16,000	4.50%, 09/01/2040	13,434
190,000	4.65%, 10/01/2043	156,416
400,000	5.45%, 03/01/2035	387,610
180,000	5.95%, 11/01/2032	181,230
	Southern Co.
1,670,000	3.25%, 07/01/2026	1,638,596
390,000	4.85%, 03/15/2035	370,584
	Virginia Electric & Power Co.
359,000	2.45%, 12/15/2050	200,281
50,000	2.95%, 11/15/2051	30,901
1,165,000	5.00%, 04/01/2033	1,139,568
1,392,000	5.00%, 01/15/2034	1,354,254
365,000	5.05%, 08/15/2034	355,218
345,000	5.35%, 01/15/2054	321,540
195,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	194,424
	Xcel Energy, Inc.
150,000	1.75%, 03/15/2027	140,817
84,000	4.00%, 06/15/2028	81,399
463,000	4.60%, 06/01/2032	441,545
		40,872,470
	Engineering & Construction - 0.1%
1,235,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,167,336
	International Airport Finance SA
1,066,089	12.00%, 03/15/2033(1)	1,143,735
491,328	12.00%, 03/15/2033(7)	527,112
		2,838,183
	Entertainment - 0.5%
	Warnermedia Holdings, Inc.
745,000	4.05%, 03/15/2029	699,404
2,376,000	4.28%, 03/15/2032	2,098,023
2,780,000	5.14%, 03/15/2052	2,073,555
1,350,000	5.39%, 03/15/2062	994,125
	WMG Acquisition Corp.
715,000	3.75%, 12/01/2029(1)	659,654
2,850,000	3.88%, 07/15/2030(1)	2,604,705
		9,129,466
	Environmental Control - 0.4%
	Clean Harbors, Inc.
2,119,000	4.88%, 07/15/2027(1)	2,092,750
2,479,000	6.38%, 02/01/2031(1)	2,514,700
	Republic Services, Inc.
290,000	1.45%, 02/15/2031	236,984
50,000	3.20%, 03/15/2025	49,908
540,000	4.88%, 04/01/2029	540,756
595,000	5.20%, 11/15/2034	592,964
375,000	Veralto Corp. 5.50%, 09/18/2026	379,434
	Waste Management, Inc.
985,000	3.88%, 01/15/2029(1)	952,457
1,190,000	4.95%, 03/15/2035	1,164,000
		8,523,953
	Food - 0.2%
1,168,000	Cencosud SA 5.95%, 05/28/2031(1)	1,175,441
671,000	Conagra Brands, Inc. 4.85%, 11/01/2028	667,540
2,130,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,843,746
	NBM U.S. Holdings, Inc.
265,000	7.00%, 05/14/2026(7)	265,555
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Food - 0.2% - (continued)
$ 256,000	7.00%, 05/14/2026(1)	$256,536
155,000	Tyson Foods, Inc. 5.40%, 03/15/2029	156,949
		4,365,767
	Gas - 0.2%
	Brooklyn Union Gas Co.
1,135,000	3.87%, 03/04/2029(1)	1,080,120
50,000	4.87%, 08/05/2032(1)	47,627
	KeySpan Gas East Corp.
45,000	5.82%, 04/01/2041(1)	43,371
235,000	5.99%, 03/06/2033(1)	238,694
	NiSource, Inc.
91,000	1.70%, 02/15/2031	75,019
501,000	3.49%, 05/15/2027	487,589
470,000	5.40%, 06/30/2033	468,095
	Southern California Gas Co.
314,000	5.20%, 06/01/2033	310,467
1,260,000	5.60%, 04/01/2054	1,208,141
		3,959,123
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
935,000	6.05%, 04/15/2028	953,477
320,000	6.30%, 02/15/2030	330,009
		1,283,486
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	780,529
235,000	3.00%, 09/23/2029(1)	216,026
215,000	5.75%, 12/06/2052(1)	212,375
2,450,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,368,626
2,027,000	Hologic, Inc. 4.63%, 02/01/2028(1)	1,982,525
	Smith & Nephew PLC
915,000	2.03%, 10/14/2030	773,254
525,000	5.40%, 03/20/2034	523,469
1,365,000	Solventum Corp. 5.40%, 03/01/2029	1,379,598
		8,236,402
	Healthcare - Services - 0.5%
	Centene Corp.
3,275,000	2.50%, 03/01/2031	2,723,809
215,000	4.25%, 12/15/2027	208,354
1,865,000	4.63%, 12/15/2029	1,775,279
	Cigna Group
11,000	1.25%, 03/15/2026	10,595
25,000	2.38%, 03/15/2031	21,367
25,000	3.40%, 03/15/2051	16,483
75,000	4.80%, 07/15/2046	64,059
60,000	CommonSpirit Health 3.35%, 10/01/2029	55,937
	HCA, Inc.
1,395,000	3.38%, 03/15/2029	1,301,569
25,000	5.13%, 06/15/2039	22,986
13,000	5.38%, 02/01/2025	13,000
270,000	Humana, Inc. 1.35%, 02/03/2027	252,168
335,000	Icon Investments Six DAC 5.81%, 05/08/2027	340,931
	Kaiser Foundation Hospitals
1,000	2.81%, 06/01/2041	710
880,000	3.00%, 06/01/2051	569,997
	UnitedHealth Group, Inc.
1,443,000	2.75%, 05/15/2040	1,019,962
25,000	3.50%, 08/15/2039	19,901
3,000	4.25%, 03/15/2043	2,529
70,000	4.45%, 12/15/2048	58,032
223,000	4.95%, 05/15/2062	191,572
The accompanying notes are an integral part of these financial statements.

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Healthcare - Services - 0.5% - (continued)
$ 980,000	5.38%, 04/15/2054	$917,214
10,000	5.50%, 04/15/2064	9,360
365,000	5.75%, 07/15/2064	355,093
430,000	5.88%, 02/15/2053	431,371
		10,382,278
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,257,000	5.13%, 08/01/2030(1)	1,215,124
2,208,000	5.75%, 01/15/2028(1)	2,212,635
		3,427,759
	Insurance - 0.5%
205,000	Arthur J Gallagher & Co. 4.85%, 12/15/2029	203,535
	Athene Global Funding
1,345,000	2.65%, 10/04/2031(1)	1,133,249
285,000	2.72%, 01/07/2029(1)	259,692
1,930,000	4.72%, 10/08/2029(1)	1,878,990
75,000	5.58%, 01/09/2029(1)	75,806
1,235,000	CNO Global Funding 4.88%, 12/10/2027(1)	1,232,135
	Corebridge Global Funding
960,000	4.90%, 12/03/2029(1)	954,820
1,035,000	5.20%, 06/24/2029(1)	1,042,244
	Equitable Financial Life Global Funding
100,000	1.40%, 07/07/2025(1)	98,683
1,008,000	1.80%, 03/08/2028(1)	916,161
1,060,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,043,336
	Marsh & McLennan Cos., Inc.
175,000	4.38%, 03/15/2029	172,175
510,000	4.75%, 03/15/2039	470,401
150,000	Metropolitan Life Global Funding I 2.80%, 03/21/2025(1)	149,691
		9,630,918
	Internet - 0.4%
	Gen Digital, Inc.
2,455,000	5.00%, 04/15/2025(1)	2,453,736
1,420,000	6.75%, 09/30/2027(1)	1,443,541
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
2,275,000	3.50%, 03/01/2029(1)	2,102,757
2,383,000	5.25%, 12/01/2027(1)	2,361,250
		8,361,284
	Investment Company Security - 0.2%
1,285,000	Ares Strategic Income Fund 5.70%, 03/15/2028(1)	1,286,343
1,565,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	1,549,482
500,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	502,869
		3,338,694
	IT Services - 0.3%
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,924,346
4,022,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	4,089,365
		6,013,711
	Machinery - Construction & Mining - 0.1%
1,960,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	1,957,865
	Machinery-Diversified - 0.1%
230,000	AGCO Corp. 5.45%, 03/21/2027	232,530
1,363,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,217,413
		1,449,943
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Media - 0.8%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 310,000	2.25%, 01/15/2029	$274,873
25,000	2.30%, 02/01/2032	19,826
359,000	3.50%, 03/01/2042	245,270
300,000	4.40%, 04/01/2033	269,039
674,000	5.05%, 03/30/2029	662,721
264,000	5.13%, 07/01/2049	209,078
615,000	5.38%, 05/01/2047	505,366
85,000	5.50%, 04/01/2063	68,032
769,000	5.75%, 04/01/2048	665,394
2,000	6.48%, 10/23/2045	1,903
750,000	6.55%, 06/01/2034	767,091
50,000	6.65%, 02/01/2034	51,465
	Comcast Corp.
125,000	2.65%, 08/15/2062	64,861
1,349,000	2.89%, 11/01/2051	812,113
686,000	3.20%, 07/15/2036	553,813
583,000	3.75%, 04/01/2040	470,517
182,000	4.65%, 02/15/2033	175,449
	Cox Communications, Inc.
710,000	2.60%, 06/15/2031(1)	599,821
100,000	5.45%, 09/15/2028(1)	101,392
1,470,000	5.45%, 09/01/2034(1)	1,413,522
75,000	5.80%, 12/15/2053(1)	67,818
	Discovery Communications LLC
425,000	3.63%, 05/15/2030	379,966
75,600	3.95%, 03/20/2028	72,096
1,223,000	6.35%, 06/01/2040	1,134,029
	Paramount Global
249,000	4.90%, 08/15/2044	192,151
845,000	5.25%, 04/01/2044	680,687
855,000	5.85%, 09/01/2043	752,689
220,000	6.88%, 04/30/2036	225,913
	Sirius XM Radio LLC
1,516,000	4.00%, 07/15/2028(1)	1,417,620
3,331,000	4.13%, 07/01/2030(1)	2,977,361
430,000	Time Warner Cable LLC 5.88%, 11/15/2040	389,330
		16,221,206
	Mining - 0.3%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	198,743
755,000	Corp. Nacional del Cobre de Chile 6.78%, 01/13/2055(1)	772,365
	Glencore Funding LLC
167,000	2.63%, 09/23/2031(1)	141,557
890,000	4.00%, 03/27/2027(1)	875,543
50,000	4.88%, 03/12/2029(7)	49,591
1,325,000	5.37%, 04/04/2029(1)	1,339,536
175,000	5.40%, 05/08/2028(1)	177,160
711,000	6.38%, 10/06/2030(1)	748,979
1,036,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,093,283
		5,396,757
	Oil & Gas - 1.6%
	Aker BP ASA
1,805,000	5.80%, 10/01/2054(1)	1,635,120
245,000	6.00%, 06/13/2033(1)	246,737
	BP Capital Markets America, Inc.
417,000	2.94%, 06/04/2051	258,930
500,000	3.06%, 06/17/2041	362,124
155,000	3.38%, 02/08/2061	98,613
267,000	3.80%, 09/21/2025	265,943
The accompanying notes are an integral part of these financial statements.

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Oil & Gas - 1.6% - (continued)
$ 299,000	4.81%, 02/13/2033	$289,769
380,000	4.89%, 09/11/2033	368,653
1,209,000	4.99%, 04/10/2034	1,177,303
693,000	5.23%, 11/17/2034	683,925
	ConocoPhillips Co.
169,000	3.80%, 03/15/2052	122,892
235,000	4.03%, 03/15/2062	169,371
575,000	4.70%, 01/15/2030	570,204
480,000	5.30%, 05/15/2053	441,412
182,000	5.55%, 03/15/2054	173,605
475,000	5.65%, 01/15/2065	448,353
1,117,000	5.70%, 09/15/2063	1,071,668
560,000	Coterra Energy, Inc. 5.40%, 02/15/2035	544,388
	Diamondback Energy, Inc.
25,000	4.40%, 03/24/2051	19,438
265,000	5.75%, 04/18/2054	248,815
525,000	5.90%, 04/18/2064	492,926
303,000	6.25%, 03/15/2053	302,959
	Ecopetrol SA
2,005,000	4.63%, 11/02/2031	1,675,153
1,455,000	7.75%, 02/01/2032	1,429,701
3,025,000	8.38%, 01/19/2036	2,931,746
	Energean Israel Finance Ltd.
885,000	5.88%, 03/30/2031(7)	813,403
600,000	8.50%, 09/30/2033(7)	618,750
	Eni SpA
1,640,000	5.50%, 05/15/2034(1)	1,626,437
530,000	5.95%, 05/15/2054(1)	511,987
625,000	EOG Resources, Inc. 5.65%, 12/01/2054	607,013
	Equinor ASA
190,000	1.75%, 01/22/2026	185,378
512,000	3.25%, 11/18/2049	349,893
	Hess Corp.
50,000	6.00%, 01/15/2040	52,053
1,676,000	7.13%, 03/15/2033	1,859,571
555,000	7.30%, 08/15/2031	618,287
	Leviathan Bond Ltd.
272,000	6.13%, 06/30/2025(7)	271,667
1,225,000	6.50%, 06/30/2027(7)	1,209,413
375,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	392,520
25,000	Phillips 66 Co. 5.30%, 06/30/2033	24,786
1,115,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	1,037,028
359,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	241,702
	Shell International Finance BV
133,000	2.88%, 11/26/2041	93,756
967,000	3.00%, 11/26/2051	612,059
50,000	5.50%, 03/25/2040	50,087
	TotalEnergies Capital SA
1,235,000	5.43%, 09/10/2064	1,137,452
150,000	5.49%, 04/05/2054	142,675
1,440,000	5.64%, 04/05/2064	1,369,731
2,025,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	2,011,779
		31,867,175
	Packaging & Containers - 0.2%
3,910,000	Ball Corp. 6.00%, 06/15/2029	3,949,711
	Pharmaceuticals - 0.4%
555,000	AbbVie, Inc. 4.95%, 03/15/2031	556,745
680,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	660,107
1,880,000	Cardinal Health, Inc. 5.00%, 11/15/2029	1,877,136
1,525,000	Cencora, Inc. 4.85%, 12/15/2029	1,516,216
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Pharmaceuticals - 0.4% - (continued)
	CVS Health Corp.
$ 455,000	1.75%, 08/21/2030	$376,803
299,000	1.88%, 02/28/2031	243,864
586,000	2.13%, 09/15/2031	476,191
1,090,000	3.25%, 08/15/2029	1,001,893
595,000	3.75%, 04/01/2030	552,453
289,000	4.13%, 04/01/2040	230,153
760,000	4.78%, 03/25/2038	667,547
75,000	5.70%, 06/01/2034	74,780
25,000	5.88%, 06/01/2053	23,291
	Eli Lilly & Co.
370,000	4.20%, 08/14/2029	364,015
235,000	4.60%, 08/14/2034	226,227
50,000	4.88%, 02/27/2053	45,148
45,000	5.05%, 08/14/2054	41,644
		8,934,213
	Pipelines - 0.9%
	Columbia Pipelines Holding Co. LLC
300,000	5.10%, 10/01/2031(1)	294,585
2,489,000	6.04%, 08/15/2028(1)	2,557,713
	Columbia Pipelines Operating Co. LLC
205,000	5.93%, 08/15/2030(1)	211,525
48,000	6.04%, 11/15/2033(1)	49,275
1,290,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	1,120,371
	Enbridge, Inc.
920,000	3.13%, 11/15/2029	845,093
980,000	5.63%, 04/05/2034	982,825
	Energy Transfer LP
430,000	5.15%, 02/01/2043	381,166
300,000	5.25%, 07/01/2029	301,482
50,000	5.35%, 05/15/2045	45,017
205,000	6.40%, 12/01/2030	216,393
99,000	7.38%, 02/01/2031(1)	103,737
	Enterprise Products Operating LLC
335,000	3.30%, 02/15/2053	220,201
20,000	5.95%, 02/01/2041	20,589
255,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	260,244
	Galaxy Pipeline Assets Bidco Ltd.
1,393,722	2.16%, 03/31/2034(1)	1,210,331
333,804	2.94%, 09/30/2040(1)	267,024
	Greensaif Pipelines Bidco SARL
345,000	5.85%, 02/23/2036(1)	343,148
890,000	6.13%, 02/23/2038(1)	899,905
1,425,000	6.51%, 02/23/2042(1)	1,448,037
	Hess Midstream Operations LP
425,000	4.25%, 02/15/2030(1)	397,541
1,105,000	6.50%, 06/01/2029(1)	1,127,345
	ONEOK, Inc.
298,000	3.10%, 03/15/2030	270,667
140,000	3.40%, 09/01/2029	130,557
470,000	4.40%, 10/15/2029	456,778
39,000	4.85%, 02/01/2049	32,081
12,000	5.05%, 11/01/2034	11,465
100,000	5.15%, 10/15/2043	89,095
820,000	5.85%, 11/01/2064	765,285
60,000	6.00%, 06/15/2035	61,387
10,000	6.10%, 11/15/2032	10,353
90,000	7.15%, 01/15/2051	97,340
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
415,000	4.00%, 01/15/2032	378,051
The accompanying notes are an integral part of these financial statements.

65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Pipelines - 0.9% - (continued)
$ 100,000	4.88%, 02/01/2031	$96,902
125,000	6.88%, 01/15/2029	127,719
76,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	74,006
	Whistler Pipeline LLC
100,000	5.40%, 09/30/2029(1)	99,889
710,000	5.70%, 09/30/2031(1)	711,159
335,000	5.95%, 09/30/2034(1)	336,652
		17,052,933
	Real Estate Investment Trusts - 0.2%
	American Tower Corp.
380,000	1.45%, 09/15/2026	360,594
100,000	2.40%, 03/15/2025	99,714
140,000	2.70%, 04/15/2031	121,629
14,000	4.05%, 03/15/2032	13,006
180,000	5.00%, 01/31/2030	179,159
282,000	5.65%, 03/15/2033	286,763
	Crown Castle, Inc.
225,000	2.50%, 07/15/2031	190,517
1,270,000	4.80%, 09/01/2028	1,261,921
678,000	GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031	624,356
1,080,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	1,081,901
		4,219,560
	Retail - 0.3%
	AutoZone, Inc.
95,000	3.13%, 04/21/2026	93,252
52,000	3.63%, 04/15/2025	51,889
161,000	4.75%, 08/01/2032	156,192
360,000	4.75%, 02/01/2033	346,198
325,000	5.40%, 07/15/2034	324,200
207,000	6.55%, 11/01/2033	223,012
	FirstCash, Inc.
2,999,000	4.63%, 09/01/2028(1)	2,867,599
1,160,000	5.63%, 01/01/2030(1)	1,135,381
220,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	212,398
		5,410,121
	Semiconductors - 0.6%
	Broadcom, Inc.
1,620,000	4.15%, 02/15/2028	1,591,712
50,000	4.30%, 11/15/2032	47,043
515,000	5.05%, 07/12/2029	517,056
2,770,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	2,828,802
	Intel Corp.
250,000	2.80%, 08/12/2041	159,277
794,000	3.05%, 08/12/2051	452,634
472,000	3.25%, 11/15/2049	285,130
990,000	3.73%, 12/08/2047	662,692
75,000	4.00%, 12/15/2032	67,754
265,000	4.75%, 03/25/2050	206,778
685,000	5.70%, 02/10/2053	609,921
135,000	5.90%, 02/10/2063	121,765
773,000	Marvell Technology, Inc. 2.45%, 04/15/2028	716,915
	Microchip Technology, Inc.
1,170,000	4.90%, 03/15/2028	1,168,290
780,000	5.05%, 02/15/2030	775,126
1,303,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,128,184
		11,339,079
	Software - 0.8%
3,332,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,173,830
1,004,000	MSCI, Inc. 3.63%, 11/01/2031(1)	900,509
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.6% - (continued)
	Software - 0.8% - (continued)
	Open Text Corp.
$ 3,204,000	3.88%, 12/01/2029(1)	$2,937,887
1,935,000	6.90%, 12/01/2027(1)	2,001,041
802,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	718,820
	Oracle Corp.
875,000	2.88%, 03/25/2031	770,718
220,000	2.95%, 04/01/2030	199,348
476,000	3.60%, 04/01/2040	371,248
691,000	3.60%, 04/01/2050	479,649
424,000	3.85%, 04/01/2060	289,496
150,000	3.95%, 03/25/2051	110,492
50,000	4.00%, 07/15/2046	38,366
8,000	4.13%, 05/15/2045	6,317
280,000	5.25%, 02/03/2032	279,359
340,000	5.50%, 09/27/2064	307,567
3,626,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,616,550
		16,201,197
	Telecommunications - 0.3%
	AT&T, Inc.
310,000	2.55%, 12/01/2033	250,239
100,000	3.50%, 09/15/2053	67,532
1,172,000	3.80%, 12/01/2057	812,662
	Cisco Systems, Inc.
930,000	4.95%, 02/26/2031	935,088
400,000	5.35%, 02/26/2064	382,979
50,000	5.50%, 01/15/2040	50,574
1,560,000	Network i2i Ltd. 5.65%, 04/15/2025, (5.65% fixed rate until 04/15/2025; 5 yr. USD CMT + 4.27% thereafter)(6)(7)(9)	1,556,880
	T-Mobile USA, Inc.
586,000	2.05%, 02/15/2028	540,508
465,000	2.55%, 02/15/2031	402,318
38,000	3.30%, 02/15/2051	25,176
532,000	3.88%, 04/15/2030	502,880
290,000	4.70%, 01/15/2035	274,431
195,000	5.75%, 01/15/2034	200,308
25,000	5.75%, 01/15/2054	24,440
260,000	5.80%, 09/15/2062	253,227
		6,279,242
	Trucking & Leasing - 0.0%
788,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.00%, 07/15/2025(1)	785,196
	Total Corporate Bonds (cost $414,435,092)	$409,258,500
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
	Bermuda - 0.1%
	Bermuda Government International Bonds
455,000	2.38%, 08/20/2030(1)	$389,071
1,305,000	5.00%, 07/15/2032(1)	1,259,325
760,000	5.00%, 07/15/2032(7)	733,400
		2,381,796
	Brazil - 0.2%
BRL 25,006,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,526,607
The accompanying notes are an integral part of these financial statements.

66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6% - (continued)
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(7)	$529,248
1,195,000	4.88%, 05/13/2036(7)	1,368,078
		1,897,326
	Chile - 0.0%
1,460,000	Chile Government International Bonds 1.25%, 01/22/2051	844,530
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,450,000	5.00%, 06/15/2045	1,658,521
885,000	5.20%, 05/15/2049	597,586
200,000	5.63%, 02/26/2044	149,221
1,265,000	7.75%, 11/07/2036	1,236,335
910,000	8.38%, 11/07/2054	885,797
		4,527,460
	Costa Rica - 0.1%
1,450,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,485,525
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,980,000	1.63%, 04/28/2032(7)	2,665,985
$ 1,125,000	6.13%, 05/22/2028(1)	1,147,858
		3,813,843
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 2,600,000	1.10%, 03/12/2033	2,199,298
$ 1,085,000	5.60%, 01/15/2035	1,096,403
		3,295,701
	Ivory Coast - 0.1%
EUR 1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,193,507
	Mexico - 0.5%
	Mexico Government International Bonds
$ 480,000	3.25%, 04/16/2030	423,613
850,000	3.50%, 02/12/2034	679,090
365,000	4.40%, 02/12/2052	247,395
2,920,000	6.00%, 05/07/2036	2,759,175
1,515,000	6.34%, 05/04/2053	1,351,132
575,000	6.35%, 02/09/2035	564,345
465,000	6.40%, 05/07/2054	417,595
1,165,000	6.88%, 05/13/2037	1,171,217
1,960,000	7.38%, 05/13/2055	1,975,072
		9,588,634
	North Macedonia - 0.1%
	North Macedonia Government International Bonds
EUR 985,000	3.68%, 06/03/2026(1)	1,018,392
835,000	3.68%, 06/03/2026(7)	863,307
		1,881,699
	Panama - 0.1%
	Panama Government International Bonds
$ 620,000	4.50%, 04/16/2050	391,798
95,000	6.70%, 01/26/2036	89,531
330,000	6.85%, 03/28/2054	285,740
225,000	6.88%, 01/31/2036	213,332
		980,401
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6% - (continued)
	Peru - 0.1%
	Peru Government International Bonds
$ 440,000	3.00%, 01/15/2034	$356,424
1,440,000	5.38%, 02/08/2035	1,391,138
865,000	5.88%, 08/08/2054	827,043
		2,574,605
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	1,203,302
900,000	1.75%, 04/28/2041	668,506
$ 650,000	5.50%, 02/04/2035	653,406
		2,525,214
	Poland - 0.0%
405,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	397,398
	Romania - 0.3%
	Romania Government International Bonds
EUR 1,265,000	2.63%, 12/02/2040(1)	833,337
890,000	2.63%, 12/02/2040(7)	586,301
5,520,000	2.75%, 04/14/2041(7)	3,649,981
1,205,000	2.88%, 04/13/2042(7)	795,212
$ 786,000	5.88%, 01/30/2029(1)	771,689
		6,636,520
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
1,355,000	5.63%, 01/13/2035(1)	1,368,756
1,785,000	5.75%, 01/16/2054(1)	1,691,266
		3,060,022
	Uruguay - 0.0%
985,000	Uruguay Government International Bonds 4.38%, 01/23/2031	959,055
	Total Foreign Government Obligations (cost $58,836,256)	$51,569,843
MUNICIPAL BONDS - 0.5%
	Build America Bonds - 0.0%
335,000	State of California, CA, GO 7.30%, 10/01/2039	$378,964
65,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	65,558
		444,522
	Development - 0.1%
1,290,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	1,237,986
	General - 0.2%
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,556,368
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,615,799
1,430,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025(8)	1,410,901
		4,583,068
	School District - 0.1%
	Chicago Board of Education, IL, GO
220,000	6.14%, 12/01/2039	206,093
885,000	6.32%, 11/01/2029	877,409
		1,083,502
The accompanying notes are an integral part of these financial statements.

67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
$ 600,000	5.00%, 11/15/2050	$613,821
140,000	5.18%, 11/15/2049	122,689
		736,510
	Utilities - 0.1%
1,255,957	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	1,263,175
	Utility - Electric - 0.0%
417,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	445,552
	Total Municipal Bonds (cost $10,217,621)	$9,794,315
U.S. GOVERNMENT AGENCIES - 36.8%
	Mortgage-Backed Agencies - 36.8%
	Federal Home Loan Mortgage Corp. - 12.1%
12,799,955	0.15%, 10/25/2034(3)(4)	$215,193
8,769,220	0.28%, 05/25/2034(3)(4)	221,342
4,565,850	0.37%, 12/25/2033(3)(4)	134,429
3,094,927	0.48%, 01/25/2034(3)(4)	93,120
1,381,088	0.61%, 10/25/2026(3)(4)	12,542
6,540,821	0.72%, 12/25/2030(3)(4)	224,693
3,132,866	0.73%, 06/25/2027(3)(4)	44,152
1,456,823	0.87%, 11/25/2030(3)(4)	59,032
570,791	1.00%, 10/25/2040	451,834
971,841	1.00%, 02/25/2051	820,650
2,554,406	1.02%, 10/25/2030(3)(4)	116,492
3,352,046	1.11%, 01/25/2030(3)(4)	149,613
4,246,537	1.11%, 06/25/2030(3)(4)	207,176
3,295,686	1.43%, 05/25/2030(3)(4)	202,307
4,628,983	1.50%, 05/15/2037(3)	254,723
2,617,147	1.50%, 09/25/2047	2,132,887
2,059,982	1.57%, 05/25/2030(3)(4)	137,308
218,787	1.75%, 10/15/2042	185,791
960,959	2.00%, 05/01/2036	859,778
321,409	2.00%, 06/01/2036	287,560
26,945	2.00%, 12/01/2036	23,990
47,777	2.00%, 03/01/2037	42,534
162,735	2.00%, 12/01/2040	136,033
976,519	2.00%, 05/01/2041	815,616
3,147,049	2.00%, 06/01/2041	2,628,325
1,083,627	2.00%, 12/01/2041	901,906
4,862,627	2.00%, 02/15/2042(3)	464,927
660,888	2.00%, 10/01/2050	519,382
785,843	2.00%, 02/01/2051	621,899
4,058,009	2.00%, 03/01/2051	3,181,372
1,380,729	2.00%, 04/01/2051	1,082,588
744,208	2.00%, 05/01/2051	589,336
732,227	2.00%, 07/01/2051	573,773
321,459	2.00%, 08/01/2051	252,354
323,197	2.00%, 11/01/2051	254,850
1,186,095	2.00%, 01/01/2052	935,474
1,281,545	2.00%, 04/01/2052	1,013,148
2,095,492	2.00%, 06/15/2052(3)	268,404
2,478,818	2.50%, 04/25/2036(3)	228,557
286,000	2.50%, 10/25/2041	226,817
471,342	2.50%, 05/01/2050	391,126
575,323	2.50%, 06/01/2050	476,336
1,504,462	2.50%, 06/25/2050(3)	214,381
3,335,671	2.50%, 07/01/2050	2,760,892
905,656	2.50%, 08/01/2050	747,674
1,370,721	2.50%, 09/01/2050	1,133,679
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.8% - (continued)
	Mortgage-Backed Agencies - 36.8% - (continued)
	Federal Home Loan Mortgage Corp. - 12.1% - (continued)
$ 1,060,065	2.50%, 10/01/2050	$884,568
990,987	2.50%, 11/01/2050	817,701
301,929	2.50%, 02/01/2051	250,666
765,756	2.50%, 03/01/2051	627,776
342,607	2.50%, 05/01/2051	282,445
219,043	2.50%, 07/01/2051	180,661
303,636	2.50%, 08/01/2051	249,952
522,635	2.50%, 10/01/2051	430,288
2,463,068	2.50%, 11/01/2051	2,043,726
1,440,518	2.50%, 03/15/2052(3)	216,156
907,785	2.50%, 03/25/2052	788,737
2,118,630	2.50%, 04/01/2052	1,743,921
2,940,837	2.50%, 08/25/2052(3)	453,078
948,587	3.00%, 10/01/2032	904,653
3,149	3.00%, 05/15/2041	2,970
82,621	3.00%, 07/01/2047	71,857
290,875	3.00%, 12/15/2047	220,588
115,544	3.00%, 01/01/2048	100,420
2,723,557	3.00%, 12/25/2049(3)	463,676
941,144	3.00%, 07/01/2050	813,571
683,375	3.00%, 08/01/2050	588,534
492,162	3.00%, 08/01/2051	420,689
2,454,777	3.00%, 08/25/2051(3)	400,368
1,979,066	3.00%, 09/25/2051(3)	753,838
1,026,184	3.00%, 10/01/2051	883,139
386,651	3.00%, 01/01/2052	334,443
1,947,284	3.00%, 05/01/2052	1,661,418
116,007	3.00%, 07/01/2052	98,810
2,873,059	3.00%, 08/01/2052	2,444,825
968,228	3.50%, 01/15/2033(3)	84,846
330,656	3.50%, 05/15/2034(3)	28,669
581,769	3.50%, 10/15/2042	529,452
259,059	3.50%, 10/15/2045	233,725
594,987	3.50%, 12/01/2046	535,815
550,410	3.50%, 12/15/2046	496,827
370,665	3.50%, 01/01/2047	337,583
238,582	3.50%, 03/15/2047	215,280
110,115	3.50%, 06/01/2047	99,139
135,396	3.50%, 12/01/2047	121,567
147,862	3.50%, 01/01/2048	132,935
208,797	3.50%, 12/01/2048	187,453
806,097	3.50%, 04/01/2050	724,332
282,214	4.00%, 05/01/2038	272,346
358,498	4.00%, 05/25/2040(3)	51,461
631,917	4.00%, 09/15/2041	600,710
8,171	4.00%, 01/01/2042	7,691
146,091	4.00%, 03/01/2042	137,610
3,936	4.00%, 04/01/2042	3,705
6,161	4.00%, 06/01/2042	5,790
1,604,924	4.00%, 03/25/2045(3)	273,413
91,408	4.00%, 04/01/2047	85,557
177,146	4.00%, 11/01/2047	164,954
371,660	4.00%, 12/01/2047	351,791
1,209,343	4.00%, 04/01/2049	1,117,995
327,256	4.00%, 05/01/2049	304,144
994,820	4.00%, 07/01/2049	926,859
1,397,616	4.00%, 09/25/2050(3)	287,799
979,065	4.50%, 07/01/2052	923,198
76,199	5.00%, 09/01/2035	75,638
288,998	5.00%, 09/15/2036(3)	44,007
894,014	5.00%, 03/15/2045(3)	188,834
161,807	5.00%, 02/15/2048(3)	33,211
38,952	5.00%, 09/01/2048	38,411
The accompanying notes are an integral part of these financial statements.

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.8% - (continued)
	Mortgage-Backed Agencies - 36.8% - (continued)
	Federal Home Loan Mortgage Corp. - 12.1% - (continued)
$ 25,660	5.00%, 02/01/2049	$25,278
6,311,671	5.00%, 09/01/2052	6,114,642
713,685	5.00%, 10/01/2052	690,794
87,716	5.00%, 11/01/2052	85,005
27,355	5.00%, 01/01/2053	26,498
2,523,587	5.00%, 04/01/2053	2,443,191
4,129,050	5.00%, 11/01/2054	3,988,751
6,640	5.50%, 02/01/2029	6,683
2,527,086	5.50%, 12/01/2037	2,552,332
11,290	5.50%, 12/01/2038	11,412
355,812	5.50%, 05/15/2040(3)	67,110
326,225	5.50%, 06/15/2046(3)	58,326
305,996	5.50%, 10/15/2046(3)	59,870
277,948	5.50%, 02/01/2049	279,762
31,316	5.50%, 03/01/2049	31,443
1,108,865	5.50%, 02/01/2053	1,100,456
2,172,903	5.50%, 04/01/2053	2,154,495
19,291,642	5.50%, 04/01/2054	19,059,043
12,031,317	5.50%, 05/01/2054	11,886,256
11,992,182	5.50%, 07/01/2054	11,847,592
24,853,485	5.50%, 08/01/2054	24,553,827
36,267,391	5.50%, 09/01/2054	35,830,116
1,021,770	6.00%, 11/01/2052	1,032,715
703,799	6.00%, 12/01/2052	713,550
325,530	6.00%, 03/01/2053	331,628
6,516,424	6.00%, 09/01/2053	6,574,272
722,235	6.00%, 11/01/2053	728,677
1,809,926	6.00%, 12/01/2053	1,824,808
396,544	6.00%, 01/01/2054	399,780
1,916,629	6.00%, 02/01/2054	1,931,856
724,289	6.00%, 03/01/2054	731,376
758,996	6.00%, 04/01/2054	770,129
2,681,759	6.00%, 05/01/2054	2,702,878
5,862,807	6.00%, 06/01/2054	5,940,386
3,769,292	6.00%, 08/01/2054	3,823,361
373,790	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	378,690
653,000	6.45%, 09/25/2041, 30 day USD SOFR Average + 2.10%(1)(2)	659,519
892,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	924,568
1,545,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,594,659
1,310,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,370,994
2,545,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,674,637
5,285,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	5,463,926
2,819,800	7.85%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	2,944,943
2,460,000	7.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,640,525
380,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	400,364
2,925,000	8.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	3,044,451
3,460,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,671,652
1,305,000	8.10%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	1,367,086
970,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,031,165
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.8% - (continued)
	Mortgage-Backed Agencies - 36.8% - (continued)
	Federal Home Loan Mortgage Corp. - 12.1% - (continued)
$ 1,593,000	8.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	$1,710,832
2,280,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,458,864
1,060,000	9.60%, 05/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,148,895
1,120,000	11.10%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	1,256,506
		241,172,790
	Federal National Mortgage Association - 10.2%
120,437	0.00%, 06/25/2041(10)(11)	87,755
2,267,861	0.29%, 01/25/2030(3)(4)	20,175
5,845,739	1.13%, 06/25/2034(3)(4)	304,230
3,435,447	1.45%, 05/25/2029(3)(4)	128,783
2,979,130	1.50%, 11/25/2035(3)	148,236
203,282	1.50%, 07/01/2051	150,358
3,542,591	1.50%, 09/01/2051	2,624,935
692,408	2.00%, 03/01/2036	620,375
999,125	2.00%, 05/01/2036	893,918
1,152,156	2.00%, 06/01/2036	1,031,297
1,084,940	2.00%, 08/01/2036	971,009
595,729	2.00%, 09/01/2036	534,142
369,262	2.00%, 12/01/2036	331,080
139,793	2.00%, 02/01/2037	125,063
576,613	2.00%, 09/01/2040	482,191
2,107,304	2.00%, 12/01/2040	1,763,719
569,661	2.00%, 04/01/2041	475,934
198,469	2.00%, 05/01/2041	165,817
1,831	2.00%, 09/25/2041	1,704
795,499	2.00%, 10/01/2041	662,986
3,355	2.00%, 12/25/2041	3,090
516,821	2.00%, 02/01/2042	431,870
236,020	2.00%, 03/25/2044	221,240
253,215	2.00%, 05/25/2044	232,635
524,070	2.00%, 08/25/2050	348,233
1,992,228	2.00%, 10/01/2050	1,570,377
5,455,061	2.00%, 10/25/2050(3)	694,506
1,630,175	2.00%, 12/01/2050	1,286,006
3,574,569	2.00%, 02/01/2051	2,807,427
5,586,198	2.00%, 03/01/2051	4,380,911
7,346,509	2.00%, 04/01/2051	5,744,439
1,085,685	2.00%, 05/01/2051	849,621
587,343	2.00%, 06/01/2051	460,476
246,683	2.00%, 07/01/2051	193,515
1,395,374	2.00%, 08/01/2051	1,106,883
1,345,990	2.00%, 09/01/2051	1,058,321
2,018,691	2.00%, 03/25/2052(3)	264,241
8,390,996	2.00%, 04/01/2052	6,581,991
412,619	2.25%, 04/01/2033	343,827
995,525	2.50%, 06/25/2045	805,693
6,498	2.50%, 03/25/2046	5,926
584,197	2.50%, 04/01/2050	482,050
570,911	2.50%, 06/01/2050	471,389
4,243,118	2.50%, 07/01/2050	3,516,042
895,123	2.50%, 09/01/2050	737,286
1,441,674	2.50%, 10/01/2050	1,196,211
1,562,547	2.50%, 12/01/2050	1,289,316
357,817	2.50%, 01/01/2051	296,638
2,403,756	2.50%, 02/01/2051	1,981,082
1,532,867	2.50%, 02/25/2051(3)	249,391
2,272,642	2.50%, 04/25/2051(3)	365,590
7,754,114	2.50%, 05/01/2051	6,416,526
The accompanying notes are an integral part of these financial statements.

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.8% - (continued)
	Mortgage-Backed Agencies - 36.8% - (continued)
	Federal National Mortgage Association - 10.2% - (continued)
$ 1,376,171	2.50%, 06/01/2051	$1,131,339
740,096	2.50%, 07/01/2051	610,277
331,853	2.50%, 08/01/2051	276,351
484,582	2.50%, 09/01/2051	399,454
7,190,847	2.50%, 10/01/2051	5,931,390
6,959,724	2.50%, 11/01/2051	5,766,835
2,148,100	2.50%, 12/01/2051	1,773,231
828,657	2.50%, 01/01/2052	685,129
1,192,941	2.50%, 03/01/2052	980,860
472,601	2.50%, 04/01/2052	389,060
2,023,160	2.50%, 06/25/2052(3)	321,739
2,377,078	2.50%, 09/25/2052(3)	387,316
1,148,811	2.50%, 01/01/2057	936,989
414,900	3.00%, 04/25/2033(3)	25,354
144,498	3.00%, 08/01/2033	137,840
1,013,013	3.00%, 06/01/2038	952,635
411,100	3.00%, 11/25/2042	363,502
3,150	3.00%, 02/25/2043	3,070
994,010	3.00%, 06/01/2043	885,360
1,102,593	3.00%, 11/01/2044	973,166
1,037,542	3.00%, 01/25/2045	913,710
59,811	3.00%, 01/25/2046	54,470
815,331	3.00%, 02/25/2047	739,857
289,531	3.00%, 08/25/2049	256,059
106,057	3.00%, 12/01/2049	91,640
359,909	3.00%, 02/01/2050	311,629
1,518,291	3.00%, 07/01/2050	1,316,119
1,401,938	3.00%, 08/01/2050	1,204,378
575,674	3.00%, 10/01/2050	493,018
2,343,391	3.00%, 12/01/2050	2,017,965
706,224	3.00%, 05/01/2051	612,843
174,515	3.00%, 06/01/2051	150,062
1,478,299	3.00%, 07/01/2051	1,269,200
336,689	3.00%, 08/01/2051	290,028
1,153,365	3.00%, 09/01/2051	996,131
2,023,000	3.00%, 10/01/2051	1,738,698
1,912,120	3.00%, 11/01/2051	1,641,632
1,050,148	3.00%, 12/01/2051	901,500
488,499	3.00%, 01/01/2052	418,317
1,614,310	3.00%, 01/25/2052(3)	234,963
608,051	3.00%, 04/01/2052	521,731
752,688	3.00%, 05/01/2052	646,727
23,680	3.00%, 06/01/2052	20,152
559,228	3.00%, 09/01/2052	476,710
1,041,546	3.50%, 07/25/2033(3)	77,606
427,799	3.50%, 08/25/2033(3)	37,414
213,420	3.50%, 04/25/2034(3)	9,069
827,028	3.50%, 05/01/2037	784,709
493,567	3.50%, 11/25/2039(3)	43,164
425,401	3.50%, 10/01/2041	388,166
3,099	3.50%, 05/25/2042	2,938
1,309,837	3.50%, 08/01/2043	1,196,649
48,998	3.50%, 07/25/2044	48,560
191,552	3.50%, 12/01/2045	173,280
181,179	3.50%, 01/01/2046	164,041
131,496	3.50%, 03/01/2046	119,044
671,188	3.50%, 12/01/2046	611,819
231,977	3.50%, 05/01/2047	209,646
1,797,500	3.50%, 09/01/2047	1,613,909
1,727,521	3.50%, 12/01/2047	1,551,070
207,397	3.50%, 01/01/2048	186,205
2,247,308	3.50%, 02/01/2048	2,043,361
72,370	3.50%, 06/01/2048	64,919
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.8% - (continued)
	Mortgage-Backed Agencies - 36.8% - (continued)
	Federal National Mortgage Association - 10.2% - (continued)
$ 357,293	3.50%, 07/01/2048	$322,566
76,456	3.50%, 11/01/2048	68,645
1,178,554	3.50%, 03/25/2049	1,066,825
494,679	3.50%, 04/25/2049	466,718
583,628	3.50%, 06/01/2049	531,712
365,207	3.50%, 09/01/2050	328,547
786,299	3.50%, 11/01/2051	698,342
1,176,068	3.50%, 04/01/2052	1,050,503
650,195	3.50%, 05/01/2056	573,997
536,016	3.50%, 11/25/2057	505,813
965,150	3.50%, 05/01/2058	852,095
915,555	3.50%, 12/25/2058	805,424
532,719	4.00%, 08/01/2038	518,071
2,027	4.00%, 11/01/2040	1,910
25,175	4.00%, 02/01/2041	23,729
324,133	4.00%, 06/01/2041	307,854
3,990	4.00%, 09/01/2041	3,760
6,263	4.00%, 10/01/2041	5,904
150,063	4.00%, 01/01/2042	141,120
190,300	4.00%, 02/01/2042	179,077
51,995	4.00%, 05/01/2042	48,848
2,064	4.00%, 09/01/2042	1,940
776,051	4.00%, 01/01/2043	730,501
16,047	4.00%, 10/01/2043	15,121
1,295,507	4.00%, 12/01/2043	1,220,624
189,834	4.00%, 03/01/2046	177,213
248,071	4.00%, 09/01/2047	230,038
444,770	4.00%, 10/01/2047	412,532
230,418	4.00%, 11/01/2047	213,668
1,419,423	4.00%, 06/01/2048	1,316,206
1,789,630	4.00%, 10/01/2048	1,659,685
677,998	4.00%, 01/01/2049	630,545
1,526,546	4.00%, 04/01/2049	1,401,343
86,531	4.00%, 08/01/2049	80,779
528,728	4.00%, 09/01/2049	488,994
3,190,408	4.00%, 02/25/2050(3)	624,750
1,088,643	4.00%, 04/01/2050	1,008,333
1,646,135	4.00%, 06/25/2050(3)	328,099
1,396,624	4.00%, 09/25/2050(3)	271,038
1,757,427	4.00%, 11/25/2050(3)	359,030
703,603	4.00%, 08/01/2051	654,378
2,011,196	4.00%, 04/01/2052	1,839,916
753,125	4.00%, 06/01/2052	690,188
1,996,519	4.39%, 04/01/2029	1,976,540
1,819,767	4.48%, 02/01/2029	1,808,980
537,728	4.50%, 12/01/2037	528,968
373,824	4.50%, 04/01/2048	357,015
164,782	4.50%, 04/01/2049	157,204
2,329,543	4.50%, 05/25/2049(3)	459,451
709,083	4.50%, 01/01/2051	668,520
1,177,602	4.50%, 08/01/2052	1,110,364
1,296,077	4.50%, 03/01/2053	1,220,698
4,871,192	4.50%, 10/01/2053	4,587,984
215,000	4.75%, 04/01/2028	215,760
1,900,000	4.91%, 01/01/2029	1,918,433
253,758	5.00%, 06/25/2048(3)	38,671
950,880	5.00%, 07/01/2052	921,821
7,661,974	5.00%, 09/01/2052	7,421,875
218,653	5.00%, 10/01/2052	211,620
112,189	5.00%, 11/01/2052	108,628
130,037	5.00%, 12/01/2052	125,778
1,465,000	5.07%, 12/01/2028	1,486,998
2,249,315	5.50%, 11/25/2035	2,211,956
The accompanying notes are an integral part of these financial statements.

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.8% - (continued)
	Mortgage-Backed Agencies - 36.8% - (continued)
	Federal National Mortgage Association - 10.2% - (continued)
$ 843,944	5.50%, 04/01/2038	$852,386
265,277	5.50%, 04/25/2044(3)	41,305
2,234,243	5.50%, 12/25/2051	2,236,219
698,903	5.50%, 10/01/2052	694,433
1,328,906	5.50%, 11/01/2052	1,318,214
2,424,868	5.50%, 12/01/2052	2,405,474
1,310,799	5.50%, 06/01/2053	1,298,681
1,512,041	5.50%, 07/01/2053	1,498,379
24,018,422	5.50%, 11/01/2053	23,759,364
149,831	5.50%, 03/01/2054	148,024
651,282	6.00%, 04/01/2044	660,668
2,042,490	6.00%, 08/25/2044	2,066,049
332,031	6.00%, 01/01/2053	335,683
747,684	6.00%, 05/01/2053	762,659
390,137	6.00%, 11/01/2053	393,518
355,878	6.00%, 01/01/2054	358,602
1,246,844	6.00%, 02/01/2054	1,256,684
674,627	6.00%, 03/01/2054	681,361
1,584,797	6.00%, 05/01/2054	1,597,315
1,347,487	6.00%, 06/01/2054	1,357,317
1,325,697	6.00%, 09/01/2054	1,339,212
		202,945,653
	Government National Mortgage Association - 7.2%
119,209	2.00%, 06/16/2042	108,983
1,202,122	2.00%, 10/20/2050	964,582
3,495,886	2.00%, 12/20/2050	2,804,436
235,731	2.00%, 12/20/2051	188,915
5,679,435	2.00%, 02/20/2052	4,550,667
650,000	2.00%, 03/20/2052	520,813
18,079,989	2.00%, 04/20/2052	14,486,519
330,000	2.00%, 05/20/2052	264,406
614,269	2.00%, 10/20/2052	492,270
32,326	2.50%, 05/20/2040	31,667
1,670,063	2.50%, 10/20/2049	1,449,582
1,253,899	2.50%, 11/20/2049	1,056,092
991,597	2.50%, 03/20/2051	829,667
875,719	2.50%, 09/20/2051	732,712
2,935,593	2.50%, 10/20/2051	2,456,204
18,045,000	2.50%, 02/20/2055(12)	15,085,459
1,262,871	3.00%, 01/16/2044	1,120,243
592,355	3.00%, 02/20/2047	518,422
486,048	3.00%, 05/20/2049	440,899
182,707	3.00%, 03/20/2050	159,791
2,576,303	3.00%, 07/20/2050(3)	311,944
413,728	3.00%, 11/20/2050	361,728
3,744,211	3.00%, 04/20/2051	3,264,573
2,156,507	3.00%, 08/20/2051	1,878,324
1,371,975	3.00%, 09/20/2051	1,194,995
426,255	3.00%, 10/20/2051	371,291
2,955,686	3.00%, 12/20/2051	2,574,411
728,230	3.00%, 02/20/2052	655,109
676,427	3.00%, 04/20/2052	589,170
5,935,000	3.00%, 02/20/2055(12)	5,164,523
199,043	3.50%, 11/20/2042	179,009
703,633	3.50%, 03/20/2044	642,848
445,771	3.50%, 06/20/2046	403,839
97,647	3.50%, 07/20/2046	88,462
102,904	3.50%, 10/20/2046	93,223
450,954	3.50%, 02/20/2047	408,534
120,734	3.50%, 05/20/2047	109,376
123,209	3.50%, 07/20/2047	111,617
90,566	3.50%, 11/20/2047	82,045
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.8% - (continued)
	Mortgage-Backed Agencies - 36.8% - (continued)
	Government National Mortgage Association - 7.2% - (continued)
$ 110,537	3.50%, 03/20/2048	$99,901
523,019	3.50%, 02/20/2049	473,853
1,209,599	3.50%, 06/20/2049	1,089,867
2,949,636	3.50%, 11/20/2049	2,655,026
316,592	3.50%, 12/20/2049	285,471
191,972	3.50%, 01/20/2050	173,106
738,965	3.50%, 06/20/2050	666,316
2,970,414	3.50%, 02/20/2051	2,674,684
1,134,830	3.50%, 11/20/2052	1,002,525
1,651,604	3.50%, 01/20/2053	1,478,512
3,975,000	3.50%, 02/20/2055(12)	3,556,693
268,810	3.88%, 08/15/2042	252,305
889,449	4.00%, 09/16/2042(3)	210,197
277,735	4.00%, 09/20/2042(3)	33,735
195,979	4.00%, 12/20/2044(3)	36,694
421,980	4.00%, 08/20/2045	397,541
572,576	4.00%, 09/20/2047	535,069
2,446,668	4.00%, 11/20/2047	2,285,525
362,958	4.00%, 12/20/2047	338,815
934,586	4.00%, 02/20/2048	871,771
15,770	4.00%, 04/20/2048	14,677
825,354	4.00%, 07/20/2048	769,657
3,005,000	4.00%, 02/20/2055(12)	2,766,948
823,855	4.50%, 02/20/2040	800,542
740,011	4.50%, 05/20/2041	718,531
614,540	4.50%, 06/16/2043(3)	115,735
297,828	4.50%, 05/20/2045(3)	59,080
439,258	4.50%, 08/20/2045(3)	83,297
487,602	4.50%, 12/16/2046(3)	70,920
324,456	4.50%, 05/20/2048(3)	48,444
211,213	4.50%, 06/20/2048(3)	37,543
154,774	4.50%, 05/20/2052	146,721
650,472	4.50%, 08/20/2052	616,425
592,335	4.50%, 09/20/2052	561,239
2,678,909	4.50%, 10/20/2052	2,537,860
2,382,284	4.50%, 11/20/2052	2,256,608
23,620,000	4.50%, 02/20/2055(12)	22,335,663
588,338	5.00%, 05/20/2040	586,931
468,686	5.00%, 06/20/2040	467,565
183,232	5.00%, 07/20/2040	182,902
259,011	5.00%, 12/20/2043(3)	45,873
1,200,523	5.00%, 07/16/2044(3)	191,427
222,675	5.00%, 11/16/2046(3)	35,962
220,236	5.00%, 06/16/2047(3)	39,012
2,374,196	5.00%, 10/20/2047(3)	449,463
291,231	5.00%, 11/16/2047(3)	57,527
784,410	5.00%, 11/20/2049	771,229
9,027,500	5.00%, 02/20/2055(12)	8,772,191
203,986	5.50%, 02/20/2044(3)	10,145
162,498	5.50%, 09/15/2045	165,574
233,755	5.50%, 09/20/2045(3)	45,699
5,050,000	5.50%, 02/20/2055(12)	5,013,703
6,744,298	6.00%, 10/20/2054	6,808,893
		143,448,942
	Uniform Mortgage-Backed Security - 7.3%
500,000	1.50%, 02/01/2055(12)	369,141
275,000	2.00%, 02/01/2040(12)	244,403
20,967,000	2.00%, 02/01/2055(12)	16,318,223
24,061,000	2.50%, 02/01/2055(12)	19,607,245
1,075,000	3.00%, 02/01/2055(12)	914,112
232,000	3.50%, 02/01/2055(12)	205,266
6,580,000	3.50%, 03/01/2055(12)	5,818,416
The accompanying notes are an integral part of these financial statements.

71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.8% - (continued)
	Mortgage-Backed Agencies - 36.8% - (continued)
	Uniform Mortgage-Backed Security - 7.3% - (continued)
$ 5,566,000	4.00%, 02/01/2055(12)	$5,089,411
31,275,000	4.50%, 02/01/2055(12)	29,430,263
4,600,000	5.00%, 03/01/2054(12)	4,437,038
4,605,000	5.00%, 02/01/2055(12)	4,446,538
2,310,000	5.50%, 02/01/2055(12)	2,281,248
23,172,000	6.00%, 02/01/2055(12)	23,329,439
23,845,000	6.00%, 03/01/2055(12)	23,972,548
995,000	6.50%, 02/01/2055(12)	1,020,069
3,895,000	7.00%, 02/01/2055(12)	4,071,551
3,895,000	7.00%, 03/01/2055(12)	4,052,989
		145,607,900
	Total U.S. Government Agencies (cost $753,639,661)	$733,175,285
U.S. GOVERNMENT SECURITIES - 31.3%
	U.S. Treasury Securities - 31.3%
	U.S. Treasury Bonds - 10.7%
35,940,000	1.25%, 05/15/2050	$17,063,076
19,520,000	1.63%, 11/15/2050	10,190,050
5,795,000	2.50%, 02/15/2045	4,033,637
8,585,000	2.75%, 11/15/2042	6,439,756
3,895,000	2.88%, 08/15/2045	2,883,365
56,000	2.88%, 05/15/2052	39,159
3,325,000	3.00%, 11/15/2045	2,508,557
1,395,000	3.00%, 02/15/2048	1,026,742
23,885,000	3.00%, 08/15/2052(13)	17,137,488
3,365,000	3.13%, 02/15/2043	2,666,368
2,645,000	3.13%, 08/15/2044	2,061,240
13,195,000	3.13%, 05/15/2048	9,915,836
25,825,000	3.38%, 08/15/2042	21,403,478
6,010,000	3.38%, 05/15/2044	4,887,351
55,565,000	3.38%, 11/15/2048	43,555,580
8,720,000	3.63%, 08/15/2043	7,410,978
8,845,000	3.63%, 02/15/2044	7,484,390
30,905,000	3.63%, 05/15/2053	25,139,286
14,072,400	4.13%, 08/15/2044	12,766,305
1,455,000	4.13%, 08/15/2053	1,295,859
5,405,000	4.25%, 08/15/2054	4,927,840
8,905,000	4.50%, 11/15/2054	8,482,013
		213,318,354
	U.S. Treasury Inflation-Indexed Bonds - 2.4%
15,057,376	0.25%, 02/15/2050(14)	8,940,112
734,159	0.63%, 02/15/2043(14)	548,447
19,659,200	0.75%, 02/15/2042(14)	15,365,207
10,236,072	0.75%, 02/15/2045(14)	7,565,854
3,621,762	1.00%, 02/15/2046(14)	2,781,252
13,625,292	1.38%, 02/15/2044(14)	11,560,295
		46,761,167
	U.S. Treasury Inflation-Indexed Notes - 1.2%
2,025,699	1.38%, 07/15/2033(14)	1,923,653
23,391,200	1.75%, 01/15/2034(14)	22,736,712
		24,660,365
	U.S. Treasury Notes - 17.0%
16,965,000	1.38%, 11/15/2031(15)	13,935,157
17,865,000	2.75%, 08/15/2032	15,915,203
21,610,000	3.50%, 02/15/2033	20,171,584
28,730,000	3.63%, 05/31/2028	28,159,889
32,410,000	3.75%, 06/30/2030	31,441,498
10,645,000	3.88%, 08/15/2033	10,168,054
22,705,000	3.88%, 08/15/2034	21,537,821
21,610,000	4.00%, 01/31/2029	21,367,732
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 31.3% - (continued)
	U.S. Treasury Securities - 31.3% - (continued)
	U.S. Treasury Notes - 17.0% - (continued)
$ 25,115,000	4.00%, 02/15/2034		$24,130,021
4,125,000	4.13%, 10/31/2029		4,088,423
16,790,000	4.13%, 03/31/2031		16,525,033
46,630,000	4.13%, 11/30/2031		45,755,687
17,360,000	4.38%, 11/30/2030		17,337,622
53,550,000	4.50%, 04/15/2027		53,863,770
14,405,000	4.50%, 11/15/2033		14,385,306
			338,782,800
	Total U.S. Government Securities (cost $675,778,080)		$623,522,686
	Total Long-Term Investments (cost $2,264,952,089)		$2,171,162,479
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
3,524,098	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2025 at 4.34%, due on 02/03/2025 with a maturity value of $3,525,373; collateralized by U.S. Treasury Note at 4.63%, maturing 06/15/2027, with a market value of $3,594,632		$3,524,098
	Securities Lending Collateral - 0.0%
226,241	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.31%(16)		226,241
754,139	HSBC U.S. Government Money Market Fund, Institutional Class, 4.31%(16)		754,139
226,242	Invesco Government & Agency Portfolio, Institutional Class, 4.31%(16)		226,242
226,242	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.31%(16)		226,242
			1,432,864
	Total Short-Term Investments (cost $4,956,962)		$4,956,962
	Total Investments (cost $2,269,909,051)	109.3%	$2,176,119,441
	Other Assets and Liabilities	(9.3)%	(185,134,264)
	Net Assets	100.0%	$1,990,985,177
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2025, the aggregate value of these securities was
$503,666,913, representing 25.3% of net assets.

The accompanying notes are an integral part of these financial statements.

72

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the aggregate value of these securities was $24,122,181, representing 1.2% of net assets.

(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Security disclosed is principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Represents or includes a TBA transaction.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2025, the market value of securities pledged was $6,601,000.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2025, the market value of securities pledged was $6,267,330.
(16)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	904	03/17/2025	$63,331,391	$(1,201,111)
U.S. Treasury 5-Year Note Future	114	03/31/2025	12,128,531	36,694
U.S. Treasury Long Bond Future	42	03/20/2025	4,784,062	(114,906)
U.S. Treasury Ultra Bond Future	261	03/20/2025	30,920,344	257,697
Total				$(1,021,626)
Short position contracts:
Canadian 10-Year Bond Future	(786)	03/20/2025	$(67,259,782)	$(1,614,454)
Euro BUXL 30-Year Bond Future	(25)	03/06/2025	(3,350,469)	309,248
Euro-BUND Future	(73)	03/06/2025	(10,056,562)	331,981
U.S. Treasury 2-Year Note Future	(721)	03/31/2025	(148,255,625)	(234,446)
U.S. Treasury 10-Year Note Future	(923)	03/20/2025	(100,462,781)	(717,029)
U.S. Treasury 10-Year Ultra Future	(270)	03/20/2025	(30,071,250)	(189,857)
Total				$(2,114,557)
Total futures contracts				$(3,136,183)

TBA Sale Commitments Outstanding at January 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.50%	$2,595,000	02/01/2055	$(2,114,659)	$(43,119)
Uniform Mortgage-Backed Security, 2.50%	780,000	11/01/2051	(635,437)	(2,632)
Uniform Mortgage-Backed Security, 3.50%(1)	2,400,000	02/01/2055	(2,123,438)	—
Uniform Mortgage-Backed Security, 4.00%	13,231,000	03/01/2055	(12,089,309)	56,690
Uniform Mortgage-Backed Security, 4.00%	5,566,000	02/01/2055	(5,089,411)	(41,745)
Uniform Mortgage-Backed Security, 4.50%(1)	11,501,000	02/01/2055	(10,822,621)	(87,964)
Uniform Mortgage-Backed Security, 4.50%	5,750,000	03/01/2055	(5,406,572)	(17,744)
Uniform Mortgage-Backed Security, 5.50%	27,400,000	02/01/2055	(27,058,954)	(141,130)
Uniform Mortgage-Backed Security, 6.50%	980,000	03/01/2055	(1,002,700)	(4,478)
The accompanying notes are an integral part of these financial statements.

73

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2025 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 6.50%(1)	$1,975,000	02/01/2055	$(2,024,760)	$(14,734)
Uniform Mortgage-Backed Security, 7.00%	3,895,000	02/01/2055	(4,071,551)	(10,101)
Total TBA sale commitments (proceeds receivable $72,132,455)			$(72,439,412)	$(306,957)
At January 31, 2025, the aggregate market value of TBA Sale Commitments represents (3.6)% of total net assets.

(1)	At January 31, 2025, the counterparty had deposited in a segregated account securities with a value of $275,569 in connection with TBA Sale Commitments.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	11,075,000	05/31/2029	Annual	$—	$—	$148,205	$148,205
3.83% Fixed	12 Mo. USD SOFR	USD	5,500,000	02/15/2034	Annual	—	—	133,985	133,985
4.16% Fixed	12 Mo. USD SOFR	USD	35,970,000	03/19/2045	Annual	—	(70,037)	(29,910)	40,127
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,944	—	1,011,923	1,008,979
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	44,034	—	851,042	807,008
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(35,287)	525,177	560,464
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	36,455	—	627,650	591,195
3.75% Fixed	12 Mo. USD SOFR	USD	3,325,000	12/18/2054	Annual	4,895	—	146,702	141,807
Total centrally cleared interest rate swaps contracts						$88,328	$(105,324)	$3,414,774	$3,431,770

Foreign Currency Contracts Outstanding at January 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
445,000	EUR	455,828	USD	SSG	03/19/2025	$7,816
1,331,000	EUR	1,389,853	USD	JPM	03/19/2025	(3,090)
3,869,894	USD	23,599,000	BRL	GSC	03/19/2025	(130,776)
23,390,878	USD	22,144,000	EUR	DEUT	03/19/2025	319,149
1,471,422	USD	1,405,000	EUR	SSG	03/19/2025	7,559
Total foreign currency contracts						$200,658
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

74

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$343,841,850	$—	$343,841,850	$—
Corporate Bonds	409,258,500	—	409,258,500	—
Foreign Government Obligations	51,569,843	—	51,569,843	—
Municipal Bonds	9,794,315	—	9,794,315	—
U.S. Government Agencies	733,175,285	—	733,175,285	—
U.S. Government Securities	623,522,686	—	623,522,686	—
Short-Term Investments	4,956,962	1,432,864	3,524,098	—
Foreign Currency Contracts(2)	334,524	—	334,524	—
Futures Contracts(2)	935,620	935,620	—	—
Swaps - Interest Rate(2)	3,431,770	—	3,431,770	—
Total	$2,180,821,355	$2,368,484	$2,178,452,871	$—
Liabilities
Foreign Currency Contracts(2)	$(133,866)	$—	$(133,866)	$—
Futures Contracts(2)	(4,071,803)	(4,071,803)	—	—
TBA Sale Commitments	(72,439,412)	—	(72,439,412)	—
Total	$(76,645,081)	$(4,071,803)	$(72,573,278)	$—

(1)	For the six-month period ended January 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

75

Hartford Active ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
KC	Kansas City
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

76

Hartford Active ETFs
 Statements of Assets and Liabilities
January 31, 2025 (Unaudited)

	Hartford AAA CLO ETF	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Quality Value ETF
Assets:
Investments in securities, at market value(1)	$94,230,847	$314,035,516	$130,296,464	$501,122,552	$173,872,734
Repurchase agreements	786,308	539,036	36,432	7,284,794	—
Cash	3,056,062	2,458,132	143,579	28,348,114	3,600,922
Cash collateral due from broker on swap contracts	—	451,891	—	—	—
Cash collateral held for securities on loan	—	5,090	—	—	—
Foreign currency	—	85	—	—	—
Receivables:
Investment securities sold	—	6,780,257	532,937	1,272,329	—
Fund shares sold	—	—	607,989	—	—
Dividends and interest	259,693	2,255,488	6,134	4,540,440	152,472
Securities lending income	—	226	—	—	15
Variation margin on futures contracts	—	52,546	—	—	—
Tax reclaims	—	951	—	—	88,953
Total assets	98,332,910	326,579,218	131,623,535	542,568,229	177,715,096
Liabilities:
Obligation to return securities lending collateral	—	101,808	—	—	—
Cash collateral due to broker on TBA sale commitments	—	8,000	—	—	—
Payables:
Investment securities purchased	520,000	41,683,446	838,505	22,937,321	—
Investment management fees	19,009	69,489	64,193	124,920	66,269
Variation margin on centrally cleared swap contracts	—	399,803	—	—	—
Distributions payable	423,575	911,594	—	1,226,033	—
Total liabilities	962,584	43,174,140	902,698	24,288,274	66,269
Net assets	$97,370,326	$283,405,078	$130,720,837	$518,279,955	$177,648,827
Summary of Net Assets:
Paid-in-capital	$99,097,311	$327,863,956	$87,222,828	$529,779,129	$126,978,568
Distributable earnings (loss)	(1,726,985)	(44,458,878)	43,498,009	(11,499,174)	50,670,259
Net assets	97,370,326	283,405,078	130,720,837	518,279,955	177,648,827
Net asset value per share	38.95	34.56	24.32	38.68	25.53
Shares issued and outstanding	2,500,000	8,200,000	5,375,000	13,400,000	6,959,258
Cost of investments	$94,845,513	$332,398,657	$90,577,974	$512,065,079	$131,231,894
Cost of foreign currency	$—	$88	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$—	$99,651	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

77

Hartford Active ETFs
 Statements of Assets and Liabilities – (continued)
January 31, 2025 (Unaudited)

	Hartford Schroders Commodity Strategy ETF (Consolidated)	Hartford Schroders Tax-Aware Bond ETF	Hartford Strategic Income ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$8,370,049	$446,366,068	$76,082,720	$2,172,595,343
Repurchase agreements	—	—	—	3,524,098
Cash	904,721	4,137,995	1,943,433	17,025,068
Cash collateral due from broker on futures contracts	856,133	—	—	—
Cash collateral held for securities on loan	—	—	—	75,414
Foreign currency	—	—	1,145,261	1,195,344
Unrealized appreciation on foreign currency contracts	—	—	87,060	334,524
Receivables:
Investment securities sold	—	—	40,105	189,021,734
Fund shares sold	—	—	—	8,351,479
Dividends and interest	—	5,271,466	755,813	15,569,574
Securities lending income	—	—	70	1,930
Variation margin on centrally cleared swap contracts	—	—	15,155	505,858
Tax reclaims	—	—	15,184	12,801
Total assets	10,130,903	455,775,529	80,084,801	2,408,213,167
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	16,237	133,866
Obligation to return securities lending collateral	—	—	—	1,508,278
Cash collateral due to broker on TBA sale commitments	—	—	—	930,949
TBA sale commitments, at market value	—	—	—	72,439,412
Unfunded loan commitments	—	—	20,810	—
Payables:
Investment securities purchased	—	5,321,620	3,741,169	334,613,580
Investment management fees	4,861	147,707	30,782	483,769
Accounting services fees	35	—	—	—
Variation margin on futures contracts	75,320	—	64,028	234,426
Distributions payable	—	1,306,022	339,630	6,883,710
Accrued expenses	434	—	—	—
Other liabilities	5,198	—	—	—
Total liabilities	85,848	6,775,349	4,212,656	417,227,990
Net assets	$10,045,055	$449,000,180	$75,872,145	$1,990,985,177
Summary of Net Assets:
Paid-in-capital	$10,278,363	$458,295,162	$82,749,721	$2,177,866,905
Distributable earnings (loss)	(233,308)	(9,294,982)	(6,877,576)	(186,881,728)
Net assets	10,045,055	449,000,180	75,872,145	1,990,985,177
Net asset value per share	14.88	19.31	34.49	33.41
Shares issued and outstanding	675,000	23,250,000	2,200,000	59,600,000
Cost of investments	$8,353,015	$449,266,870	$77,093,004	$2,269,909,051
Cost of foreign currency	$—	$—	$1,145,125	$1,193,405
Proceeds of TBA sale commitments	$—	$—	$—	$72,132,455
(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$1,474,875
The accompanying notes are an integral part of these financial statements.

78

Hartford Active ETFs
 Statements of Operations
For the Six-Month Period Ended January 31, 2025 (Unaudited)

	Hartford AAA CLO ETF	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Quality Value ETF
Investment Income:
Dividends	$—	$—	$216,517	$—	$2,283,263
Interest	2,858,884	6,099,517	31,195	8,443,679	66,042
Securities lending — net	—	2,713	106	—	2,187
Less: Foreign tax withheld	—	(27)	—	—	(17,285)
Total investment income, net	2,858,884	6,102,203	247,818	8,443,679	2,334,207
Expenses:
Investment management fees	106,899	409,066	390,494	691,147	405,591
Total expenses	106,899	409,066	390,494	691,147	405,591
Net Investment Income (Loss)	2,751,985	5,693,137	(142,676)	7,752,532	1,928,616
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(18,318)	(955,532)(1)	21,512,311 (1)	(1,009,490)	6,873,766 (1)
Futures contracts	—	(710,464)	—	—	—
Written options contracts	—	46,542	—	—	—
Swap contracts	—	(152,183)	—	—	—
Other foreign currency transactions	—	—	—	—	(914)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(18,318)	(1,771,637)	21,512,311	(1,009,490)	6,872,852
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	107,923	(2,829,412)	1,725,547	(802,100)	(977,197)
Futures contracts	—	140,486	—	—	—
Swap contracts	—	239,922	—	—	—
Translation of other assets and liabilities in foreign currencies	—	(3)	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	107,923	(2,449,007)	1,725,547	(802,100)	(977,197)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	89,605	(4,220,644)	23,237,858	(1,811,590)	5,895,655
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,841,590	$1,472,493	$23,095,182	$5,940,942	$7,824,271

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

79

Hartford Active ETFs
 Statements of Operations – (continued)
For the Six-Month Period Ended January 31, 2025 (Unaudited)

	Hartford Schroders Commodity Strategy ETF (Consolidated)	Hartford Schroders Tax-Aware Bond ETF	Hartford Strategic Income ETF	Hartford Total Return Bond ETF
Investment Income:
Dividends	$1,362	$—	$12,836	$—
Interest	221,922	8,372,473	2,026,595	44,354,172
Securities lending — net	—	—	493	3,189
Less: Foreign tax withheld	(129)	—	(1,427)	(738)
Total investment income, net	223,155	8,372,473	2,038,497	44,356,623
Expenses:
Investment management fees	33,948	818,033	164,969	2,730,803
Custodian fees	587	—	—	—
Accounting services fees	151	—	—	—
Total expenses (before waivers, reimbursements and fees paid indirectly)	34,686	818,033	164,969	2,730,803
Expense waivers	(738)	—	—	—
Management fee waivers	(4,092)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(4,830)	—	—	—
Total expenses	29,856	818,033	164,969	2,730,803
Net Investment Income (Loss)	193,299	7,554,440	1,873,528	41,625,820
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	17,919	2,527,713	(100,883)	1,952,142 (1)
Purchased options contracts	(10,293)	—	—	—
Futures contracts	(573,157)	—	(173,330)	(4,978,420)
Written options contracts	—	—	—	439,676
Swap contracts	—	—	265,754	(1,315,679)
Foreign currency contracts	—	—	404,607	1,064,678
Other foreign currency transactions	(101)	—	(35,381)	(109,994)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(565,632)	2,527,713	360,767	(2,947,597)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(21,874)	(7,340,314)	222,122	(33,980,041)
Purchased options contracts	261	—	—	—
Futures contracts	925,902	—	(336,462)	(3,888,893)
Swap contracts	—	—	224,519	2,486,199
Foreign currency contracts	—	—	98,813	205,798
Translation of other assets and liabilities in foreign currencies	(7)	—	(6,425)	(14,666)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	904,282	(7,340,314)	202,567	(35,191,603)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	338,650	(4,812,601)	563,334	(38,139,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	$531,949	$2,741,839	$2,436,862	$3,486,620

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

80

Hartford Active ETFs
 Statements of Changes in Net Assets

	Hartford AAA CLO ETF		Hartford Core Bond ETF
	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$2,751,985	$5,132,116	$5,693,137	$10,193,950
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(18,318)	(712,415)	(1,771,637)	(4,032,924)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	107,923	2,735,590	(2,449,007)	10,055,366
Net Increase (Decrease) in Net Assets Resulting from Operations	2,841,590	7,155,291	1,472,493	16,216,392
Distributions to Shareholders	(2,941,531)	(4,989,643)	(6,226,147)	(10,127,908)
Fund Share Transactions:
Sold	17,564,681	80,622,231	22,821,570	65,266,301
Redeemed	(3,905,550)	(44,788,251)	(3,447,158)	(53,803,040)
Other Capital	11,809	51,365	12,354	26,663
Net increase (decrease) from capital share transactions	13,670,940	35,885,345	19,386,766	11,489,924
Net Increase (Decrease) in Net Assets	13,570,999	38,050,993	14,633,112	17,578,408
Net Assets:
Beginning of period	83,799,327	45,748,334	268,771,966	251,193,558
End of period	$97,370,326	$83,799,327	$283,405,078	$268,771,966
The accompanying notes are an integral part of these financial statements.

81

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Large Cap Growth ETF		Hartford Municipal Opportunities ETF
	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$(142,676)	$(210,044)	$7,752,532	$12,905,411
Net realized gain (loss) on investments	21,512,311	5,709,859	(1,009,490)	(551,005)
Net changes in unrealized appreciation (depreciation) of investments	1,725,547	21,516,765	(802,100)	8,310,517
Net Increase (Decrease) in Net Assets Resulting from Operations	23,095,182	27,016,580	5,940,942	20,664,923
Distributions to Shareholders	—	—	(8,110,219)	(12,686,167)
Fund Share Transactions:
Sold	28,440,876	1,269,158	82,635,529	69,372,185
Redeemed	(45,695,542)	(418,147)	(981,002)	(15,152,214)
Other Capital	249	29	50,170	50,715
Net increase (decrease) from capital share transactions	(17,254,417)	851,040	81,704,697	54,270,686
Net Increase (Decrease) in Net Assets	5,840,765	27,867,620	79,535,420	62,249,442
Net Assets:
Beginning of period	124,880,072	97,012,452	438,744,535	376,495,093
End of period	$130,720,837	$124,880,072	$518,279,955	$438,744,535
The accompanying notes are an integral part of these financial statements.

82

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Quality Value ETF(1)			Hartford Schroders Commodity Strategy ETF (Consolidated)
	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Period Ended July 31, 2024(2)	For the Year Ended October 31, 2023	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$1,928,616	$3,276,774	$4,548,697	$193,299	$539,205
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,872,852	12,970,482	1,553,830	(565,632)	135,226
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(977,197)	19,415,461	(10,410,498)	904,282	(1,382,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,824,271	35,662,717	(4,307,971)	531,949	(707,855)
Distributions to Shareholders	(6,565,269)	(4,889,088)	(15,608,432)	(434,427)	(875,001)
Fund Share Transactions:(3)
Sold	21,478,547	23,096,821	179,997,849	364,850	—
Issued on reinvestment of distributions	—	—	15,400,431	—	—
Redeemed	(22,831,770)	(37,907,914)	(258,575,478)	(734,453)	(4,054,478)
Other Capital	—	—	—	110	405
Net increase (decrease) from capital share transactions	(1,353,223)	(14,811,093)	(63,177,198)	(369,493)	(4,054,073)
Net Increase (Decrease) in Net Assets	(94,221)	15,962,536	(83,093,601)	(271,971)	(5,636,929)
Net Assets:
Beginning of period	177,743,048	161,780,512	244,874,113	10,317,026	15,953,955
End of period	$177,648,827	$177,743,048	$161,780,512	$10,045,055	$10,317,026

(1)
As of October 13, 2023, the Hartford Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the
"Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(2)	Effective June 1, 2024, the Hartford Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).
(3)	Reflects the Reorganization from Hartford Quality Value Fund as of October 13, 2023. See Note 1 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

83

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond ETF		Hartford Strategic Income ETF
	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$7,554,440	$8,617,375	$1,873,528	$3,252,110
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,527,713	(2,944,869)	360,767	(884,384)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(7,340,314)	7,017,065	202,567	3,274,978
Net Increase (Decrease) in Net Assets Resulting from Operations	2,741,839	12,689,571	2,436,862	5,642,704
Distributions to Shareholders	(7,746,899)	(8,417,815)	(2,500,702)	(3,702,553)
Fund Share Transactions:
Sold	108,781,925	246,151,269	19,158,372	6,702,200
Redeemed	(13,520,166)	(34,167,302)	—	(5,063,636)
Other Capital	93,188	207,422	16,661	10,563
Net increase (decrease) from capital share transactions	95,354,947	212,191,389	19,175,033	1,649,127
Net Increase (Decrease) in Net Assets	90,349,887	216,463,145	19,111,193	3,589,278
Net Assets:
Beginning of period	358,650,293	142,187,148	56,760,952	53,171,674
End of period	$449,000,180	$358,650,293	$75,872,145	$56,760,952
The accompanying notes are an integral part of these financial statements.

84

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond ETF
	For the Six-Month Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment income (loss)	$41,625,820	$62,856,261
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(2,947,597)	(4,751,056)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(35,191,603)	42,476,042
Net Increase (Decrease) in Net Assets Resulting from Operations	3,486,620	100,581,247
Distributions to Shareholders	(43,310,952)	(62,097,166)
Fund Share Transactions:
Sold	358,839,274	542,784,597
Redeemed	(13,380,428)	(89,360,062)
Other Capital	99,935	230,048
Net increase (decrease) from capital share transactions	345,558,781	453,654,583
Net Increase (Decrease) in Net Assets	305,734,449	492,138,664
Net Assets:
Beginning of period	1,685,250,728	1,193,112,064
End of period	$1,990,985,177	$1,685,250,728
The accompanying notes are an integral part of these financial statements.

85

Hartford Active ETFs
Financial Highlights

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford AAA CLO ETF
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$38.98	$1.21	$0.03	$1.24	$0.01	$(1.28)	$—	$(1.28)	$38.95	3.26%(5)	$97,370	0.24%(6)	0.24%(6)	6.18%(6)	26%
For the Year Ended July 31, 2024
$38.12	$2.23	$0.70	$2.93	$0.02	$(2.09)	$—	$(2.09)	$38.98	7.90%	$83,799	0.26%	0.26%	5.76%	171%
For the Year Ended July 31, 2023
$38.50	$1.31	$(0.34)	$0.97	$0.01	$(1.36)	$—	$(1.36)	$38.12	2.63%	$45,748	0.29%	0.29%	3.43%	14%
For the Year Ended July 31, 2022
$41.03	$0.77	$(2.41)	$(1.64)	$0.01	$(0.85)	$(0.05)	$(0.90)	$38.50	(4.01)%	$82,775	0.29%	0.29%	1.92%	41%(7)
For the Year Ended July 31, 2021
$40.88	$0.90	$0.17	$1.07	$0.02	$(0.94)	$—	$(0.94)	$41.03	2.69%	$129,241	0.29%	0.29%	2.20%	41%(7)
For the Year Ended July 31, 2020
$40.70	$1.29 (8)	$0.20 (8)	$1.49	$0.02	$(1.33)	$—	$(1.33)	$40.88	3.78%	$87,882	0.29%	0.29%	3.19%(8)	29%(7)
Hartford Core Bond ETF
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$35.13	$0.72	$(0.52)	$0.20	$0.00 (9)	$(0.77)	$—	$(0.77)	$34.56	0.57%(5)	$283,405	0.29%(6)	0.29%(6)	4.04%(6)	25%(10)
For the Year Ended July 31, 2024
$34.41	$1.36	$0.71	$2.07	$0.00 (9)	$(1.35)	$—	$(1.35)	$35.13	6.19%(11)	$268,772	0.29%	0.29%	3.98%	43%(10)
For the Year Ended July 31, 2023
$36.62	$1.03	$(2.25)	$(1.22)	$0.00 (9)	$(0.99)	$—	$(0.99)	$34.41	(3.29)%	$251,194	0.29%	0.29%	2.97%	60%(10)
For the Year Ended July 31, 2022
$41.48	$0.55	$(4.72)	$(4.17)	$0.01	$(0.56)	$(0.14)	$(0.70)	$36.62	(10.11)%	$247,163	0.29%	0.29%	1.42%	36%(10)
For the Year Ended July 31, 2021
$42.52	$0.44	$(0.73)	$(0.29)	$0.03	$(0.45)	$(0.33)	$(0.78)	$41.48	(0.59)%	$265,503	0.29%	0.29%	1.06%	30%(10)
For the Period Ended July 31, 2020(12)
$40.00	$0.21	$2.50	$2.71	$0.05	$(0.24)	$—	$(0.24)	$42.52	6.91%(5)	$138,187	0.29%(6)	0.29%(6)	1.19%(6)	26%(10)
Hartford Large Cap Growth ETF
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$20.47	$(0.02)	$3.87	$3.85	$0.00 (9)	$—	$—	$—	$24.32	18.81%(5)	$130,721	0.59%(6)	0.59%(6)	(0.22)%(6)	24%
For the Year Ended July 31, 2024
$16.04	$(0.03)	$4.46	$4.43	$0.00 (9)	$—	$—	$—	$20.47	27.62%(11)	$124,880	0.59%	0.59%	(0.20)%	97%
For the Year Ended July 31, 2023
$12.95	$(0.01)	$3.10	$3.09	$0.00 (9)	$—	$—	$—	$16.04	23.86%	$97,012	0.59%	0.59%	(0.07)%	103%
For the Period Ended July 31, 2022(13)
$20.00	$(0.04)	$(7.01)	$(7.05)	$0.00 (9)	$—	$—	$—	$12.95	(35.25)%(5)	$78,370	0.59%(6)	0.59%(6)	(0.38)%(6)	90%
Hartford Municipal Opportunities ETF
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$38.83	$0.64	$(0.14)	$0.50	$0.00 (9)	$(0.65)	$—	$(0.65)	$38.68	1.30%(5)	$518,280	0.29%(6)	0.29%(6)	3.25%(6)	20%
For the Year Ended July 31, 2024
$38.03	$1.25	$0.77	$2.02	$0.00 (9)	$(1.22)	$—	$(1.22)	$38.83	5.42%	$438,745	0.29%	0.29%	3.26%	38%
The accompanying notes are an integral part of these financial statements.

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Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Municipal Opportunities ETF – (continued)
For the Year Ended July 31, 2023
$38.78	$1.05	$(0.81)	$0.24	$0.01	$(1.00)	$—	$(1.00)	$38.03	0.70%	$376,495	0.29%	0.29%	2.79%	16%
For the Year Ended July 31, 2022
$42.32	$0.69	$(3.56)	$(2.87)	$0.01	$(0.68)	$—	$(0.68)	$38.78	(6.80)%	$269,489	0.29%	0.29%	1.73%	37%
For the Year Ended July 31, 2021
$42.52	$0.80	$0.98	$1.78	$0.01	$(0.79)	$(1.20)	$(1.99)	$42.32	4.40%	$201,043	0.29%	0.29%	1.92%	17%
For the Year Ended July 31, 2020
$41.72	$1.04 (8)	$0.95 (8)	$1.99	$0.02	$(1.06)	$(0.15)	$(1.21)	$42.52	4.90%	$106,291	0.29%	0.29%	2.49%(8)	67%
Hartford Quality Value ETF
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$25.36	$0.28	$0.85	$1.13	$—	$(0.53)	$(0.43)	$(0.96)	$25.53	4.59%(5)	$177,649	0.45%(6)	0.45%(6)	2.14%(6)	8%
For the Period Ended July 31, 2024(14)
$21.12	$0.45	$4.45	$4.90	$—	$(0.62)	$(0.04)	$(0.66)	$25.36	23.55%	$177,743	0.45%	0.45%	2.56%	51%
For the Year Ended October 31, 2023(15)
$23.22	$0.38	$(0.89)	$(0.51)	$—	$(0.47)	$(1.12)	$(1.59)	$21.12	(2.60)%	$161,781	0.51%	0.46%	1.75%	30%
For the Year Ended October 31, 2022
$25.84	$0.49	$(1.39)	$(0.90)	$—	$(0.47)	$(1.25)	$(1.72)	$23.22	(3.78)%	$12,495	0.55%	0.46%	2.07%	24%
For the Year Ended October 31, 2021
$18.31	$0.45	$7.62	$8.07	$—	$(0.54)	$—	$(0.54)	$25.84	44.84%	$12,182	0.56%	0.46%	1.92%	21%
For the Year Ended October 31, 2020
$20.83	$0.50	$(1.82)	$(1.32)	$—	$(0.61)	$(0.59)	$(1.20)	$18.31	(6.94)%	$8,975	0.58%	0.46%	2.64%	26%
For the Year Ended October 31, 2019
$19.77	$0.48	$1.92	$2.40	$—	$(0.36)	$(0.98)	$(1.34)	$20.83	13.58%	$11,040	0.55%	0.46%	2.52%	23%
Hartford Schroders Commodity Strategy ETF (Consolidated)
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$14.74	$0.29	$0.49	$0.78	$0.00 (9)	$(0.64)	$—	$(0.64)	$14.88	5.54%(5)	$10,045	0.69%(6)	0.59%(6)	3.82%(6)	258%
For the Year Ended July 31, 2024
$16.36	$0.64	$(1.29)	$(0.65)	$0.00 (9)	$(0.97)	$—	$(0.97)	$14.74	(3.85)%	$10,317	0.67%	0.59%	4.18%	328%
For the Year Ended July 31, 2023
$25.03	$0.43	$(2.83)	$(2.40)	$0.00 (9)	$(6.27)	$—	$(6.27)	$16.36	(11.63)%	$15,954	1.02%	0.87%	2.42%	134%
For the Period Ended July 31, 2022(16)
$20.00	$(0.09)	$5.11	$5.02	$0.01	$—	$—	$—	$25.03	25.15%(5)	$58,823	1.05%(6)	0.89%(6)	(0.43)%(6)	407%
Hartford Schroders Tax-Aware Bond ETF
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$19.49	$0.35	$(0.17)	$0.18	$0.00 (9)	$(0.36)	$—	$(0.36)	$19.31	0.89%(5)	$449,000	0.39%(6)	0.39%(6)	3.60%(6)	36%
For the Year Ended July 31, 2024
$19.35	$0.72	$0.08	$0.80	$0.02	$(0.68)	$—	$(0.68)	$19.49	4.36%	$358,650	0.39%	0.39%	3.77%	60%
For the Year Ended July 31, 2023
$19.85	$0.60	$(0.55)	$0.05	$0.02	$(0.57)	$—	$(0.57)	$19.35	0.43%	$142,187	0.39%	0.39%	3.10%	135%
The accompanying notes are an integral part of these financial statements.

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Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Schroders Tax-Aware Bond ETF – (continued)
For the Year Ended July 31, 2022
$21.80	$0.31	$(1.74)	$(1.43)	$0.01	$(0.32)	$(0.21)	$(0.53)	$19.85	(6.58)%	$85,338	0.39%	0.39%	1.51%	116%
For the Year Ended July 31, 2021
$21.76	$0.25	$0.08	$0.33	$0.02	$(0.25)	$(0.06)	$(0.31)	$21.80	1.64%	$105,708	0.39%	0.39%	1.14%	199%
For the Year Ended July 31, 2020
$20.95	$0.35	$0.91	$1.26	$0.02	$(0.37)	$(0.10)	$(0.47)	$21.76	6.18%	$76,168	0.39%	0.39%	1.67%	165%
Hartford Strategic Income ETF
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$34.40	$1.00	$0.34	$1.34	$0.01	$(1.26)	$—	$(1.26)	$34.49	3.96%(5)	$75,872	0.50%(6)	0.50%(6)	5.73%(6)	66%(17)
For the Year Ended July 31, 2024
$33.23	$1.92	$1.40	$3.32	$0.01	$(2.16)	$—	$(2.16)	$34.40	10.43%	$56,761	0.54%	0.54%	5.75%	56%(17)
For the Year Ended July 31, 2023
$33.69	$1.61	$(0.24)	$1.37	$0.00 (9)	$(1.83)	$—	$(1.83)	$33.23	4.28%	$53,172	0.54%	0.54%	4.89%	63%(17)
For the Period Ended July 31, 2022(18)
$40.00	$0.91	$(6.35)	$(5.44)	$0.09	$(0.96)	$—	$(0.96)	$33.69	(13.52)%(5)	$45,485	0.54%(6)	0.54%(6)	2.87%(6)	39%(17)
Hartford Total Return Bond ETF
For the Six-Month Period Ended January 31, 2025 (Unaudited)
$34.05	$0.76	$(0.63)	$0.13	$0.00 (9)	$(0.77)	$—	$(0.77)	$33.41	0.38%(5)	$1,990,985	0.29%(6)	0.29%(6)	4.42%(6)	28%(19)
For the Year Ended July 31, 2024
$33.28	$1.48	$0.72	$2.20	$0.01	$(1.44)	$—	$(1.44)	$34.05	6.86%	$1,685,251	0.29%	0.29%	4.46%	45%(19)
For the Year Ended July 31, 2023
$35.19	$1.25	$(2.01)	$(0.76)	$0.00 (9)	$(1.15)	$—	$(1.15)	$33.28	(2.12)%	$1,193,112	0.29%	0.29%	3.72%	69%(19)
For the Year Ended July 31, 2022
$41.16	$0.93	$(5.18)	$(4.25)	$0.01	$(1.02)	$(0.71)	$(1.73)	$35.19	(10.60)%	$969,596	0.29%	0.29%	2.46%	61%(19)
For the Year Ended July 31, 2021
$42.52	$0.85	$(0.35)	$0.50	$0.01	$(0.91)	$(0.96)	$(1.87)	$41.16	1.26%	$1,059,971	0.29%	0.29%	2.07%	49%(19)
For the Year Ended July 31, 2020
$40.87	$1.13 (20)	$2.90 (20)	$4.03	$0.02	$(1.35)	$(1.05)	$(2.40)	$42.52	10.34%	$697,309	0.29%	0.29%	2.76%(20)	79%(19)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 47%, 53% and 41% for the years ended July 31, 2022, July 31,
2021 and July 31, 2020, respectively.

(8)
FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets of less than 0.005%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

88

Hartford Active ETFs
Financial Highlights – (continued)

(9)	Per share amount is less than $0.005.
(10)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 108% for the six-month period ended January 31, 2025 and
258%, 344%, 363%, 362% and 177% for the years ended July 31, 2024, July 31, 2023, July 31, 2022 and July 31, 2021 and the period ended July 31, 2020, respectively.

(11)
The total returns have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the total return experienced by the shareholder and disclosed in the Shareholder Report.

(12)	Commenced operations on February 19, 2020.
(13)	Commenced operations on November 9, 2021.
(14)	Effective June 1, 2024, the Hartford Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).
(15)
As of October 13, 2023, the Hartford Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the
"Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(16)	Commenced operations on September 14, 2021.
(17)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 105% for the six-month period ended January 31, 2025 and
162%, 173% and 143% for the years ended July 31, 2024, July 31, 2023 and July 31, 2022, respectively.

(18)	Commenced operations on September 21, 2021.
(19)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 163% for the six-month period ended January 31, 2025 and 359%, 436%, 450%, 499% and 659% for the years ended July 31, 2024, July 31, 2023, July 31, 2022, July 31, 2021 and July 31, 2020, respectively.

(20)
FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect a change in accounting standard.

The accompanying notes are an integral part of these financial statements.

89

Hartford Active ETFs
 Notes to Financial Statements
 January 31, 2025 (Unaudited)

1.
Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of nine operational series as of January 31, 2025. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Hartford Funds Exchange-Traded Trust:
Hartford AAA CLO ETF (the "AAA CLO ETF") (formerly, Hartford Short Duration ETF)
Hartford Core Bond ETF (the "Core Bond ETF")
Hartford Large Cap Growth ETF (the "Large Cap Growth ETF")
Hartford Municipal Opportunities ETF (the "Municipal Opportunities ETF")
Hartford Quality Value ETF (the "Quality Value ETF")
Hartford Schroders Commodity Strategy ETF (Consolidated) (the "Commodity Strategy ETF")
Hartford Schroders Tax-Aware Bond ETF (the "Tax-Aware Bond ETF")
Hartford Strategic Income ETF (the "Strategic Income ETF") (formerly, Hartford Sustainable Income ETF)
Hartford Total Return Bond ETF (the "Total Return Bond ETF")
AAA CLO ETF commenced operations on May 30, 2018 and changed its name, investment objective and strategy as of February 12, 2024. Core Bond ETF commenced operations on February 19, 2020. Large Cap Growth ETF commenced operations on November 9, 2021. Municipal Opportunities ETF commenced operations on December 13, 2017. Commodity Strategy ETF commenced operations on September 14, 2021. Tax-Aware Bond ETF commenced operations on April 18, 2018. Strategic Income ETF commenced operations on September 21, 2021 and changed its name, investment objective and strategy as of September 30, 2024. Total Return Bond ETF commenced operations on September 27, 2017. Each Fund is an actively managed, exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Shares of Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Quality Value ETF and Strategic Income ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
Quality Value ETF acquired all the assets and liabilities of the Hartford Quality Value Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 13, 2023 (the “Reorganization”). Prior to October 13, 2023, the financial statements of the Quality Value ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 13, 2023, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Quality Value ETF.
Effective as of June 1, 2024, the Quality Value ETF fiscal year end changed from October 31 to July 31.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate

90

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost. Income tax-related interest and penalties, if incurred, are recorded as income tax expense.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of AAA CLO ETF, Core Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Strategic Income ETF and Total Return Bond ETF is to pay dividends from net investment income, if any, monthly and realized gains, if any, at least once a year. The policy of Large Cap Growth ETF, Quality Value ETF and Commodity Strategy ETF is to pay dividends from net investment income, if any, annually, and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
g)
Basis for Consolidation – The Commodity Strategy ETF may invest up to 25% of its total assets in a wholly-owned subsidiary of the Commodity Strategy ETF (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Commodity Strategy ETF’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Commodity Strategy ETF consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of January 31, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of January 31, 2025.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of January 31, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of January 31, 2025.
e)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of January 31, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

During the six-month period ended January 31, 2025, each of Core Bond ETF, Commodity Strategy ETF, Strategic Income ETF and Total Return Bond ETF had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended January 31, 2025, each of Strategic Income ETF and Total Return Bond ETF had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended January 31, 2025, each of Core Bond ETF, Commodity Strategy ETF and Total Return Bond ETF had used Options Contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended January 31, 2025, the Strategic Income ETF had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

During the six-month period ended January 31, 2025, each of Core Bond ETF, Strategic Income ETF and Total Return Bond ETF had used Interest Rate Swap Contracts.
e)
Additional Derivative Instrument Information:
Core Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$127,283	$—	$—	$—	$—	$127,283
Unrealized appreciation on swap contracts(2)	453,860	—	—	—	—	453,860
Total	$581,143	$—	$—	$—	$—	$581,143
Liabilities:
Unrealized depreciation on futures contracts(1)	$222,207	$—	$—	$—	$—	$222,207
Total	$222,207	$—	$—	$—	$—	$222,207

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(710,464)	$—	$—	$—	$—	$(710,464)
Net realized gain (loss) on written options contracts	46,542	—	—	—	—	46,542
Net realized gain (loss) on swap contracts	(100,423)	—	(51,760)	—	—	(152,183)
Total	$(764,345)	$—	$(51,760)	$—	$—	$(816,105)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$140,486	$—	$—	$—	$—	$140,486
Net change in unrealized appreciation (depreciation) of swap contracts	239,922	—	—	—	—	239,922
Total	$380,408	$—	$—	$—	$—	$380,408
For the period ended January 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	98
Futures Contracts Number of Short Contracts	(179)
Written Options at Notional Amount	$(4,528,333)
Swap Contracts at Notional Amount	$4,398,333

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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

Commodity Strategy ETF (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$—	$4,980	$4,980
Unrealized appreciation on futures contracts(1)	—	—	—	—	414,602	414,602
Total	$—	$—	$—	$—	$419,582	$419,582
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$—	$117,113	$117,113
Total	$—	$—	$—	$—	$117,113	$117,113

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$—	$—	$—	$(10,293)	$(10,293)
Net realized gain (loss) on futures contracts	—	—	—	—	(573,157)	(573,157)
Total	$—	$—	$—	$—	$(583,450)	$(583,450)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$—	$—	$—	$261	$261
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	925,902	925,902
Total	$—	$—	$—	$—	$926,163	$926,163
For the period ended January 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$11
Futures Contracts Number of Long Contracts	258
Futures Contracts Number of Short Contracts	(23)

98

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

Strategic Income ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$81,967	$—	$—	$—	$—	$81,967
Unrealized appreciation on foreign currency contracts	—	87,060	—	—	—	87,060
Unrealized appreciation on swap contracts(2)	146,929	—	175,609	—	—	322,538
Total	$228,896	$87,060	$175,609	$—	$—	$491,565
Liabilities:
Unrealized depreciation on futures contracts(1)	$225,182	$—	$—	$—	$—	$225,182
Unrealized depreciation on foreign currency contracts	—	16,237	—	—	—	16,237
Unrealized depreciation on swap contracts(2)	165	—	—	—	—	165
Total	$225,347	$16,237	$—	$—	$—	$241,584

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(173,330)	$—	$—	$—	$—	$(173,330)
Net realized gain (loss) on swap contracts	(35,240)	—	300,994	—	—	265,754
Net realized gain (loss) on foreign currency contracts	—	404,607	—	—	—	404,607
Total	$(208,570)	$404,607	$300,994	$—	$—	$497,031
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(336,462)	$—	$—	$—	$—	$(336,462)
Net change in unrealized appreciation (depreciation) of swap contracts	89,109	—	135,410	—	—	224,519
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	98,813	—	—	—	98,813
Total	$(247,353)	$98,813	$135,410	$—	$—	$(13,130)
For the period ended January 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	149
Futures Contracts Number of Short Contracts	(96)
Swap Contracts at Notional Amount	$10,945,294
Foreign Currency Contracts Purchased at Contract Amount	$1,407,442
Foreign Currency Contracts Sold at Contract Amount	$12,915,304

99

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

Total Return Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$935,620	$—	$—	$—	$—	$935,620
Unrealized appreciation on foreign currency contracts	—	334,524	—	—	—	334,524
Unrealized appreciation on swap contracts(2)	3,431,770	—	—	—	—	3,431,770
Total	$4,367,390	$334,524	$—	$—	$—	$4,701,914
Liabilities:
Unrealized depreciation on futures contracts(1)	$4,071,803	$—	$—	$—	$—	$4,071,803
Unrealized depreciation on foreign currency contracts	—	133,866	—	—	—	133,866
Total	$4,071,803	$133,866	$—	$—	$—	$4,205,669

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(4,978,420)	$—	$—	$—	$—	$(4,978,420)
Net realized gain (loss) on written options contracts	439,676	—	—	—	—	439,676
Net realized gain (loss) on swap contracts	(761,244)	—	(554,435)	—	—	(1,315,679)
Net realized gain (loss) on foreign currency contracts	—	1,064,678	—	—	—	1,064,678
Total	$(5,299,988)	$1,064,678	$(554,435)	$—	$—	$(4,789,745)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(3,888,893)	$—	$—	$—	$—	$(3,888,893)
Net change in unrealized appreciation (depreciation) of swap contracts	2,498,447	—	(12,248)	—	—	2,486,199
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	205,798	—	—	—	205,798
Total	$(1,390,446)	$205,798	$(12,248)	$—	$—	$(1,196,896)
For the period ended January 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,740
Futures Contracts Number of Short Contracts	(1,883)
Written Options at Notional Amount	$(42,778,333)
Swap Contracts at Notional Amount	$53,765,000
Foreign Currency Contracts Purchased at Contract Amount	$431,893
Foreign Currency Contracts Sold at Contract Amount	$28,078,219
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf

100

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of January 31, 2025:
Core Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$127,283	$(222,207)
Swap contracts	453,860	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	581,143	(222,207)
Derivatives not subject to a MNA	(581,143)	222,207
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Commodity Strategy ETF (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$414,602	$(117,113)
Purchased options	4,980	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	419,582	(117,113)
Derivatives not subject to a MNA	(419,582)	117,113
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Strategic Income ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$87,060	$(16,237)
Futures contracts	81,967	(225,182)
Swap contracts	322,538	(165)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	491,565	(241,584)
Derivatives not subject to a MNA	(404,505)	225,347
Total gross amount of assets and liabilities subject to MNA or similar agreements	$87,060	$(16,237)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$2,115	$—	$—	$—	$2,115
Barclays	4,202	(460)	—	—	3,742
BNP Paribas Securities Services	401	—	—	—	401
Citibank NA	3,196	(516)	—	—	2,680
Deutsche Bank Securities, Inc.	55,524	(69)	—	—	55,455
Goldman Sachs & Co.	958	(272)	—	—	686
Hongkong and Shanghai Banking Corporation	1,224	—	—	—	1,224
JP Morgan Chase & Co.	11,007	(3,209)	—	—	7,798
RBS Greenwich Capital	536	—	—	—	536
Standard Chartered Bank	600	(39)	—	—	561
State Street Global Markets LLC	2,467	(2,467)	—	—	—
UBS AG	3,434	(1,193)	—	—	2,241
Westpac International	1,396	—	—	—	1,396
Total	$87,060	$(8,225)	$—	$—	$78,835

101

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(460)	$460	$—	$—	$—
Citibank NA	(516)	516	—	—	—
Commonwealth Bank of Australia	(2,770)	—	—	—	(2,770)
Credit Agricole CIB	(18)	—	—	—	(18)
Deutsche Bank Securities, Inc.	(69)	69	—	—	—
Goldman Sachs & Co.	(272)	272	—	—	—
JP Morgan Chase & Co.	(3,209)	3,209	—	—	—
Morgan Stanley	(619)	—	—	—	(619)
Standard Chartered Bank	(39)	39	—	—	—
State Street Global Markets LLC	(7,072)	2,467	—	—	(4,605)
UBS AG	(1,193)	1,193	—	—	—
Total	$(16,237)	$8,225	$—	$—	$(8,012)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$334,524	$(133,866)
Futures contracts	935,620	(4,071,803)
Swap contracts	3,431,770	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,701,914	(4,205,669)
Derivatives not subject to a MNA	(4,367,390)	4,071,803
Total gross amount of assets and liabilities subject to MNA or similar agreements	$334,524	$(133,866)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$319,149	$—	$—	$—	$319,149
State Street Global Markets LLC	15,375	—	—	—	15,375
Total	$334,524	$—	$—	$—	$334,524

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(130,776)	$—	$—	$—	$(130,776)
JP Morgan Chase & Co.	(3,090)	—	—	—	(3,090)
Total	$(133,866)	$—	$—	$—	$(133,866)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

102

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

103

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

At July 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
AAA CLO ETF	$—	$1,896,295
Core Bond ETF	15,277,359	9,261,266
Large Cap Growth ETF	16,591,530	—
Municipal Opportunities ETF	3,001,137	4,085,691
Tax-Aware Bond ETF	4,932,575	3,267,224
Strategic Income ETF	1,895,742	4,265,034
Total Return Bond ETF	47,677,424	40,586,212
During the year ended July 31, 2024, Large Cap Growth ETF deferred $180,073 of Late-Year Ordinary Loss.
During the year ended July 31, 2024, AAA CLO ETF utilized $347,836, Large Cap Growth ETF utilized $5,212,217, Municipal Opportunities ETF utilized $556,950, Commodity Strategy ETF utilized $89,537, Strategic Income ETF utilized $567,886 and Total Return Bond ETF utilized $5,662,036 of prior year capital loss carryforwards.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at January 31, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAA CLO ETF	$94,845,513	$275,037	$(103,395)	$171,642
Core Bond ETF	332,398,657	1,799,814	(19,264,983)	(17,465,169)
Large Cap Growth ETF	90,577,974	40,300,067	(545,145)	39,754,922
Municipal Opportunities ETF	512,065,079	4,263,964	(7,921,697)	(3,657,733)
Quality Value ETF	131,231,894	44,046,815	(1,405,975)	42,640,840
Commodity Strategy ETF (Consolidated)	8,353,015	436,949	(122,426)	314,523
Tax-Aware Bond ETF	449,266,870	2,793,102	(5,693,904)	(2,900,802)
Strategic Income ETF	77,093,004	1,638,905	(2,399,208)	(760,303)
Total Return Bond ETF	2,269,909,051	15,224,059	(108,824,381)	(93,600,322)
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Trust, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Municipal Opportunities ETF, Quality Value ETF, Strategic Income ETF and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA")  under a sub-advisory agreement with respect to Commodity Strategy ETF and Tax-Aware Bond ETF. SIMNA has contracted with Schroder Investment Management North America Limited ("SIMNA Ltd.") under sub-sub-advisory agreement with respect to Commodity Strategy ETF and Tax-Aware Bond ETF. SIMNA performs the daily investment of the assets of such ETFs in accordance with each Fund’s investment objective and policies and SIMNA may allocate assets to or from SIMNA Ltd. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington and SIMNA, as applicable. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.
Under the Investment Management Agreement, the Investment Manager agrees to pay all expenses of the Trust, except (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment or assumption by the Investment Manager of any expense of the Trust that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

104

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of January 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
AAA CLO ETF	0.24%
Core Bond ETF	0.29%
Large Cap Growth ETF	0.59%
Municipal Opportunities ETF	0.29%
Quality Value ETF	0.45%
Commodity Strategy ETF (Consolidated)(1)	0.59%
Tax-Aware Bond ETF	0.39%
Strategic Income ETF(2)	0.49%
Total Return Bond ETF	0.29%

(1)
HFMC has contractually agreed to waive the management fee for Commodity Strategy ETF in an amount equal to the management fee paid to it by the Fund’s Subsidiary and the other expenses of the Subsidiary (exclusive of (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Subsidiary may have to indemnify its officers and Trustees with respect thereto; (iv) such extraordinary non-recurring expenses as may arise; and (v) acquired fund fees and expenses). This waiver will remain in effect for as long as the Commodity Strategy ETF remains invested in the
Subsidiary. For the six-month period ended January 31, 2025, HFMC waived expenses in the amount of 0.10% of the Fund's average daily net assets.

(2)	Prior to September 30, 2024, the management fee rate was 0.54%.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of each Fund and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company ("State Street"). The cost and expenses of such delegation are born by HFMC, not the Funds. For the Commodity Strategy ETF, the Subsidiary incurs custodian fees and fund accounting fees, but the fees are born by HFMC through the management fee and expense waivers.
c)
Fees Paid Indirectly – The Large Cap Growth ETF and Quality Value ETF have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc, to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the six-month period ended January 31, 2025, the Funds did not recapture any fees.
d)
Distribution Plans – Each Fund, except Quality Value ETF, has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the six-month period ended January 31, 2025, the Funds did not pay any Rule 12b-1 fees.
e)
Remuneration Paid to Trustees, Officers and Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended January 31, 2025, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any Trustee and CCO compensation on behalf of the Funds.
8.
Securities Lending:
The Trust has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The Commodity Strategy ETF does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of January 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
AAA CLO ETF	$—	$—	$—
Core Bond ETF	99,651	101,808	—
Large Cap Growth ETF	—	—	—
Municipal Opportunities ETF	—	—	—
Quality Value ETF	—	—	—
Tax-Aware Bond ETF	—	—	—
Strategic Income ETF	—	—	—
Total Return Bond ETF	1,474,875	1,508,278	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.
Affiliate Holdings:
As of January 31, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Large Cap Growth ETF	12%
Commodity Strategy ETF (Consolidated)	36%
Strategic Income ETF	28%

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

As of January 31, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Core Bond ETF	68%
Large Cap Growth ETF	67%
Strategic Income ETF	8%
Total Return Bond ETF	24%
11.
Beneficial Fund Ownership:
As of January 31, 2025, to the knowledge of a Fund, Hartford Funds Management Company, LLC or Schroder US Holdings, Inc. beneficially held more than 25% of the shares outstanding of the following Funds:
Fund	Shareholder	Percentage of Ownership
Commodity Strategy ETF (Consolidated)	Schroder US Holdings, Inc	36%
	Hartford Funds Management Company, LLC	36%
Strategic Income ETF	Hartford Funds Management Company, LLC	28%
12.
Investment Transactions:
For the six-month period ended January 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
AAA CLO ETF	$32,049,145	$22,429,866	$—	$—	$32,049,145	$22,429,866
Core Bond ETF	37,702,583	51,064,563	43,082,680	16,814,887	80,785,263	67,879,450
Large Cap Growth ETF	31,488,709	31,277,030	—	—	31,488,709	31,277,030
Municipal Opportunities ETF	180,360,615	92,869,710	—	10,000	180,360,615	92,879,710
Quality Value ETF	14,348,659	20,264,725	—	—	14,348,659	20,264,725
Commodity Strategy ETF (Consolidated)	532,586	780,452	—	—	532,586	780,452
Tax-Aware Bond ETF	146,716,965	76,463,770	70,519,327	64,795,255	217,236,292	141,259,025
Strategic Income ETF	40,291,796	26,178,576	11,391,495	16,610,363	51,683,291	42,788,939
Total Return Bond ETF	268,561,504	298,436,048	347,897,459	220,950,382	616,458,963	519,386,430
For the six-month period ended January 31, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Core Bond ETF	$9,722,576	$2,661,473	$27,496
Large Cap Growth ETF	27,924,297	45,226,506	21,347,423
Quality Value ETF	20,849,514	22,532,678	7,356,392
Strategic Income ETF	11,353,789	—	—
Total Return Bond ETF	266,115,445	13,006,704	157,509

13.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Shares of Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Quality Value ETF and Strategic Income ETF are listed and traded throughout the day on Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the six-month period ended January 31, 2025 and year or period ended July 31, 2024:
	For the Six-Month Period Ended January 31, 2025		For the Year or Period Ended July 31, 2024
	Shares	Amount	Shares	Amount
AAA CLO ETF
Shares Sold	450,000	$17,564,681	2,100,000	$80,622,231
Shares Redeemed	(100,000)	(3,905,550)	(1,150,000)	(44,788,251)
Other Capital	—	11,809	—	51,365
Total Net Increase (Decrease)	350,000	13,670,940	950,000	35,885,345
Core Bond ETF
Shares Sold	650,000	$22,821,570	1,900,000	$65,266,301
Shares Redeemed	(100,000)	(3,447,158)	(1,550,000)	(53,803,040)
Other Capital	—	12,354	—	26,663
Total Net Increase (Decrease)	550,000	19,386,766	350,000	11,489,924
Large Cap Growth ETF
Shares Sold	1,225,000	$28,440,876	75,000	$1,269,158
Shares Redeemed	(1,950,000)	(45,695,542)	(25,000)	(418,147)
Other Capital	—	249	—	29
Total Net Increase (Decrease)	(725,000)	(17,254,417)	50,000	851,040
Municipal Opportunities ETF
Shares Sold	2,125,000	$82,635,529	1,800,000	$69,372,185
Shares Redeemed	(25,000)	(981,002)	(400,000)	(15,152,214)
Other Capital	—	50,170	—	50,715
Total Net Increase (Decrease)	2,100,000	81,704,697	1,400,000	54,270,686
Quality Value ETF (1)(2)
Shares Sold	825,000	$21,478,547	925,001	$23,096,821
Shares Redeemed	(875,000)	(22,831,770)	(1,575,000)	(37,907,914)
Other Capital	—	—	—	—
Total Net Increase (Decrease)	(50,000)	(1,353,223)	(649,999)	(14,811,093)
Commodity Strategy ETF (Consolidated)
Shares Sold	25,000	$364,850	—	$—
Shares Redeemed	(50,000)	(734,453)	(275,000)	(4,054,478)
Other Capital	—	110	—	405
Total Net Increase (Decrease)	(25,000)	(369,493)	(275,000)	(4,054,073)

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

	For the Six-Month Period Ended January 31, 2025		For the Year or Period Ended July 31, 2024
	Shares	Amount	Shares	Amount
Tax-Aware Bond ETF
Shares Sold	5,550,000	$108,781,925	12,900,000	$246,151,269
Shares Redeemed	(700,000)	(13,520,166)	(1,850,000)	(34,167,302)
Other Capital	—	93,188	—	207,422
Total Net Increase (Decrease)	4,850,000	95,354,947	11,050,000	212,191,389
Strategic Income ETF
Shares Sold	550,000	$19,158,372	200,000	$6,702,200
Shares Redeemed	—	—	(150,000)	(5,063,636)
Other Capital	—	16,661	—	10,563
Total Net Increase (Decrease)	550,000	19,175,033	50,000	1,649,127
Total Return Bond ETF
Shares Sold	10,500,000	$358,839,274	16,450,000	$542,784,597
Shares Redeemed	(400,000)	(13,380,428)	(2,800,000)	(89,360,062)
Other Capital	—	99,935	—	230,048
Total Net Increase (Decrease)	10,100,000	345,558,781	13,650,000	453,654,583

(1)	For the period from November 1, 2023 to July 31, 2024. Effective June 1, 2024, the Quality Value ETF changed its fiscal year end to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	The share transactions for the Quality Value ETF for the year ended October 31, 2023 are as follows:

	For the Year Ended October 31, 2023(1)
Quality Value ETF	Shares	Amount
Shares Sold(2)	7,278,138	$156,946,712
Shares Issued for Reinvested Dividends(2)	37,745	858,432
Shares Redeemed(2)	(7,878,908)	(170,802,378)
Reorganization (see Note 1)	7,684,257	166,507,716
Net Increase (Decrease)(2)	7,121,232	153,510,482
Class A
Shares Sold	314,497	$7,284,449
Shares Issued for Reinvested Dividends	458,294	10,659,453
Shares Redeemed	(8,103,051)	(179,821,950)
Net Increase (Decrease)	(7,330,260)	(161,878,048)
Class C
Shares Sold	97,617	$1,876,188
Shares Issued for Reinvested Dividends	15,597	302,177
Shares Redeemed	(286,977)	(5,349,607)
Net Increase (Decrease)	(173,763)	(3,171,242)
Class I
Shares Sold	388,347	$8,732,221
Shares Issued for Reinvested Dividends	87,476	2,001,361
Shares Redeemed	(1,787,994)	(39,221,923)
Net Increase (Decrease)	(1,312,171)	(28,488,341)
Class R3
Shares Sold	2,736	$63,393
Shares Issued for Reinvested Dividends	2,297	54,524
Shares Redeemed	(44,059)	(999,179)
Net Increase (Decrease)	(39,026)	(881,262)
Class R4
Shares Sold	31,094	$738,003
Shares Issued for Reinvested Dividends	13,177	316,133
Shares Redeemed	(254,050)	(5,787,791)
Net Increase (Decrease)	(209,779)	(4,733,655)
Class R5
Shares Sold	603	$15,289
Shares Issued for Reinvested Dividends	910	22,057
Shares Redeemed	(15,180)	(350,957)
Net Increase (Decrease)	(13,667)	(313,611)

109

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 Notes to Financial Statements – (continued)
 January 31, 2025 (Unaudited)

	For the Year Ended October 31, 2023(1)
Quality Value ETF	Shares	Amount
Class R6
Shares Sold	156,960	$3,721,449
Shares Issued for Reinvested Dividends	32,143	780,498
Shares Redeemed	(667,871)	(15,451,489)
Net Increase (Decrease)	(478,768)	(10,949,542)
Class Y
Shares Sold	25,536	$620,145
Shares Issued for Reinvested Dividends	16,684	405,796
Shares Redeemed	(316,362)	(7,297,920)
Net Increase (Decrease)	(274,142)	(6,271,979)
Total Net Increase (Decrease)	(2,710,344)	$(63,177,198)

(1)
As of October 13, 2023, the Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the
"Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 for additional information about the Reorganization.

(2)	Includes Class F Shares of the Predecessor Fund prior to the Reorganization and the Quality Value ETF post Reorganization.
14.
Line of Credit:
The AAA CLO ETF, Core Bond ETF, Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF, Strategic Income ETF, and Total Return Bond ETF participate in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each such Fund may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. The fees incurred by these Funds, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the period ended January 31, 2025, none of these Funds had borrowings under the credit facility.
15.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Segment Reporting:
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The President and Chief Executive Officer of the Trust acts as the Funds' CODM. Each Fund operates through a single operating and reporting segment pursuant to its investment objective and principal investment strategy. A Fund's prospectus describes the Fund's fees, investment objective, principal investment strategy and principal risks, among other items. Each Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within such Fund's financial statements. The accompanying financial statements detail each Fund’s segment assets, liabilities, revenues, and expenses.
17.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

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 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

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Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

112

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 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Hartford Funds Exchange-Traded Trust
Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Hartford Core Bond ETF
Hartford Large Cap Growth ETF
Hartford Municipal Opportunities ETF
Hartford Quality Value ETF
Hartford Schroders Commodity Strategy ETF
Hartford Schroders Tax-Aware Bond ETF
Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Hartford Total Return Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Hartford Quality Value ETF is a series of Hartford Funds Exchange-Traded Trust (the “Trust”) and successor to a corresponding series of The Hartford Mutual Funds II, Inc. (the “Predecessor Fund”) pursuant to a reorganization consummated on October 13, 2023. Hartford Quality Value ETF has an investment objective and strategy substantially similar to those of its Predecessor Fund.
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment management and sub-advisory agreements. At its meeting held on September 11-12, 2024, the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and the Trust, on behalf of each of the Funds (the “Investment Management Agreement”); (ii) the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”) with respect to Hartford Schroders Commodity Strategy ETF and Hartford Schroders Tax-Aware Bond ETF; (iii) the continuation of a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.”) with respect to Hartford Schroders Commodity Strategy ETF and Hartford Schroders Tax-Aware Bond ETF; and (iv) the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement” and together with the Investment Management Agreement, the Schroders Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement, the “Agreements”) by and between HFMC and Wellington Management Company LLP (“Wellington,” and together with SIMNA Inc. and SIMNA Ltd., the “Sub-advisers,” and together with HFMC, SIMNA Inc. and SIMNA Ltd., the “Advisers”), with respect to Hartford AAA CLO ETF, Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Quality Value ETF, Hartford Strategic Income ETF and Hartford Total Return Bond ETF.
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund-by-Fund performance and other investment-related matters.
The Independent Trustees engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, total expense ratio and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Trustees also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements.
Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Trustees presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Investment Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment management and administrative services in connection with selecting, monitoring and supervising the Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, HFMC’s process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and HFMC’s approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.

115

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to the Sub-advisers, which are responsible for the daily investment of the assets of their respective Funds, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of investing in a fund that is part of the family of Hartford funds. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in connection with sponsoring new funds to expand these opportunities for shareholders and providing ongoing services to each Fund. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund. The Board considered the special attributes of the Funds, which are exchange-traded funds (“ETFs”), relative to mutual funds and the benefits that are expected to be realized from an investment in the Funds, rather than a mutual fund. The Board also considered the resources devoted by HFMC and its affiliates in developing and maintaining an infrastructure necessary to support the ongoing operations of the Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund, which, with respect to the Hartford Quality Value ETF, included the performance of the Predecessor Fund. The Board noted that the Predecessor Fund’s investment portfolio had been managed by Wellington. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. The Board also noted the limited operating history of certain Funds in evaluating the performance of the Advisers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its oversight of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance, as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record. In addition, the Board considered information about HFMC’s overall assessment of the functioning of each Fund’s arbitrage mechanism, noting HFMC’s statement that the arbitrage mechanism of each Fund functioned as expected.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the Funds, as applicable.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board also requested and received information relating to the operations and

116

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

profitability of the Sub-advisers. The Board considered representations from HFMC, SIMNA Inc. and Wellington that the respective Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not Hartford Schroders Commodity Strategy ETF or Hartford Schroders Tax-Aware Bond ETF. Accordingly, the Board concluded that the profitability of each Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Funds’ sub-advisory agreements.
The Board considered that the Independent Trustees’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Investment Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratio of each Fund. The Board considered that HFMC would pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses. The Board noted that HFMC would bear the risk that Fund operating costs may increase over time. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to SIMNA Inc. and Wellington with respect to each Fund, as applicable. In this regard, the Board requested and reviewed information from HFMC, SIMNA Inc. and Wellington relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratio relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of registered investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by HFMC to other Hartford funds that are mutual funds with investment strategies similar to those of Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Schroders Tax-Aware Bond ETF, and Hartford Total Return Bond ETF. The Board reviewed information about structural, operational and other differences between the Funds and the mutual funds, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.

117

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board considered that any economies of scale in respect of the management of a Fund would benefit HFMC due to the unitary fee structure of each Fund, but that the unitary fee protects shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered that each Fund could share in the benefits from some economies of scale as assets in the Fund grow. The Board reviewed the breakpoints in the management fee schedule for the Hartford Quality Value ETF, which reduce fee rates as the Hartford Quality Value ETF’s assets grow over time. The Board recognized that if Hartford Quality Value ETF’s assets were beyond the highest breakpoint level, it will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
The Board noted that, except for the Hartford Quality Value ETF, each Fund’s management fee does not contain breakpoints. However, the Board considered that HFMC shares anticipated or potential economies of scale with shareholders in a variety of ways, including through initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments in HFMC’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Board also noted that, for each of Hartford AAA CLO ETF, Hartford Large Cap Growth ETF, Hartford Quality Value ETF, Hartford Schroders Commodity Strategy ETF and Hartford Strategic Income ETF, each Fund’s current low asset levels means that the Fund has achieved limited, if any, economies of scale.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratio for each Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance (net of all fees and expenses) as of March 31, 2024. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford AAA CLO ETF
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was above its prior benchmark for the 1-, 3- and 5-year periods. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy and that the returns reflect the Fund’s performance when it pursued a different investment objective and principal investment strategy prior to February 12, 2024. The Board noted that because the Fund recently commenced operations under the revised investment strategy, benchmark-relative performance information applicable to this period was not available. The Board also noted recent changes to the Fund’s portfolio management team.

118

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a permanent fee reduction implemented in 2024.
Hartford Core Bond ETF
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and in line with its benchmark for the 3-year period. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford Large Cap Growth ETF
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile.
Hartford Municipal Opportunities ETF
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1- and 5-year periods and the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods. The Board noted recent and upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 4th quintile.
Hartford Quality Value ETF
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 3-year periods and the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.
Hartford Schroders Commodity Strategy ETF
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile.
Hartford Schroders Tax-Aware Bond ETF
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 4th quintile.

119

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Strategic Income ETF
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period. The Board noted that certain changes had been made and certain changes are expected to be made to the Fund’s principal investment strategy.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a permanent fee reduction to be implemented in 2024.
Hartford Total Return Bond ETF
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee, and total expenses were in the 2nd quintile of its expense group.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

120

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Hartford AAA CLO ETF, Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Quality Value ETF, Hartford Strategic Income ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Commodity Strategy ETF and Hartford Schroders Tax-Aware Bond ETF are sub-advised by Schroder Investment Management North America Inc. (“SIMNA”) and sub-sub-advised by Schroder Investment Management North America Ltd. (“SIMNA Ltd”, together with SIMNA, “Schroders”). HFMC, Wellington, SIMNA, and SIMNA Ltd. are all SEC registered investment advisers. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.
ETFSAR-A25 03/25 Printed in the U.S.A.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: April 7, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 7, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Date: April 7, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)